VINTAGE MUTUAL FUNDS


                         ANNUAL REPORT TO SHAREHOLDERS


                                 MARCH 31, 1998

MESSAGE FROM THE PRESIDENT
VINTAGE MUTUAL FUNDS, INC.

Welcome All Shareholders:

Very simply, it was a year of breathtaking gains in the financial markets, and of groundbreaking change for funds managed by Investors Management Group ("IMG") of Des Moines, Iowa and AMCORE Capital Management of Rockford, Illinois. During the period, we worked hard to merge the fund families -- and we're very pleased to report that in February 1998, our efforts were successful.

THE CREATION OF THE VINTAGE MUTUAL FUNDS
On that date, the mutual funds managed by IMG and the AMCORE Vintage Mutual Funds were combined to form a new fund family, the Vintage Mutual Funds, Inc. This merger resulted from the acquisition of IMG by AMCORE Financial, Inc. Today, IMG -- which also includes the investment professionals from AMCORE's financial investment advisory subsidiary, AMCORE Capital Management - provides advisory, accounting and administrative services to our new fund family.

LET ME TAKE A MOMENT . . .
 . . . to introduce myself -- I am Dave Miles, the President of the Vintage Mutual Funds. I also serve as a Senior Managing Director of IMG where I have been responsible for directing the business side of the Liquid Assets Fund, the Municipal Assets Fund, the IMG Mutual Funds and the Capital Value Funds. At Vintage, I will be assuming responsibility for the execution of the policies formulated by our Board of Directors.

A BROADER TALENT POOL AND MORE OPTIONS
The result of the integration of the fund families into one will be a family of funds advised by a larger team of investment professionals. This will provide our shareholders with a much broader array of investment options, as well as the benefits of a larger pool of experience and expertise.

In terms of the day-to-day management of each fund, however, while much has changed, much also stays the same. Former shareholders of the AMCORE Vintage Funds, the Liquid Assets Fund, the Municipal Assets Fund and the IMG Bond Fund will see little change in the management of their investment.

As of February 19, 1998, however, the IMG Core Stock Fund and the Capital Value Equity Fund were merged with the Vintage Equity Fund; the Capital Value Total Return Fund was merged with the Vintage Balanced Fund; and the Capital Value Fixed Income Fund has been merged with the Vintage Bond Fund.

Finally, as a part of our restructuring, several of our Funds were renamed. The Fixed Total Return Fund was renamed the Limited Term Bond Fund. The Intermediate Tax Free Fund became the Municipal Bond Fund. The Fixed Income Fund is now the Income Fund. And the U.S. Government Obligations Fund was renamed the Government Assets Fund.

IN CLOSING . . .
As I said earlier, regardless of what Fund you were investing in prior to this reorganization, you can rest assured that the team of investment professionals from IMG and AMCORE still manage the Vintage Family. And our priorities have not changed -- in fact, they are now clearer and stronger than ever. We remain absolutely committed to helping you and all of our shareholders achieve your investment objectives.

________________________________________________________________________________

THE VINTAGE MUTUAL FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES LIMITED PARTNERSHIP.

SHARES OF THE VINTAGE MUTUAL FUNDS ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, AMCORE FINANCIAL INC., ANY OF ITS SUBSIDIARIES OR AMCORE CAPITAL MANAGEMENT, INC. , OR INVESTORS MANAGEMENT GROUP. INVESTMENT PRODUCTS INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

FOR MORE COMPLETE INFORMATION ON ANY OF THE VINTAGE MUTUAL FUNDS, INCLUDING FEES, EXPENSES AND SALES CHARGES, PLEASE CALL 1-800-438-6375 FOR A FREE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

We thank you for your continued confidence in us. We look forward to providing you with excellent investment management and serving your needs now and in the future. As always, if you would like a prospectus on any one or all of the Vintage Funds, have any questions or require any assistance, please don't hesitate to call us at 1-800- 438-6375.

Sincerely,




David W. Miles
President

MESSAGE FROM THE INVESTMENT ADVISOR
VINTAGE MUTUAL FUNDS, INC.

Dear Shareholders:

As we go to press, the stock market has done what it has done with great regularity over the course of the past year -- hit yet another all-time high. Over the course of the first quarter alone, U.S. domestic stocks were up almost 13%. Over the course of the past year, the S&P 500 Index gained an astonishing 47%.

Of course, no gain comes without at least a little pain, and this one was no exception. In October, investors were shaken by events in Asian markets -- and the Dow Jones Industrial Average dropped some 554 points, the largest one day fall in its history. But, within days, the market bounced back. With the economy growing at a steady pace, and inflation under control, investors were in the mood to accentuate the positive and ignore virtually everything else.

ROSE-COLORED GLASSES?
Yet, this enthusiasm for equities isn't necessarily misplaced. As the dust settled, fears that the "Asian contagion" would spread subsided -- and as they did, it was clear that many of the factors that underlay the bull market in stocks were still in place. Prices in the U.S. rose at only a 1.6% rate in 1997 and were even lower in the first quarter. Inflation has been subsiding to levels not seen persistently since the early 1970s. Growth of output in 1997 neared 4% -- and supports continued robust earnings growth.

Of course, given the globalization of the world economy, it is clear that events in Asia will impact our economy at some point. Looking ahead, the analyst community now widely believes that economic growth in the U.S. will slow to about 2%, approximately half of current levels, due to the collapse of key Asian economies. Nonetheless, slower growth does not mean no growth. U.S. consumers -- who represent 2/3's of all consumption -- are still in a spending mood. Low interest rates, too, continue to support the housing market.

DRUM-TIGHT LABOR MARKETS
But there are some clouds on the horizon -- and chief among them is a very tight labor market. Wages in certain industries are rising at a fast clip -- and if the economy doesn't slow, this trend could accelerate and spark inflation. Whether slowing dampens economic growth enough to permit an easing of labor conditions is an open question.

None of these conditions, of course, have escaped the bond market's notice. In recent weeks, we've seen the descent of long-term rates halt and partially reverse.

For stock investors, however, this is a minor worry when compared to the terror experienced when Asian currencies collapsed last October. But initial fears of a disaster of 1930s proportions have been calmed by the efforts of the International Monetary Fund -- which is currently optimistic about the outlook for Asia. Much remains to be done in these economies and political regimes over the coming years, but most likely, the worst market reactions are now behind us.

WHAT'S NEXT?
Of course, no one can foretell the future -- and predictions are often futile, if not downright arrogant. But a close examination of current conditions is of value. First and foremost, low inflation, "not-too-fast" growth, and abated
Asian fears have conspired to return the markets to record levels. No less an investor than Warren Buffet has observed that current valuation levels in the stock market are in fact reasonable because of lower inflation levels. Moreover, we could see surprises on the upside -- and should this happen, higher price levels could be supported.

At the same time, however, there is reason for caution. Bonds may come under pressure as continued growth facilitates wage gains. Consequently, any slowing resulting from the turmoil in Asia would be positive. With regard to stocks, as inflation fears and growth anxiety re-emerge and the next act in Asia begins, the markets could be more volatile. While the fundamentals are indeed positive, high valuations levels always carry the chance of a significant correction.

Nonetheless, for patient stock investors, returns over the past three years have been nothing short of spectacular. And, while comparably astounding gains are unlikely in the near future, we believe that long-run prospects have never been better.

Sincerely,




Jay H. Evans
Chief Investment Officer
Investors Management Group

PERFORMANCE REPORT
VINTAGE MUTUAL FUNDS, INC.

THE VINTAGE MONEY MARKET FUNDS

The economy was strong, unemployment was low and consumer confidence was high throughout much of the year ended March 31, 1998. But, contrary to historical precedent, inflationary pressures did not increase. Instead, investors were pleased to see, wholesale prices declined in the first half of the period. Moreover, events in Asia also put downward pressure on rates -- with these markets collapsing, our economy would be affected and growth would be slowed.

As 1998 began, however, market sentiment regarding the impact of the Asian contagion shifted once again. The U.S. economy, investors gradually realized, might not be impacted as dramatically or slow as significantly as first believed. Interest rates in the money markets began edging upward.

THE GOVERNMENT ASSETS FUND
(Formerly the U.S. Government  Obligations Fund)

Given the environment, we approached the marketplace cautiously throughout the year ended March 31, 1998. Shortening and lengthening of maturities in the portfolio was done only when attractive opportunities arose -- rather than in response to any event. As a result, the average maturity of the Fund's holdings ranged between 45-50 days throughout much of the period. Because we do expect the markets to be more volatile, we do not expect to make any major change in the Fund's maturity structure, allocation, or in our cautious approach to the markets in the coming months.

THE LIQUID ASSET FUND

Invested in a variety of government guaranteed securities with short-term maturities, the Fund performed well over the course of the year ended March 31, 1998. With the portfolio's average maturity hovering around 23 days, we were able to move quickly and capitalize on attractive opportunities as they arose. At the end of the period, the Fund's average maturity was still somewhat shorter than industry averages -- well-positioned for rising rates and the more volatile environment we expect to see in the months ahead.

THE MUNICIPAL ASSET FUND

Much like the municipal bond markets, the tax-free money markets were much quieter than the taxable money markets during the year ended March 31, 1998. Given the stable environment, we focused our efforts on yield enhancement and invested in a mix of municipal securities with maturities ranging from 7 days to one year out. The Fund's average maturity moved between 50-60 days throughout the period. The average credit quality of all holdings was AA or better. As a result, the Fund achieved its objective: producing a solid tax-free yield and liquidity for its investors without taking unnecessary risk.

ALTHOUGH THE VINTAGE MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00, THERE IS NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO. THE VINTAGE MONEY MARKET FUNDS ARE NEITHER INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

VINTAGE MUTUAL FUNDS, INC.
GOVERNMENT ASSETS FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998

SHARES OR
PRINCIPAL       SECURITY                                  AMORTIZED
 AMOUNT        DESCRIPTION                                   COST
 ------        -----------                                   ----
U.S. GOVERNMENT AGENCY (67.3%):
Federal Farm Credit Bank:
$10,000,000    5.69%*, 04/09/98...........................$9,987,711
 10,000,000    5.40%*, 04/14/98............................9,981,006

Federal Home Loan Bank:
 10,000,000    5.46%*, 04/30/98............................9,957,306
 10,000,000    5.40%*, 06/02/98............................9,910,100
  5,000,000    5.70%, 03/17/99.............................4,998,127
Federal Home Loan Mortgage Assoc.:
 10,000,000    5.56%*, 05/07/98............................9,945,500
 10,000,000    5.55%*, 05/21/98............................9,924,583
 10,000,000    5.57%*, 05/28/98............................9,914,025
Federal National Mortgage Assoc.:
 10,000,000    5.46%*, 06/05/98............................9,904,305
 10,000,000    5.55%*, 06/12/98............................9,892,000
  5,000,000    5.71%, 06/23/98.............................4,999,545
  5,000,000    5.75%, 06/30/98.............................4,998,807
                                                        ------------
             Total U.S. Government Agency................104,413,015
                                                        ------------
REPURCHASE AGREEMENTS (33.1%):
Bear Stearns:
 38,786,531    5.85%, 04/01/98
               (Purchased on 03/31/98, proceeds
               at maturity $38,792,834; Collateralized
               by  U.S. Treasuries,
               03/31/00-11/15/27,
               market value $39,589,107)..................38,786,531
Dean Witter:
 12,529,600    5.75%, 04/01/98
               (Purchased on 03/31/98, proceeds at
               maturity $12,531,601; Collateralized
               by $12,757,000 U.S. Treasuries,
               04/02/98--05/12/20, market value
               $12,780,740)...............................12,529,600
                                                        ------------
              Total Repurchase Agreements................ 51,316,131
                                                        ------------
              Total (Cost--$155,729,146)................$155,729,146

              Other Assets & Liabilities (-0.4%)............(599,637)
                                                        ------------
              NET ASSETS................................$155,129,509
                                                        ============





* Effective yield at date of purchase.

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.
LIQUID ASSETS FUND

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998



SHARES OR
PRINCIPAL       SECURITY                                  AMORTIZED
 AMOUNT        DESCRIPTION                                   COST
 ------        -----------                                   ----
U.S. GOVERNMENT AGENCY (22.7%):
Federal Farm Credit Bank:
$ 2,500,000    5.52%**, 05/18/98..........................$2,482,408
  2,575,000    5.90%, 06/02/98.............................2,575,659
    500,000    6.13%, 11/09/98...............................501,447
Federal Home Loan Bank:
  1,000,000    5.79%, 10/23/98...............................999,742
Federal Home Loan Mortgage Assoc.:
  2,000,000    5.84%, 04/08/98.............................2,000,070
  2,000,000    5.50%**, 04/24/98...........................1,993,138
  2,000,000    5.51%**, 06/18/98...........................1,976,860
  2,000,000    5.56%**, 06/30/98...........................1,972,950
    500,000    6.05%, 07/28/98...............................500,404
    200,000    5.00%, 12/15/98...............................198,822
Federal National Mortgage Assoc.:
  3,000,000    5.55%**, 05/26/98...........................2,975,204
  2,864,000    5.51%**, 09/11/98...........................2,795,402
  1,000,000    4.75%, 10/26/98...............................995,470
Student Loan Marketing Assoc.:
  1,800,000    4.63%, 06/01/98.............................1,797,212
                                                        ------------
               Total U.S. Government Agency...............23,764,788
                                                        ------------

Loan Certificates--FmHA Guaranteed Loan Certificates (8.5%):
  8,898,304    6.25%*, 10/15/98 to 12/19/34................8,898,304
                                                        ------------

Trust  Certificates--U.S. Govt. Guaranteed Student Loans (34.8%):
 36,500,000    5.94%***, 06/11/98 to 02/19/99.............36,500,000
                                                        ------------

Repurchase Agreements (33.5%):
Merrill Lynch LMS:
 25,000,000    5.92%, 04/01/98, (Purchased on
               3/31/98, proceeds at maturity
               $25,004,111; Collateralized by
               $25,335,000 GNMA,
               5.50%, 01/20/28, market value
               $25,502,810)...............................25,000,000

Swiss Bank:
 10,163,316    5.85%, 04/01/98, (Purchased on
               03/31/98, proceeds at maturity
               $10,164,968; Collateralized by
               $10,346,688 Gov't. Agencies,
               02/25/07--01/01/28, market value
               $10,402,452)..............................$10,163,316
                                                        ------------
               Total Repurchase Agreements................35,163,316
                                                        ------------

               Total (Cost--$104,326,408)...............$104,326,408

               Other Assets & Liabilities (0.5%).............517,660
                                                        ------------
               Net Assets...............................$104,844,068
                                                        ============


   * Interest rate fluctuates with prime rate. Put option subject no longer than 7-day settlement.
  ** Effective yield at date of purchase.
 *** Interest rate fluctuates with 3-month U.S. Treasury bill rate. Put option subject to no longer than 7-day settlement.

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.
MUNICIPAL ASSETS FUND

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

SHARES OR
PRINCIPAL       SECURITY                                  AMORTIZED
 AMOUNT        DESCRIPTION                                   COST
 ------        -----------                                   ----
INDUSTRIAL DEVELOPMENT BONDS (4.00%):
Iowa (4.00%)
 $  37,375    Iowa HFA (Gayman Project),
              4.85%**, 08/15/99..............................$37,375
   199,278    Iowa HFA (Starr-Terry Project),
              5.35%**, 05/15/05..............................199,278
   997,349    Sioux City, IA (Handy
              Partnership), 4.85%**, 09/15/04................997,349
   337,768    Vinton, IA (Twin City Concrete),
              5.33%**, 06/15/02..............................337,768
                                                        ------------
              Total Industrial Development Bonds...........1,571,770
                                                        ------------

VARIABLE RATE DEMAND OBLIGATIONS (61.30%):
Arizona  (3.10%)
   500,000    Phoenix, AZ IDR 7-Day,
              3.75%**, 10/15/06..............................500,000
   700,000    Apache Co, AZ IDA 7-Day,
              3.75%**, 06/15/20..............................700,000
                                                        ------------
                                                           1,200,000
                                                        ------------
Delaware (3.80%)
 1,500,000    Delaware St Econ Dev 7-Day,
              3.70%**, 10/01/28............................1,500,000
                                                        ------------

Florida (4.60%)
 1,500,000    Manatee Co., FL PCR DTN,
              3.85%*, 09/01/24.............................1,500,000
   300,000    St. Lucie Co., FL PCR DTN,
              3.85%*, 01/01/26...............................300,000
                                                        ------------
                                                           1,800,000
                                                        ------------
Illinois (6.10%)
 1,300,000    Illinois HFA Rev 7-Day,
              3.70%**, 12/01/14............................1,300,000
   500,000    Illinois HFA Rev 7-Day,
              3.70%**, 12/01/15..............................500,000
   600,000    Illinois EFA Rev 7-Day,
              3.75%**, 05/01/20..............................600,000
                                                        ------------
                                                           2,400,000
                                                        ------------
Indiana (1.30%)
   500,000    Indianapolis, IN Rev 7-Day,
              3.70%**, 12/01/15..............................500,000
                                                        ------------

Kentucky (2.30%)
  $900,000    Kentucky Dev Finance 7-Day,
              3.70%**, 12/01/15..............................900,000
                                                        ------------

Michigan (6.40%)
   900,000    Dearborn, MI Econ Dev 7-Day,
              3.75%**, 03/01/23..............................900,000
   200,000    Grand Rapids, MI Water 7-Day,
              3.50%**, 01/01/20..............................200,000
 1,400,000    Michigan HFA Rev 7-Day,
              3.70%**, 07/01/17............................1,400,000
                                                        ------------
                                                           2,500,000
                                                        ------------
Missouri (1.50%)
   600,000    St. Charles Co., MO IDA 7-Day,
              3.75%**, 12/01/07..............................600,000
                                                        ------------

Oregon (4.10%)
 1,600,000    Portland, OR PCR DTN,
              3.75%*, 12/01/09.............................1,600,000
                                                        ------------

Pennsylvania (1.30%)
   500,000    Delaware City, PA DTN,
              3.70%*, 12/01/15...............................500,000
                                                        ------------

South Carolina (4.60%)
 1,785,000    South Carolina, Econ Dev DTN,
              3.75%*, 07/01/22.............................1,785,000
                                                        ------------

Tennessee (9.80%)
   300,000    Metro Govt Nashville, TN 7-Day,
              3.65%**, 06/01/15..............................300,000
 1,740,000    Metro Nashville Airport, TN DTN,
              3.75%*, 10/01/12.............................1,740,000
 1,800,000    Sullivan Co., TN PCR DTN,
              3.75%*, 10/01/16.............................1,800,000
                                                        ------------
                                                           3,840,000
                                                        ------------

Texas (8.60%)
   400,000    Grapevine, TX IDR Ser B1 DTN,
              3.75%*, 12/01/24...............................400,000
   300,000    Grapevine, TX IDR Ser B4 DTN,
              3.75%*, 12/01/24...............................300,000
   900,000    Harris Co., TX  Ser 88A 7-Day,
              3.80%**, 06/01/05..............................900,000

Percentages indicated are based on net assets of $39,116,414.
 *  Variable rate, put option subject to next business day settlement.
 ** Variable rate, put option subject to no longer than 7-day settlement.

                                   CONTINUED

VINTAGE MUTUAL FUNDS, INC.
MUNICIPAL ASSETS FUND (CONTINUED)

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

SHARES OR
PRINCIPAL       SECURITY                                  AMORTIZED
 AMOUNT        DESCRIPTION                                   COST
 ------        -----------                                   ----
VARIABLE RATE DEMAND OBLIGATIONS (CONTINUED):
   670,000    Lone Star, TX Airport Ser A4 DTN,
              3.75%*, 12/01/14...............................670,000
   300,000    Lone Star, TX Airport Ser B2 DTN,
              3.75%*, 12/01/14...............................300,000
   800,000    Lone Star, TX Airport Ser B5 DTN,
              3.75%*, 12/01/14...............................800,000
                                                        ------------
                                                           3,370,000
                                                        ------------
Virginia (3.80%)
 1,500,000    Hampton Roads, VA 7-Day,
              3.60%**, 07/01/16............................1,500,000
                                                        ------------
              Total Variable Rate Demand
              Obligations.................................23,995,000
                                                        ------------

MUNICIPAL BONDS (34.00%):
Alaska (1.00%)
   400,000    Anchorage, AK Series B,
              7.40%, 08/01/98................................404,593
                                                        ------------

Arizona  (1.30%)
   505,000    Maricopa Co., AZ SD #4, 6.00%,
              07/01/98.......................................512,640
                                                        ------------

Colorado (0.60%)
   220,000    Boulder, CO, 9.00%, 09/01/98...................224,456
                                                        ------------

Connecticut (0.70%)
   160,000    Connecticut, State of, Ser A,
              4.00%, 05/15/98................................160,018
   100,000    Waterbury, CT Refunding, 4.40%,
              04/15/98.......................................100,011
                                                        ------------
                                                             260,029
                                                        ------------
Florida (0.50%)
    250,000   Dunedin, FL Hospital Rev., 4.00%*** ,
              10/01/98.......................................189,794
                                                        ------------

Georgia (0.50%)
   200,000    DeKalb Co., GA School District,
              4.25%, 07/01/98................................200,096
                                                        ------------

Idaho (0.50%)
   100,000    Coeur D Alene, ID Sewer Rev,
              6.70%, 06/01/98................................101,414
   100,000    Idaho State, Tax Antic. Notes,
              4.63%, 06/30/98................................100,176
                                                        ------------
                                                             201,590
                                                        ------------
Illinois (3.00%)
   315,000    Harvey, IL Adv Refunding, 8.40%,
              06/01/98.......................................317,273
   185,000    Homewood Flossmoor, IL Park Dist,
              4.60% , 12/01/98...............................185,659
   275,000    Illinois State Sales Tax Rev, 3.98%***,
              06/15/98........................................90,249
   130,000    Kane Co., IL Public Bldg Comm.,
              4.20%, 12/01/98................................130,124
    80,000    Lyons, IL Waterworks & Sewer,
              4.50%, 05/01/98.................................80,025
   185,000    Northern Illinois Univ Ctfs Partn,
              4.00%, 04/01/98................................185,000
   175,000    University of Illinois,
              Auxiliary Fac., 4.00%, 10/01/98................175,000
                                                        ------------
                                                           1,163,330
                                                        ------------
Indiana (1.50%)
   325,000    Evansville, IN Sewer Rev,
              5.00%, 07/01/98................................325,785
   250,000    Franklin Twp, IN School Bldg Corp,
              4.60%, 07/01/98................................250,595
                                                        ------------
                                                             576,380
                                                        ------------
Iowa (1.10%)
   250,000    Iowa City, IA, 4.63%, 06/01/98.................250,220
    85,000    Polk Co., IA Gaming Rev,
              7.00%, 04/15/98.................................85,096
    95,000    Sidney, IA Community School Dist,
              5.20%, 06/01/98.................................95,169
                                                        ------------
                                                             430,485
                                                        ------------
Kentucky (0.10%)
    50,000    Jefferson Co., KY School Dist,
              6.70%, 02/01/99.................................51,095
                                                        ------------

Louisiana (0.50%)
   100,000    Louisiana State, Series A,
              8.00%, 05/01/98................................100,307
   100,000    Louisiana State Gas Tax Rev,
              7.00%, 11/15/98................................101,967
                                                        ------------
                                                             202,274
                                                        ------------
Percentages indicated are based on net assets of $39,116,414.
 *  Variable rate, put option subject to next business day settlement.
 ** Variable rate, put option subject to no longer than 7-day settlement. *** Effective yield at date of purchase.

                                   CONTINUED

VINTAGE MUTUAL FUNDS, INC.
MUNICIPAL ASSETS FUND (CONTINUED)

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

SHARES OR
PRINCIPAL       SECURITY                                  AMORTIZED
 AMOUNT        DESCRIPTION                                   COST
 ------        -----------                                   ----
MUNICIPAL BONDS(CONTINUED):
Maine (0.50%)
   175,000    Maine Municipal Bond Bank,
              7.45%, 11/01/98................................181,425
                                                        ------------

Maryland (0.30%)
   100,000    Washington Sub Sanitary Dist, MD,
              3.75%, 06/01/98.................................99,919
                                                        ------------
Michigan (3.40%)
   400,000    Brighton, MI Area School District,
              6.90%, 05/01/98................................408,910
   250,000    Lenawee Co., MI Sewage Disposal,
              8.00%, 05/01/98................................250,784
   530,000    Northville, MI, Public Schools,
              3.70%, 05/01/98................................529,889
   140,000    Pewamo Westphalia, MI CSD,
              6.50%, 05/01/98................................140,297
                                                        ------------
                                                           1,329,880
                                                        ------------
Minnesota (0.50%)
   200,000    Minnesota State, Various Purpose,
              6.50%, 08/01/98................................201,638
                                                        ------------
Nevada (2.30%)
   475,000    Nevada State, Municipal Proj R-5,
              4.10%, 11/01/98................................475,534
   425,000    Reno, NV, Rec Fac, Ser A, 4.00%,
              08/01/98.......................................424,926
                                                        ------------
                                                             900,460
                                                        ------------

New York (0.60%)
    95,000    Metro Transportation Auth, NY,
              7.50%, 07/01/98.................................97,755
   150,000    Onondaga Co., NY Series A,
              8.50%, 10/01/98................................153,514
                                                        ------------
                                                             251,269
                                                        ------------
Ohio (0.90%)
   290,000    Anna, OH Local School Dist,
              3.65%, 12/01/98................................290,000
    75,000    Ohio State, Highway, Ser S,
              4.10%, 05/15/98.................................75,004
                                                        ------------
                                                             365,004
                                                        ------------

Oklahoma (1.80%)
   290,000    Cleveland Co., OK Lease Rev,
              3.90%, 06/01/98................................289,887
   405,000    Tulsa, OK Metro Utility Auth,
              4.90%, 08/01/98................................406,327
                                                        ------------
                                                             696,214
                                                        ------------
Pennsylvania (1.20%)
   300,000    Crawford Co., PA Refunding,
              5.80%, 06/01/98................................300,807
   150,000    Swarthmore Boro Auth, PA,
              7.38%, 09/15/98................................154,414
                                                        ------------
                                                             455,221
                                                        ------------
Puerto Rico (0.30%)
   100,000    Puerto Rico Elec Power Auth,
              PR 6.30%, 07/01/98.............................100,556
                                                        ------------

South Carolina (1.70%)
   670,000    Oconee Co., SC School Dist,
              6.50%, 09/01/98................................677,785
                                                        ------------
South Dakota (0.40%)
   150,000    South Dakota Housing Dev Auth,
              4.55%, 05/01/98................................150,090
                                                        ------------

Texas (3.00%)
   105,000    Austin, TX, 7.75%, 09/01/98....................106,603
   100,000    Ellis Co., TX Health Facility,
              8.00%, 05/15/98................................102,459
   145,000    Ellis Co., TX Water Control,
              7.40%, 07/01/98................................146,176
   100,000    Fort Bend Co., TX MUD #28,
              7.15%, 09/01/98................................101,256
   115,000    Harris Co., TX Mun Util Dist,
              6.90%, 06/01/98................................115,522
   150,000    River Road, TX Ind. School District,
              6.10%, 08/15/98................................151,150
   240,000    San Antonio, TX, 7.00%, 08/01/98...............242,439
   200,000    Tyler, TX Waterworks & Sewer,
              7.20%, 09/01/98................................202,606
                                                        ------------
                                                           1,168,211
                                                        ------------

Percentages indicated are based on net assets of $39,116,414.

                                   CONTINUED

VINTAGE MUTUAL FUNDS, INC.
MUNICIPAL ASSETS FUND (CONTINUED)

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

SHARES OR
PRINCIPAL       SECURITY                                  AMORTIZED
 AMOUNT        DESCRIPTION                                   COST
 ------        -----------                                   ----
MUNICIPAL BONDS(CONTINUED):
Utah (1.80%)
   100,000    Davis Co., UT School District,
              6.75%, 06/01/98................................100,448
   500,000    Utah State Board of Regents,
              4.30%, 05/01/98................................500,097
   100,000    Utah State Board of Regents,
              4.95%, 05/01/98................................100,072
                                                        ------------
                                                             700,617
                                                        ------------

Washington (0.40%)
   145,000    Kitsap Co., WA Public Trans.,
              4.88%, 12/01/98................................145,775
                                                        ------------

Wisconsin (2.70%)
   120,000    Cudahy, WI, 3.90%, 09/01/98....................119,926
   160,000    Mayville, WI Sewer System Rev,
              4.90%, 05/01/98................................160,115
   100,000    Milwaukee, WI Series BZ, 6.00%,
              06/15/98.......................................100,420
   150,000    Rock Co., WI Promissory Notes,
              6.00%, 05/01/98................................150,215
   135,000    Vilas Co., WI Promissory Notes,
              4.70%, 12/01/98................................135,569
   400,000    Winnebago Co., WI Promissory Notes,
              4.30%, 04/01/98................................400,000
                                                        ------------
                                                           1,066,245
                                                        ------------

Wyoming (1.00%)
   200,000    Wyoming, MI Public Schools,
              5.50%, 05/01/98................................200,250
   200,000    Wyoming State, General Fund,
              4.50%, 06/26/98................................200,335
                                                        ------------
                                                             400,585
                                                        ------------
              Total Municipal Bonds.......................13,307,656
                                                        ------------
              Total (Cost--$38,874,426)..................$38,874,426

              Other Assets & Liabilities (0.7%)..............241,988
                                                        ------------
              Net Assets.................................$39,116,414
                                                        ============


                       SEE NOTES TO FINANCIAL STATEMENTS

PERFORMANCE REPORT
VINTAGE MUTUAL FUNDS, INC.

THE VINTAGE FIXED INCOME FUNDS

Despite a solid economy and a tight job market, evidence of inflation was in short supply during the year ended March 31, 1998. Moreover, any fears that economic growth would accelerate dramatically -- and spark inflation - were dampened by events in Asia throughout the late summer and fall. All of this contributed to the perception that our economy was in check. As a result, interest rates moved lower and the bond markets rose as we moved forward into 1998.

But, as the new year dawned, it became apparent that the effects of Asia's problems would be felt gradually rather than immediately. And in the very near term, it was clear that our economy was perking along at a very strong pace indeed. Consequently, market sentiment shifted again and rates began to edge higher. Nevertheless, interest rates ended the year lower than they began it -- making the twelve months ended March 31, 1998 good ones overall for fixed income investors.

The year ahead should also be a positive one. At the same time, however, there is reason for caution. Wage pressures are increasing -- and clearly, the bond markets have already priced in what may prove to be an overly optimistic inflation outlook. Should we see more inflationary pressure than investors currently anticipate, the reaction will be quick. So, while we are optimistic about the markets prospects in the months ahead, we do believe that they may be somewhat more volatile.

PERFORMANCE REPORT
VINTAGE MUTUAL FUNDS, INC.

THE LIMITED TERM BOND FUND
(Formerly the Fixed Total Return Fund)

With the Federal Reserve on hold and virtually non-existent inflation throughout much of the year, interest rates drifted lower throughout much of the year ended March 31, 1998. Moreover, because the drop was gradual, most fixed income securities rose in value to a greater or lesser degree. As a result, we are pleased to report that the Fund posted a total return of 8.51% for the twelve months ended 3/31/98* (after expenses).

Performance slightly lagged industry benchmarks due to the previously announced restructuring of the Fund in the first quarter of 1998. Throughout much of the year, the average maturity of the portfolio ranged between 4.5 - 5 years. This was moved to 3.8 years at the end of the period - and within the Fund's new maturity guidelines of 1-4 years. In addition, assets were also reallocated. Exposures in Treasuries, now relatively expensive, were reduced in favor of various, well-structured mortgage securities. As a result of these changes, we believe the Fund is well-positioned for the more volatile markets we see ahead, and to capture any opportunities that might arise in the shorter end of the yield curve.

As of March 31, 1998, approximately 49% of the Fund's assets were invested in Treasury and agency securities, 16% in mortgage-related securities, 28% in corporate bonds, and 3% in taxable municipals with the remaining 4% held in cash and cash equivalents. The average credit quality of these holdings was AAA.**

--------------------------------------------------------------------------------
This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at the Fund's inception, with a similar investment in the Lehman Brother Intermediate Government/Corp. Bond Aggregate Index and the Merrill Lynch 1-5 Yr. U.S. Gov't/Corp. Index.

_________________________________________
|                                        |
|      Average Annual Total Return       |
|                                        |
|                                Since   |
|                              Inception |
|          6 Momth*  1 Year    (6/15/95) |
|________________________________________|
|                                        |
| 3/31/98    3.31%    8.51%      5.36%   |
|________________________________________|

*Aggregate Total Return

 * PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE VALUE OF SHARES IN THE VINTAGE MUTUAL FUNDS WILL FLUCTUATE SO THAT THE SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
**  THE COMPOSITION OF THE FUND'S PORTFOLIO IS SUBJECT TO CHANGE.

THE PERFORMANCE OF THE VINTAGE LIMITED TERM FUND IS MEASURED AGAINST THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX AND THE MERRILL LYNCH 1-5 YR. U.S. GOVERNMENT/CORP. INDEX. BOTH ARE UNMANAGED INDICIES GENERALLY REPRESENTATIVE OF THE PERFORMANCE OF GOVERNMENT AND CORPORATE BONDS AND THE LEHMAN INDEX HAVING MATURITIES OF 1-10 YEARS AND THE MERRILL LYNCH HAVING MATURITIES OF 1-5 YEARS. THE INDICIES DO NOT REFLECT THE DEDUCTION OF EXPENSES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES.

VINTAGE MUTUAL FUNDS, INC.
LIMITED TERM BOND FUND

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

SHARES OR
PRINCIPAL       SECURITY                                    MARKET
 AMOUNT        DESCRIPTION                                   VALUE
 ------        -----------                                   -----
COLLATERALIZED MORTGAGE OBLIGATIONS (15.79%):
Federal National Mortgage Assoc. 1997-72 VA:
   929,337    7.00%, 10/18/02...............................$944,439

Federal Home Loan Mortgage Corp.:
 2,000,000    6.50%, 03/15/07..............................2,012,500
 2,000,000    6.50%, 09/15/06..............................2,005,620

FNR 1993-72G:
 1,000,000    6.50%, 05/25/08..............................1,003,430
                                                        ------------

              Total Collateralized Mortgage
              Obligations..................................5,965,989
                                                        ------------

CORPORATE BONDS (27.67%):
Asset-Backed (5.32%)
 2,000,000    Bear Asset Trust Securities Series
              1997-1 A 6.67%, 06/15/03.....................2,010,655
   814,662    Nations Credit Grantor Trust 97-1
              6.75%, 08/15/13................................836,571
                                                        ------------
                                                           2,847,226
                                                        ------------

Banking (2.68%)
 1,000,000    BankAmerica 6.25%, 05/30/01..................1,011,760
                                                        ------------

Financial Services (5.31%)
 1,000,000    Associates, 5.85%, 01/15/01....................994,790
 1,000,000    Salomon Smith Barney
              6.63%, 11/15/03..............................1,011,620
                                                        ------------
                                                           2,006,410
                                                        ------------

Finance Companies (2.65%)
 1,000,000    Bear Stearns Corp., 7.34%,
              12/19/06.....................................1,017,500
 1,000,000    Beneficial Corp., 6.27%,
              12/06/01.....................................1,000,180
                                                        ------------
                                                           2,017,680
                                                        ------------

Industrial Goods and Services (1.36%)
   500,000    Cummins Engine, 6.75%, 02/15/27
              Put 02/15/07 @100..............................512,805
                                                        ------------

Pharmaceuticals (2.64%)
 1,000,000    McKesson Corp. 144A, 6.30%,
              03/01/05.......................................995,710
                                                        ------------

Railroads (2.81%)
 1,000,000    Norfolk Southern Railway Equipment Trust
              7.75%, 08/15/02..............................1,060,870
                                                        ------------
              Total Corporate Bonds.......................10,452,461
                                                        ------------

U.S. GOVERNMENT AGENCIES (21.56%):
Federal Home Loan Mortgage Corp. E 61274:
 1,288,855    7.00%, 08/01/09,.............................1,316,114

Federal National Mortgage Assoc. Step Up:
 1,000,000    8.63%, Callable 11/10/99.......................909,870

Federal National Mortgage Assoc.:
 1,000,000    6.25%, 12/13/02..............................1,000,000

Federal National Mortgage Assoc. Strip P/O**:
 1,000,000    7.91%, 8/10/04.................................923,280

Federal Farm Credit Banks Discount Note:
 2,000,000    5.02%*, 04/1/98..............................2,000,000

Federal Home Loan Bank Discount Note:
 2,000,000    5.50%*, 04/17/98.............................1,995,138
                                                        ------------
              Total U.S. Government Agencies...............8,144,402
                                                        ------------

U.S. TREASURY NOTES (28.38%):
 1,000,000    6.25%, 02/15/03..............................1,024,530
 1,000,000    6.25%, 03/31/99..............................1,006,720
 1,000,000    6.38%, 01/15/00..............................1,012,810
 2,000,000    6.38%, 07/15/99..............................2,019,380
 3,000,000    6.50%, 05/31/01..............................3,072,660
 2,500,000    6.63%, 04/30/02..............................2,584,375
                                                        ------------
              Total U.S. Treasury Notes...................10,720,475
                                                        ------------
  *  Effective yield at date of purchase.
  ** Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgages. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield at date of purchase.

                                   CONTINUED

VINTAGE MUTUAL FUNDS, INC.
LIMITED TERM BOND FUND (CONTINUED)

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

SHARES OR
PRINCIPAL       SECURITY                                    MARKET
 AMOUNT        DESCRIPTION                                   VALUE
 ------        -----------                                   -----

U.S. TAXABLE MUNICIPAL BONDS (2.66%):
State of Texas Veterans Housing Fund II-Series B-1:
              6.73%,  06/01/21
              1st Call Date 12/01/07  @ 101.50
              2nd Call Date 12/01/08 @ 100.75
$1,000,000    3rd Call Date 12/01/09 @ 100.................1,003,000
                                                        ------------

INVESTMENT COMPANIES (4.11%):
 1,551,720    Government Assets Fund 4.85%.................1,551,720
                                                        ------------

              Total Investments in Securities (100.17%)
              (Cost $37,563,104) (a).....................$37,838,047

              Other Assets & Liabilities (-0.17%)............(61,398)
                                                        -------------
              Net Assets 100.0%...........................$37,776,649
                                                        =============


(a) At March 31, 1998, the cost of securities for federal income tax purposes was $37,619,198 and aggregate gross unrealized appreciation and depreciation based on that cost was:
     Unrealized Appreciation..................$  274,738
     Unrealized Depreciation..................$  (55,889)
                                              ----------
     Net Unrealized Appreciation..............$  218,849
                                              ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT
VINTAGE MUTUAL FUNDS, INC.

THE BOND FUND

Quick response to the changing environment was the key to the Fund's strong performance over the twelve months ended March 31, 1998. Long-term interest rates were above 7.00% at the beginning of the period and maturities were lengthened. Then, as events in Asia unfolded in the fall and rates began moving downward, maturities were shortened in response. Also, exposures in Treasury securities were lowered in favor of mortgage-related products - with prepayment risks already factored in by an apprehensive market, these securities, we felt, offered solid value.

As a result of these adjustments, the portfolio produced a total return of 10.30%* (after expenses) for the eleven months ended March 31, 1998, just slightly under its industry benchmark, which posted a gain of 10.34% over the same period.

Looking ahead, we expect to capitalize on opportunities that arise and respond to changes in the environment. For instance, should interest rates rise in the months ahead, we would look to reduce our holdings in mortgage-related securities in favor of Treasuries and lengthen maturities. Beyond such adjustments, however, no major changes are anticipated.

As of March 31, 1998, approximately 41% of the Fund's assets were invested in mortgage-related securities, 23% in corporate bonds, 23% in taxable municipals, 4% in treasury securities, and 9% in cash and cash equivalents. The average maturity of the portfolio's holdings was 7.16 years; the average credit quality was AA1.**

--------------------------------------------------------------------------------
This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at the Fund's inception, with a similar investment in the Lehman Brothers Aggregate Index.
_________________________________________
|                                        |
|      Average Annual Total Return       |
|                                        |
|                                Since   |
|                              Inception |
|          6 Momth*  1 Year    (7/07/95) |
|________________________________________|
|                                        |
| 3/31/98    4.39%   11.93%      7.05%   |
|________________________________________|

*Aggregate Total Return

  * PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE VALUE OF SHARES IN THE VINTAGE MUTUAL FUNDS WILL FLUCTUATE SO THAT THE SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
**  THE COMPOSITION OF THE FUND'S PORTFOLIO IS SUBJECT TO CHANGE.

THE PERFORMANCE OF THE VINTAGE BOND FUND IS COMPARED TO THE LEHMAN BROTHERS AGGREGATE INDEX, WHICH REPRESENTS THE PERFORMANCE OF OVERALL BOND MARKET. THE INDEX IS UNMANAGED AND DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES.

VINTAGE MUTUAL FUNDS, INC.
BOND FUND

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998


SHARES OR
PRINCIPAL       SECURITY                                    MARKET
 AMOUNT        DESCRIPTION                                   VALUE
 ------        -----------                                   -----
MORTGAGE-BACKED SECURITIES (41.15%):
Collateralized Mortgage Obligations (10.01%)
Chase Mortgage Finance Corp.
$   48,555    5.75%, 04/25/09................................$48,205
Federal Home Loan Mortgage Corp. Series L Class 5
    11,661    7.00%, 12/15/22.................................11,971
Federal Home Loan Mortgage Corp. 1504 B
   100,000    7.00%, 12/15/22.................................98,491
Federal Home Loan Mortgage Corp. 91 Series 188 Class F
     7,384    7.50%, 05/15/20..................................7,384
Federal National Mortgage Assoc. G93-9 Class D
    21,169    6.00%, 04/25/13.................................21,088
Federal National Mortgage Assoc. 1991-137 G
    43,879    8.30%, 6/25/20..................................43,975
Federal National Mortgage Assoc. 1991-174 K
    55,823    7.00%, 04/25/06.................................56,195
Federal National Mortgage Assoc. 1992-212 Class C
    62,860    5.50%, 11/25/99.................................62,484
General Electric Cap Mtge. Service
    74,937    5.70%, 01/25/24.................................74,444
Residential Funding Mtge. Sec. I Ser. 1993-S7, Class A6
    25,098    7.15%, 02/25/08.................................25,096
Resolution Trust Corp. Series 1992-17, Class A1
    10,293    Variable Rate, 8.91%*, 02/25/08.................10,258
Salomon Mortgage Sec. VII, 1995-1 P/O
   322,710    10.54%**, 02/25/25.............................225,720
Standard Credit Card Master Trust, 1995-6 A
    37,000    6.75%, 06/07/00.................................37,057
                                                        ------------
              Total Collateralized Mortgage
              Obligations....................................722,368
                                                        ------------

Federal Home Loan Mortgage-Backed Pools (1.37%)
    95,218    #C00126, 8.50%, 06/01/22........................99,113
                                                        ------------

FNMA Mortgage-Backed Pools (6.06%)
   432,830    #251286, 7.00%, 10/01/27.......................437,011
                                                        ------------

GNMA Mortgage-Backed Pools (23.71%)
    26,586    #315929, 9.00%, 06/15/22........................28,447
    45,073    #341681, 8.50%, 01/15/23........................47,393
    43,131    #354189, 7.50%, 05/01/23........................44,200
    84,200    #359600, 7.50%, 07/15/23........................86,272
   222,904    #376218, 7.50%, 08/15/25.......................228,523
   160,996    #385300, 8.00%, 10/15/24.......................166,542
   168,781    #410049, 8.00%, 07/15/25.......................174,605
   446,786    #412334, 7.00%, 10/15/27.......................451,111
   471,808    #780619, 7.00%, 08/15/12.......................482,947
                                                        ------------
              Total GNMA Mortgage-Backed Pools             1,710,040
                                                        ------------

              Total Mortgage-Backed Securities             2,968,532
                                                        ------------
U.S. TREASURY BONDS (4.34%):
   275,000    7.25%, 05/15/16................................313,123
                                                        ------------

OTHER BONDS (23.43%):
Utilities (1.08%)
    75,000    Citizens Utility Co. 6.80%, 08/15/26
              Put 08/15/03 @100...............................78,094
                                                        ------------

Industrial (4.61%)
    75,000    Dayton Hudson, 10.00%, 12/01/00.................81,938
   250,000    WMX Technologies, 6.65%, 05/15/05
              Put 05/15/00 @100..............................250,312
                                                        ------------
                                                             332,250
                                                        ------------
Finance (8.55%)
   250,000    GMAC, 8.88%, 06/01/10..........................298,124
   130,000    Hubco, Inc., 7.75%, 01/15/04...................134,713
   165,000    Lehman Brothers MTN, 8.05%,
              01/15/19.......................................183,563
                                                        ------------
                                                             616,400
                                                        ------------

International (9.20%)
   425,000    Naples, City of, Italy, 7.52%,
              07/15/06.......................................443,173
   185,000    Nova Scotia, 8.25%, 11/15/19...................220,381
                                                        ------------
                                                             663,554
                                                        ------------
              Total Other Bonds............................1,690,298
                                                        ------------

   * Variable rate security, interest rate is as of March 31, 1998.
  ** Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgages. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield at date of purchase.

                                   CONTINUED

VINTAGE MUTUAL FUNDS, INC.
BOND FUND (CONTINUED)

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998


SHARES OR
PRINCIPAL       SECURITY                                    MARKET
 AMOUNT        DESCRIPTION                                   VALUE
 ------        -----------                                   -----

U.S. TAXABLE MUNICIPAL BONDS (22.83%):
   230,000    Berry Creek Met Dist, Co., 7.05%,
              12/01/03 Call 12/01/02 @100....................231,436
   125,000    Fulton, MO Import Taxable Sinking Fund
              Sinking Fund Begins 07/01/08
              7.50%, 06/01/05................................133,594
   120,000    Manteca, Ca. Financial Authority
              6.63%, 09/15/99................................120,900
   155,000    New Orleans, La Hsg. Dev., 8.00%,
              12/01/03.......................................160,231
   154,093    Oregon Department of Transportation
              9.00%, 06/15/00................................157,967
   175,000    Portland, Or, 7.63%, 12/01/01..................177,625
    90,000    Prairie Du Chien, WI, Redevelopment Auth.
              7.60%, 04/01/05.................................94,275
   100,000    Prairie Du Chien, WI, Redevelopment Auth
              7.63%, 04/01/06................................104,000
   150,000    St. Paul, MN Port Authority, 6.65%,
              09/01/99.......................................151,313
   125,000    Texas St. G.O. Taxable, 8.70%,
              12/01/09.......................................143,125
   165,000    Washington St. Housing, 7.65%,
              01/01/04.......................................172,631
                                                        ------------
              Total U.S. Taxable Municipal Bonds...........1,647,097
                                                        ------------
COMMERCIAL PAPER (8.66%):
   300,000    Merrill Lynch, 5.73%*, 04/06/98................299,762
   325,000    Parker Hallifan, 6.05%*, 04/01/98..............325,000
                                                        ------------
              Total Commercial Paper.......................  624,762
                                                        ------------
INVESTMENT COMPANIES (0.16%):
    11,589    Government Assets Fund, 4.85%...................11,589
                                                        ------------
              Total Investments in Securities (100.59%)
              (Cost $7,080,240) (a).......................$7,255,401

              Other Assets & Liabilities (-0.59%)............(42,205)
                                                        -------------
              Net Assets 100.0%............................$7,213,196
                                                        =============


(a) At March 31, 1998, cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:
     Unrealized Appreciation................$  213,196
     Unrealized Depreciation................$  (38,035)
                                            ----------
     Net Unrealized Appreciation............$  175,161
                                            ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT
VINTAGE MUTUAL FUNDS, INC.

THE INCOME FUND
(Formerly the Fixed Income Fund)

The year ended March 31, 1998 was a good one for the Fund's investors. For the period, the Fund posted a total return of 9.31%* (after expenses), a number in line with the industry benchmark which gained 9.67% over the same period. This strong performance was due primarily to strong security selection and an emphasis on yield enhancement throughout the period.

To this end, as rates increased in the latter half of the period, we reduced Treasury and agency exposures in favor of increasing positions in mortgage-backed and taxable municipal securities. With any increase in interest rates in the months ahead, we would expect prepayment risks to diminish -- and make mortgage-backed securities an attractive investment. Consequently, moving forward, we may seek to increase our holdings in the sector further. Other than this, few changes in the portfolio are currently anticipated.

As of March 31, 1998, approximately 25% of the Fund's assets were invested in mortgage-related securities, 34% in treasuries and agencies, 31% in corporate bonds and 6% in taxable municipal securities, with the remainder held in cash and cash equivalents. The average maturity of the Fund's holdings was 4.8 years, and the average credit quality AAA.**


--------------------------------------------------------------------------------
This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at the Fund's inception, with a similar investment in the Lehman Brothers Intermediate Government/Corp. Bond Index and in the Lehman Brothers Aggregate Index.
 _________________________________________________
|                                                 |
|            Average Annual Total Return          |
|                                                 |
|                                         Since   |
|                                       Inception |
|          6 Momth*  1 Year   5 Year   (12/15/92) |
|_________________________________________________|
|                                                 |
| 3/31/98    3.58%    5.27%     5.27%     5.96%   |
|_________________________________________________|

*Aggregate Total Return

  * PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE VALUE OF SHARES IN THE VINTAGE MUTUAL FUNDS WILL FLUCTUATE SO THAT THE SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
 ** THE COMPOSITION OF THE FUND'S PORTFOLIO IS SUBJECT TO CHANGE.

THE PERFORMANCE OF THE VINTAGE INCOME FUND IS MEASURED AGAINST THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX, AND AGGREGATE INDEX. THE GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE PERFORMANCE OF INTERMEDIATE-TERM GOVERNMENT AND CORPORATE BONDS WITH MATURITIES OF 1-10 YEARS. THE AGGREGATE INDEX REPRESENTS THE PERFORMANCE OF THE OVERALL BOND MARKET. THE INDICIES DO NOT REFLECT THE DEDUCTIONS OF EXPENSES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES.

VINTAGE MUTUAL FUNDS, INC.
INCOME FUND

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998


SHARES OR
PRINCIPAL       SECURITY                                    MARKET
 AMOUNT        DESCRIPTION                                   VALUE
 ------        -----------                                   -----

U.S. TREASURY NOTES (24.34%):
$4,000,000    5.88%, 11/15/05.............................$4,032,480
 2,000,000    6.13%, 09/30/00..............................2,023,120
 4,000,000    6.25%, 02/15/03..............................4,098,120
 1,000,000    6.25%, 03/31/99..............................1,006,720
 1,500,000    6.25%, 05/31/00..............................1,519,215
 3,500,000    6.38%, 01/15/00..............................3,544,835
 3,000,000    6.50%, 05/15/05..............................3,133,110
 1,000,000    6.63%, 04/30/02..............................1,033,750
 3,000,000    6.75%, 06/30/99..............................3,041,250
 1,000,000    6.88%, 08/31/99..............................1,017,030
 1,000,000    7.13%, 10/15/98..............................1,008,590
                                                        ------------
              Total U.S. Treasury Notes...................25,458,220
                                                        ------------

U.S. TREASURY BONDS (3.31%):
 3,000,000    7.25%, 8/15/22...............................3,465,480
                                                        ------------

U.S. GOVERNMENT AGENCIES (6.50%):
Federal National Conventional Loan Pool #303971
 1,670,250    7.50%, 07/01/16..............................1,727,039
Federal National Mortgage Assoc.
 2,000,000    6.83%, 04/02/03, Callable
              04/02/99 @100................................2,010,660
 2,000,000    7.33%, 06/19/07, Callable
              06/19/07 @100................................2,039,680
 1,000,000    8.00%, 06/21/06..............................1,023,910
                                                        ------------
              Total U.S. Government Agencies...............6,801,289
                                                        ------------

MORTGAGE-BACKED SECURITIES (24.95%):
Collateralized Mortgage Obligations (11.04%)
Federal Home Loan Mortgage Corp.
 2,000,000    Series 1873 D, 7.00%, 04/15/09...............2,042,646
 2,465,015    7.59%, 01/25/02,
              1% Clean Up Feature..........................2,552,116
Federal National Mortgage Assoc.
 1,435,090    Remic 1992-141 G, 7.00%,
              08/25/06.....................................1,439,123
   723,713    Remic 1992 171 PE, 6.60%,
              04/25/17.......................................724,386
Prudential Home Mortgage Securities
 2,914,782    7.15%, 03/25/24..............................2,932,066
Ryland Mortgage Securities Corp.
 1,828,232    1993-4 A5, 7.50%, 08/25/24...................1,855,070
                                                        ------------
              Total Collateralized Mortgage
              Obligations.................................11,545,407
                                                        ------------

Federal Home Loan Mortgage Corp.
Mortgage-Backed Pools (2.32%)
 2,400,000    #C00592, 7.00%, 03/01/28.....................2,427,168
                                                        ------------
GNMA Mortgage-Backed Pools (11.59%)
 2,362,804    7.50%, 10/15/27..............................2,423,386
 2,428,966    7.50%, 09/15/27..............................2,491,245
 2,495,456    7.00%, 02/15/28..............................2,522,831
 2,394,312    6.50%, 02/15/28..............................2,371,566
 2,294,381    7.00%, 06/15/27..............................2,319,550
                                                        ------------
              Total GNMA Mortgage-Backed Pools............12,128,578
                                                        ------------
              Total Mortgage-Backed Securities............26,101,153
                                                        ------------

U.S. TAXABLE MUNICIPAL BONDS (6.47%):
 1,000,000    Detroit Michigan Building Authority
              6.60%, 07/01/03..............................1,025,660
 1,000,000    Las Vegas NV,  7.20%,  07/01/15..............1,034,530
 3,640,000    State of Texas Veterans Housing
              Fund II-Series B-1
              6.73%, 06/01/21, 1st Call Date
              12/01/07 @ 101.50
              2nd Call Date 12/01/08 @ 100.75
              3rd Call Date 12/01/09 @ 100.................3,650,920
 1,000,000    Wisconsin Housing, 7.98%, 03/01/21
              Callable 03/01/07 @ 102
              2nd Call Date 03/01/09 @ 100.................1,054,700
                                                        ------------
              Total U.S. Taxable Municipal Bonds...........6,765,810
                                                        ------------

CORPORATE BONDS (30.61%):
Asset-Backed (9.39%)
 2,000,000    Bear Asset Trust Securities Series
              1997-1 A 6.67%, 06/15/03.....................2,010,655
 2,000,000    GreenTree
              96-F A4, 7.30%, 01/15/28.....................2,076,945
 2,000,000    IMC Home Equity Loan
              1996-4 A4, 7.30%, 08/25/14...................2,046,440
 1,629,325    Nations Credit Grantor Trust 97-1
              6.75%, 08/15/13..............................1,673,142
 2,000,000    Olympic Auto
              96-D A5, 6.25%, 11/15/04.....................2,014,880
                                                        ------------
              Total Asset-Backed...........................9,822,062
                                                        ------------
                                   CONTINUED

VINTAGE MUTUAL FUNDS, INC.
INCOME FUND (CONTINUED)

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998


SHARES OR
PRINCIPAL       SECURITY                                    MARKET
 AMOUNT        DESCRIPTION                                   VALUE
 ------        -----------                                   -----


Banking (2.56%)
 1,000,000    First Union Corp., 7.05%, 08/01/05...........1,036,480
 1,000,000    NationsBank Corp., 8.50%,
              01/15/07.....................................1,132,670
   500,000    Northern Trust Co., 6.50%,
              05/01/03.......................................505,065
                                                        ------------
              Total Banking................................2,674,215
                                                        ------------

Electric Utility (0.98%)
 1,000,000    Florida  Power & Light,  6.88%,  04/01/04
              Callable With 30 Days Notice.................1,021,280
                                                        ------------

Financial Services (10.77%)
 1,000,000    Commercial Credit, 6.88%, 05/01/02...........1,018,940
   500,000    Ford Motor Credit, 7.50%, 01/27/03.............525,425
 3,000,000    General Electric Capital, 8.50%,
              07/24/08.....................................3,507,330
 1,000,000    John Deere Cap., 5.85%, 01/15/01...............996,430
 2,000,000    Norwest Financial, Inc., 7.20%,
              05/01/07.....................................2,102,260
 1,000,000    Norwest Financial, Inc., 7.50%,
              04/05/95.....................................1,069,420
 1,000,000    Salomon Smith Barney, 6.88%,
              06/15/05.....................................1,028,410
 1,000,000    Travelers Property Casualty
              6.75%, 04/15/01..............................1,014,840
                                                        ------------
              Total Financial Services....................11,263,055
                                                        ------------
Finance Companies (0.95%)
 1,000,000    Bear Stearns Corp., 7.34%,
              12/19/06.......................................993,750
                                                        ------------
Restaurants (0.22%)
   204,444    Secured Restaurant Trust, 10.25%,
              11/15/00.......................................224,911
                                                        ------------

Retail Stores (3.55%)
 3,000,000    J.C. Penney & Co., 7.38%, 08/15/08...........3,208,530
   500,000    Sears Roebuck & Co., 8.02%, 12/28/98...........507,385
                                                        ------------
              Total Retail Stores..........................3,715,915
                                                        ------------
Telecommunications (2.20%)
   250,000    AT&T Corp., 8.20%, 02/15/05....................256,830
 1,000,000    GTE Florida, Inc., 6.25%, 11/15/05.............995,970
 1,000,000    United Telephone Co. of Florida
              7.25%, 12/15/04..............................1,046,330
                                                        ------------
              Total Telecommunications.....................2,299,130
                                                        ------------
              Total Corporate Bonds.......................32,014,318
                                                        ------------
Medium Term Notes (0.96%):
 1,000,000    Newell Co., 6.40%, 06/10/02..................1,003,970
                                                        ------------
Investment Companies (2.16%):
 2,258,708    Government Assets Fund 4.85%.................2,258,708
                                                        ------------
              Total Investments in Securities (99.30%)
              (Cost $102,478,692) (a)...................$103,868,948

              Other Assets & Liabilities (0.70%).............735,146
                                                        ------------
              Net Assets 100.0%.........................$104,604,094
                                                        ============


(a) At March 31, 1998, the cost of securities for federal income tax purposes was $102,511,320 and aggregate gross unrealized appreciation and depreciation based on that cost was:
     Unrealized Appreciation..................$1,504,517
     Unrealized Depreciation..................$ (146,889)
                                              ----------
     Net Unrealized Appreciation..............$1,357,628
                                              ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT
VINTAGE MUTUAL FUNDS, INC.

THE MUNICIPAL BOND FUND
(Formerly the Intermediate Tax-Free Fund)

Excitement was in short supply in the municipal markets during much of the year ended March 31, 1998. As interest rates moved down, supply increased -- which gave us, and all other investors, greater flexibility in the selection of securities. But, even with this, the tax-free markets did not respond as rapidly or dramatically to changes in the environment over the course of the year as the taxable markets.

We, however, did take advantage of the situation to eliminate positions with unfavorable call features. Moreover, when opportunities arose to buy well-structured securities with longer maturities and favorable call features, we seized them. As a result of such moves and the higher yields afforded by the increase in rates, the Fund produced a total return of 7.89% (after expenses) for the year ended March 31, 1998.*

In the months ahead, we do not expect the level of activity in the muni markets to escalate as dramatically as it may in the taxable markets. In short, taxpayer resistance to new issues is still very high -- and any increase in rates is sure to dampen politicians' enthusiasm for new issues.

As of March 31, 1998, the portfolio was widely diversified with holdings in over 24 different states. As of the same date, the average maturity of the Fund's holdings was 8 years; the average credit quality was AA1.**

--------------------------------------------------------------------------------
This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at the Fund's inception, with a similar investment in the Merrill Lynch Intermediate Municipal Bond Index.
 _________________________________________________
|                                                 |
|            Average Annual Total Return          |
|                                                 |
|                                         Since   |
|                                       Inception |
|          6 Momth*  1 Year   5 Year    (2/16/93) |
|_________________________________________________|
|                                                 |
| 3/31/98    2.68%    7.89%    4.99%      5.36%   |
|_________________________________________________|

*Aggregate Total Return


  * PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE VALUE OF SHARES IN THE VINTAGE MUTUAL FUNDS WILL FLUCTUATE SO THAT THE SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
**  THE COMPOSITION OF THE FUND'S PORTFOLIO IS SUBJECT TO CHANGE.

THE PERFORMANCE OF THE VINTAGE MUNICIPAL BOND FUND IS MEASURED AGAINST THE MERRILL LYNCH INTERMEDIATE MUNICIPAL BOND INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE PERFORMANCE OF MUNICIPAL BONDS WITH MATURITIES OF 1-20 YEARS. THE INDEX DOES NOT REFLECT THE DEDUCTION OF EXPENSES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES.

VINTAGE MUTUAL FUNDS, INC.
MUNICIPAL BOND FUND

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998


SHARES OR
PRINCIPAL       SECURITY                                    MARKET
 AMOUNT        DESCRIPTION                                   VALUE
 ------        -----------                                   -----
U.S. GOVERNMENT AGENCIES (4.14%):
$2,000,000    Federal Home Loan Bank
              Discount Note, 5.50%*, 04/07/98.............$1,998,193
                                                        ------------

MUNICIPAL BONDS (83.31%):
Arizona (2.10%)
 1,000,000    Phoenix AZ, G.O., 5.00%, 07/01/10,
              Callable 07/01/08 @ 101, Callable
              07/01/09 @ 100...............................1,012,810
                                                        ------------

Delaware (1.07%)
   500,000    Sussex County, DE, 4.90%, 10/15/01,
              Callable 04/15/00 @ 100........................512,610
                                                        ------------

Florida (4.30%)
   500,000    Florida School Boards Assoc., Inc.
              Lease Revenue Bonds, 6.75%, 07/01/04,
              Callable 07/01/00 .............................530,260
   500,000    Jacksonville, FL Electric Authority
              Revenue Bonds, 5.13%, 10/01/07,
              Callable 10/01/02 @ 101, Callable
              10/01/03 @ 100.................................524,550
   500,000    Martin County, FL, General Obligation,
              4.25%, 02/01/01................................516,305
   500,000    State of Florida Board of Education,
              5.13%, 06/01/05................................503,385
                                                        ------------
                                                           2,074,500
                                                        ------------

Georgia (2.15%)
 1,000,000    Atlanta, GA, Public Improvement -
              Series B, 5.00%, 12/01/07, Call 12/01/06
              @ 100........................................1,036,950
                                                        ------------

Idaho (1.08%)
   500,000    Meridian Joint School District, #2 Idaho,
              5.00%, 07/30/03................................520,360
                                                        ------------

Illinois (14.50%)
   200,000    Cherry Valley General Obligations,
              6.60%, 01/01/01................................212,540
   500,000    Chicago, IL, Metropolitan Water, 5.25%,
              12/01/04.......................................518,050
   500,000    Chicago, IL, Metropolitan Water Capital
              Improvement, 5.00%, 12/01/02...................527,545
   465,000    Illinois Housing Development Authority
              Single Family Mortgage Revenue, 6.50%,
              02/01/09.......................................501,712
 1,000,000    Illinois State Sales Tax Revenue, 5.00%,
              06/15/09.....................................1,029,350
   500,000    Kane County, IL Motor Fuel Transport
              Revenue, 5.40%, 03/01/06.......................523,550
 1,000,000    Kendall & Kane Counties, IL CSD #115
              Yorkville, 5.65%, 01/01/08, Callable
              01/01/07 @ 100...............................1,071,880
 1,000,000    Macon County and Decatur IL, CTF Partn.,
              6.50%, 01/01/04..............................1,109,330
   300,000    Metropolitan Pier & Exposition
              Authority Illinois, 5.20%, 06/15/99............304,854
   400,000    Rockford School District Number 205,
              Winnebago and Boone Counties, IL,
              School Bonds, Series 1992-C, 5.25%,
              02/01/01.......................................423,444
   250,000    Sangamon County, IL Certificate
              Participation, 6.40%, 12/01/00.................262,625
   500,000    Winnebago County, IL, School District
              122, 5.75%, 06/01/01...........................516,245
                                                        ------------
                                                           7,001,125
                                                        ------------

Indiana (11.85%)
 1,000,000    Carmel, IN, Redevelopment Authority
              County Option, 5.25%, 07/01/12...............1,014,970
 1,000,000    Evansville, IN, Building Authority,
              5.30%, 08/01/08, Premium Call 08/01/06
              @ 102, Sink Date 02/01/08 @ 100..............1,058,680
   500,000    Indiana Bond Bank, Elkhart Water\Sewer
              Refunding Bonds, 5.55%, 11/01/10,
              Callable 11/01/04 @ 102........................527,690
 1,000,000    Indianapolis IN, Utilities District Reference
              Series B, 4.00%, 06/01/12....................1,070,610
 1,000,000    Indianapolis IN, Public Transportation,
              6.00%, 07/01/10, Callable 07/01/03
              @ 102..........................................921,310
 1,000,000    Kokom-Center, IN, School Building Corp.,
              6.75%, 07/15/04..............................1,129,550
                                                        ------------
                                                           5,722,810
                                                        ------------

Iowa (1.14%)
   500,000    Iowa State Certificate Participation, 6.50%,
              07/01/06, Callable 07/01/02 @ 102,
              Callable 07/01/04 @ 100........................550,205
                                                        ------------

                                   CONTINUED

VINTAGE MUTUAL FUNDS, INC.
MUNICIPAL BOND FUND (CONTINUED)

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998


SHARES OR
PRINCIPAL       SECURITY                                    MARKET
 AMOUNT        DESCRIPTION                                   VALUE
 ------        -----------                                   -----
MUNICIPAL BONDS (CONTINUED):
Massachusetts (1.09%)
   500,000    Massachusetts Bay Transportation
              Authority, 5.30%, 03/01/08,
              Callable 03/01/06 @ 101........................527,495
                                                        ------------

Minnesota (2.16%)
 1,000,000    Minneapolis, MN , Reference Series A,
              5.10%, 12/01/08, Callable 12/01/05
              @ 100........................................1,041,770
                                                        ------------

Nevada (2.14%)
   500,000    Clark County, NV, Sanitation
              District, 5.60%, 07/01/07,
              Callable 07/01/03 @ 101........................528,425
   500,000    State of Nevada, 4.40%, 11/01/01...............504,985
                                                        ------------
                                                           1,033,410
                                                        ------------

New Jersey (1.07%)
   500,000    New Jersey Wastewater Treatment
              Trust Series A, 4.80%, 09/01/06................515,345
                                                        ------------

New Mexico (1.07%)
   500,000    Albuquerque, NM, School District #12,
              5.30%, 08/01/08, Callable 08/01/03
              @ 103..........................................518,030
                                                        ------------

Rhode Island (1.60%)
   250,000    Rhode Island State, 4.90%, 06/15/04............256,063
   500,000    Rhode Island State Construction Capital
              Development, Series B, 6.00%, 05/15/99.........516,430
                                                        ------------
                                                             772,493
                                                        ------------

Tennessee (2.22%)
 1,000,000    Metropolitan Government Nashville &
              Davidson County, TN, 5.50%,
              07/01/08.....................................1,072,990
                                                        ------------

Texas (9.78%)
   500,000    Dallas, TX, Water & Sewer, 4.90%,
              04/01/04, Callable 04/01/03 @ 100..............513,370
 1,000,000    Pharr-San Juan-Alamo, TX Independent
              School District, 5.25%, 02/01/08.............1,050,390
   900,000    Sam Rayburn Texas Municipal, 6.00%,
              09/01/10, Callable 09/01/09 @ 100............1,019,052
 1,000,000    San Antonio, TX, 6.00%, 08/01/08.............1,125,440
 1,000,000    Texas State G.O., 4.80%, 10/01/09............1,014,290
                                                        ------------
                                                           4,722,542
                                                        ------------

Utah (1.11%)
   500,000    Salt Lake County, UT,  5.50%
              12/15/04.......................................537,915
                                                        ------------

Virginia (2.63%)
 1,000,000    Virginia Beach, VA, 5.40%,
              09/01/09.....................................1,068,560
   195,000    Virginia Educational Loan Authority
              Series E, 5.50%, 03/01/01......................201,774
                                                        ------------
                                                           1,270,334
                                                        ------------

Washington (9.31%)
 1,000,000    Benton County, WA, Public Utility,
              5.45%, 11/01/08..............................1,066,830
   800,000    Grant County, WA, Public Utilities
              Hydro-Electric, 5.60%, 11/01/08................852,384
   500,000    Seattle, WA, Water System Revenue,
              4.70%, 12/01/00................................509,760
 1,000,000    Thurston County, WA #111, 5.00%,
              12/01/10.....................................1,016,820
   500,000    Washington State, 6.80%, 10/01/02,
              Callable, 10/01/99 @ 100.......................521,225
   500,000    Washington State Government
              Obligation, 5.35%, 09/01/06, Callable
              09/01/05 @ 100.................................528,790
                                                        ------------
                                                           4,495,809
                                                        ------------

Wisconsin (10.40%)
   500,000    City of Beloit,  WI, Sewer System
              Revenue Bond,  4.80%,  07/01/05................512,890
   500,000    Franklin, WI, Public School District,
              4.75%, 04/01/04................................511,260
   500,000    Green Bay, WI, Area School Dist.,
              4.40%,  04/01/02...............................504,930
   400,000    Kenosha, WI, Series A,  4.90%, 04/01/99........404,788
   500,000    Madison, WI, 5.00%, 04/01/05...................518,820
   500,000    Milwaukee, WI, 5.15%, 11/15/08.................521,235
   500,000    Sturgen Bay, 4.90%, 01/01/06...................511,525
   500,000    Wisconsin Housing & Economic
              Development Revenue Bond,  5.20%,
              11/01/06, Callable 10/01/03 @ 102..............512,980

                                   CONTINUED

VINTAGE MUTUAL FUNDS, INC.
MUNICIPAL BOND FUND (CONTINUED)

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998


SHARES OR
PRINCIPAL       SECURITY                                    MARKET
 AMOUNT        DESCRIPTION                                   VALUE
 ------        -----------                                   -----
MUNICIPAL BONDS (CONTINUED):
 1,000,000    Wisconsin State Series A,  5.00%, 05/01/09,
              Callable 05/01/06 @ 100......................1,024,000
                                                        ------------
                                                           5,022,428
                                                        ------------

Wyoming (0.54%)
   250,000    Cheyenne, WY,  5.45%, 12/01/01.................261,340
                                                        ------------

              Total Municipal Bonds ......................40,223,271
                                                        ------------

ALTERNATIVE MINIMUM TAX PAPER (10.83%):
South Dakota (1.08%)
   500,000    South Dakota Student Loan, 5.85%,
              08/01/00 ......................................519,680
                                                        ------------

Municipal Bond (9.75%)
 1,000,000    Alaska Student Loan, 5.63%, 07/01/07,
              Callable 07/01/05 @ 100 .....................1,053,680
   500,000    Austin, TX, Airport Revenue, 5.50%,
              11/15/06, Continuously Callable................533,905
   300,000    Illinois Student Assistance Commission,
              Student Loan Revenue, Series M, 6.30%,
              03/01/03.......................................315,864
   500,000    Iowa Student Loan, 5.75%, 12/01/06.............525,915
 1,000,000    Iowa Student Loan Liquidity Corp.
              Series C,  5.10%, 06/01/09...................1,020,950
   500,000    Massachusetts Education Loan Authority,
              5.60%, 07/01/06................................532,550
   500,000    New Mexico Educational Assistance,
              5.75%, 08/01/07................................531,490
   190,000    Student Loan Funding Corp., Series C,
              5.50%, 12/01/01................................195,890
                                                        ------------
                                                           4,710,244
                                                        ------------

              Total Alternative Minimum Tax Paper          5,229,924
                                                        ------------

INVESTMENT COMPANIES (0.88%):
   426,631    B.T. Tax Free Money Fund, 4.99%................426,631
                                                        ------------

              Total Investments in Securities (99.16%)
              (Cost $46,472,915) (a).....................$47,878,019

              Other Assets & Liabilities (0.84%).............403,645
                                                        ------------
              Net Assets 100.0%..........................$48,281,664
                                                        ============


(a) At March 31, 1998, cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:
     Unrealized Appreciation..............$ 1,441,074
     Unrealized Depreciation..............$   (35,970)
                                          -----------
     Net Unrealized Appreciation..........$ 1,405,104
                                          ===========



                       SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT
VINTAGE MUTUAL FUNDS, INC.

THE VINTAGE BALANCED FUND

Very simply, the year ended March 31, 1998 was a good one for the financial markets in general, and for the Fund in particular. Throughout the period, the stock portion of the portfolio was heavily-weighted in larger capitalization financial, healthcare and technology stocks -- sectors that were among the market's best performers.

During the period, too, the fixed income portion of the portfolio was reallocated. In an effort to capture opportunities for better yield and gains as rates came down, assets were invested in a broader spectrum of securities. We're very pleased to report that these efforts were successful. For the year ended March 31, 1998, the Fund produced a total return of 33.46%* (after expenses).

FINE TUNING FOR THE FUTURE
Although large cap stocks remain the investment of choice, the Fund's moderate exposure to the mid-cap sector is expected to aid performance. Consequently, we anticipate few changes in the stock portion of the portfolio in the coming months. With regard to bonds, however, we are optimistic -- yet, somewhat wary regarding the near-term. Should events in Asia seriously impact the U.S. economy, interest rates could fall, perhaps significantly. Clearly, caution is warranted -- but such a turn of events would create opportunities, and the Fund is now well-positioned to capitalize on any that might arise.

As of March 31, 1998, approximately 41% of the portfolio's assets were invested in fixed income securities and 59% was invested in stocks. The top five equity holdings in the portfolio were: Pfizer (1.7% of the portfolio's assets), NationsBank (1.4%), Lucent (1.4%), Newell (1.4%), and Northern Telecom (1.3%). The fixed income portion of the portfolio was invested in a variety of treasury securities, corporate bonds, and mortgage-related securities. The average maturity of these holdings was 7.15 years; the average credit quality was AAA.**


--------------------------------------------------------------------------------
This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at the Fund's inception, with a similar investment in the Standard & Poor's 500 Stock Index ("S&P 500") and in the Lehman Brothers Intermediate Government/Corp. Bond Index.

 _______________________________________
|                                       |
|      Average Annual Total Return      |
|                                       |
|                               Since   |
|                             Inception |
|          6 Momth*  1 Year   (6/01/95) |
|_______________________________________|
|                                       |
| 3/31/98   10.71%   33.46%    20.05%   |
|_______________________________________|

*Aggregate Total Return

  * PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE VALUE OF SHARES IN THE VINTAGE MUTUAL FUNDS WILL FLUCTUATE SO THAT THE SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
 ** THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE.

THE PERFORMANCE OF THE VINTAGE BALANCED FUND IS MEASURED AGAINST A COMPOSITE OF THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE PERFORMANCE OF THE U.S. STOCK MARKET, AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX, AN UNMANAGED INDEX GENERALLY CONSIDERED TO BE REPRESENTATIVE OF THE PERFORMANCE OF GOVERNMENT AND CORPORATE BONDS WITH MATURITIES OF 1-10 YEARS. IN THE COMPOSITE, EACH INDEX IS GIVEN A 50% WEIGHTING. THE TWO INDICES DO NOT REFLECT THE DEDUCTION OF EXPENSES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES.

VINTAGE MUTUAL FUNDS, INC.
BALANCED FUND

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

SHARES OR
PRINCIPAL       SECURITY                                    MARKET
 AMOUNT        DESCRIPTION                                   VALUE
 ------        -----------                                   -----

U.S. TREASURY NOTES (10.83%):
$1,000,000    6.38%, 07/15/99.............................$1,009,690
 1,000,000    6.38%, 01/15/00..............................1,012,810
 1,000,000    6.25%, 05/31/00..............................1,012,810
 1,515,000    5.88%, 11/15/05..............................1,527,302
   750,000    6.00%, 05/31/98................................750,585
 1,500,000    6.63%, 04/30/02..............................1,550,625
                                                        ------------
              Total U.S. Treasury Notes ...................6,863,822
                                                        ------------

US TREASURY BONDS (3.02%):
 1,000,000    7.50%, 11/15/16..............................1,166,090
   650,000    7.25%, 08/15/22................................750,854
                                                        ------------
              Total U.S. Treasury Bonds....................1,916,944
                                                        ------------
MORTGAGE-BACKED SECURITIES (6.45%):
Collateralized Mortgage Obligations (0.72%)
    80,926    Chase Mortgage Finance Corp.,
              1993-F1, 5.75%, 04/25/09........................80,341
   175,000    Collateralized Mtge. Securities Corp.,
              1991-6 Class, P1, 7.00%, 09/20/21..............176,148
     3,392    Federal Home Loan Mtge. Corp., 188-F,
              188-F, 7.50%, 05/15/20...........................3,379
    50,196    Residential Funding Mortgage, 1993-S7,
              Class A6, 7.15%, 02/25/08.......................50,494
    12,668    Resolution Trust Corp., 1992-17, 8.91%*,
              12/25/20........................................12,625
   194,154    Salomon Brothers Mortgage Securities,
              1995-1, VII P/O, 10.54%**,
              02/25/25.......................................135,801
                                                        ------------
                                                             458,788
                                                        ------------
Federal Home Loan Mortgage Corp.
Mortgage-Backed Pools (1.01%)
   600,000    #C00592, 7.00%, 03/01/28.......................606,792
    31,404    #A00851, 8.50%, 12/01/19........................33,069
                                                        ------------
                                                             639,861
                                                        ------------

Federal National Mortgage Assoc.
Mortgage-Backed Pools (0.23%)
   145,453    #251286, 7.00%, 11/01/27.......................146,917
                                                        ------------

Government National Mortgage Assoc.
Mortgage-Backed Pools (4.49%):
    81,193    #359600, 7.50%, 07/15/23........................83,453
   218,698    #376218, 7.50%, 08/15/25.......................224,374
   100,622    #385300, 8.00%, 10/15/24.......................104,223
    82,668    #410049, 8.00%, 07/15/25........................85,600
   148,929    #412334, 7.00%, 10/15/27.......................150,562
   590,701    #451522, 7.50%, 10/15/27.......................605,847
   598,578    #462556, 6.50%, 02/15/28.......................592,892
   118,134    #305975, 9.00%, 07/15/21.......................127,771
    47,675    #318184, 8.50%, 11/15/21........................50,745
   573,595    #780584, 7.00%, 06/15/27.......................579,886
   235,904    #780619, 7.00%, 08/15/12.......................241,412
                                                        ------------
                                                           2,846,765
                                                        ------------

              Total Mortgage-Backed Securities             4,092,331
                                                        ------------

U.S. TAXABLE MUNICIPAL BONDS (1.88%):
   205,000    Berry Creek, CO, 6.65%, 12/01/01...............208,149
   195,000    Fulton, MO, 7.60%, 07/01/11....................213,121
   200,000    New Orleans, LA, 8.00%, 12/01/03...............198,520
   110,000    Nazarene, ID, 6.75%, 11/01/99..................110,804
    97,740    Oregon D.O.T., 9.00%, 06/15/00.................100,197
   250,000    Portland, OR,  7.63%, 12/01/01.................252,100
   100,000    Texas State G.O., 8.70%, 12/01/09..............112,150
                                                        ------------
              Total U.S. Taxable Municipal Bonds...........1,195,041
                                                        ------------
CORPORATE BONDS (11.34%):
Asset-Backed (1.59%):
 1,000,000    Bear Asset Trust Securities,
              Series 1997-1A,  6.69%, 06/15/03.............1,005,328
                                                        ------------
Banking (1.43%)
   800,000    NationsBank, 8.50%, 01/15/07...................906,135
                                                        ------------

Financial Services (6.82%)
 1,000,000    John Deere,  5.85%, 01/15/01...................996,430
   500,000    GMAC, 7.50%, 04/11/00..........................513,865
   250,000    GMAC, 6.50%, 12/05/05..........................250,240
   210,000    HUBCO, INC., 7.75%, 01/15/04...................217,613


   * Variable rate security, interest rate is as of March 31, 1998.
  ** Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgages. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield at date of purchase.

                                   CONTINUED

VINTAGE MUTUAL FUNDS, INC.
BALANCED FUND (CONTINUED)

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

SHARES OR
PRINCIPAL       SECURITY                                    MARKET
 AMOUNT        DESCRIPTION                                   VALUE
 ------        -----------                                   -----
CORPORATE BONDS (CONTINUED):
   250,000    Lehman Brothers, MTN,
              8.05%, 01/15/19................................283,270
 1,000,000    Norwest, 7.20%, 05/01/07.....................1,051,130
 1,000,000    Salomon Smith Barney, 6.63%,
              11/15/03.....................................1,011,620
                                                        ------------
                                                           4,324,168
                                                        ------------
Industrial Goods and Services (0.81%)
   500,000    Cummins Engine, 6.75%, 02/15/27................512,805
                                                        ------------
Sovereign (0.28%)
   150,000    Nova Scotia, 8.25%, 11/15/19...................176,805
                                                        ------------
Telecommunications (0.41%)
   250,000    AT&T Corp., 7.00%, 05/15/05....................261,580
                                                        ------------
              Total Corporate Bonds........................7,186,821
                                                        ------------
COMMON STOCKS (59.44%):
Aerospace & Military Technology (0.81%)
     8,500    Sundstrad Corp.................................514,250
                                                        ------------
Automotive Parts & Equipment (0.67%)
     7,500    Lear Corp......................................422,812
                                                        ------------
Banking (4.22%)
    10,000    Bank of New York Co., Inc......................628,125
     9,000    BankAmerica Corp...............................743,625
     7,000    First Union....................................397,250
    12,400    Nation's Bank..................................904,425
                                                        ------------
                                                           2,673,425
                                                        ------------
Beverages - Soft Drinks (1.29%)
    19,100    PepsiCo, Inc...................................815,330
                                                        ------------
Biotech (0.86%)
     5,000    Agouron Pharmaceuticals, Inc...................189,375
     5,500    Elan Corporation PLC...........................355,438
                                                        ------------
                                                             544,813
                                                        ------------
Chemicals (1.91%)
     5,500    Air Products & Chemical........................455,813
    14,500    Monsanto.......................................754,000
                                                        ------------
                                                           1,209,813
                                                        ------------

Computer Hardware (2.40%)
     9,750    Cisco Systems..................................666,656
    28,400    Compaq Computer Corp...........................734,850
     3,200    EMC Corporation................................121,000
                                                        ------------
                                                           1,522,506
                                                        ------------
Computer-Software & Peripherals (1.73%)
     6,400    Microsoft......................................572,800
    15,800    Parametric Technology..........................526,338
                                                        ------------
                                                           1,099,138
                                                        ------------
Consumer Goods & Services (4.49%)
    16,300    Cendat Corporation.............................645,887
    10,000    Dial Corporation...............................239,375
     6,500    Gillette Co....................................771,469
     6,000    Procter & Gamble Co............................506,250
    10,000    Unilever.......................................686,250
                                                        ------------
                                                           2,849,231
                                                        ------------
Containers & Packaging (0.74%)
     8,800    Avery Dennison Corp............................469,700
                                                        ------------
Diversified (2.49%)
    13,600    Alliedsignal Inc...............................571,200
     8,000    FDX Corporation................................569,000
    10,000    Kansas City Southern...........................440,000
                                                        ------------
                                                           1,580,200
                                                        ------------
Electrical & Electronic (3.12%)
    12,400    Emerson Electric...............................808,325
     8,400    General Electric Company.......................723,975
    10,500    Solectron Corp.................................443,625
                                                        ------------
                                                           1,975,925
                                                        ------------
Entertainment (0.64%)
     3,800    Walt Disney....................................405,650
                                                        ------------
Financial Services (2.66%)
    10,000    Fannie Mae.....................................632,500
     8,000    Franklin Resources, Inc........................424,000
    10,500    Travelers Group, Inc...........................630,000
                                                        ------------
                                                           1,686,500
                                                        ------------
Health Care (0.61%)
     5,500    Lincare Holdings ..............................388,437
                                                        ------------

                                   CONTINUED

VINTAGE MUTUAL FUNDS, INC.
BALANCED FUND (CONTINUED)

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

SHARES OR
PRINCIPAL       SECURITY                                    MARKET
 AMOUNT        DESCRIPTION                                   VALUE
 ------        -----------                                   -----
COMMON STOCKS (CONTINUED):
Health Care Products and Services (2.67%)
    11,500    Baxter International...........................633,937
    13,200    Healthsouth Corp...............................370,425
    10,200    Health Care & Retirement.......................437,963
     3,200    Shared Medical Systems.........................250,800
                                                        ------------
                                                           1,693,125
                                                        ------------
Home Furnishings (1.41%)
    18,400    Newell Co., Inc................................891,250
                                                        ------------
Industrial Goods & Services (1.03%)
     7,100    United Technologies Corp.......................655,418
                                                        ------------
Insurance (3.27%)
     6,600    Allstate Corp..................................606,787
     4,275    American International Group...................538,383
     2,900    Chubb Corp.....................................227,288
     8,000    Marsh & McLennan...............................698,500
                                                        ------------
                                                           2,070,958
                                                        ------------
Medical Equipment & Supplies (0.98%)
    12,000    Medtronic, Inc.................................622,500
                                                        ------------
Newspaper & Publishing (1.53%)
     9,600    Gannett Inc....................................690,000
     4,000    Tribune Co.....................................282,000
                                                        ------------
                                                             972,000
                                                        ------------

Oil & Gas Exploration Products & Services (3.04%)
    12,600    ENSCO International............................349,650
     7,200    Halliburton Co.................................361,350
     5,000    MOBIL Corporation..............................383,125
     7,800    Schlumberger, Ltd..............................590,850
     5,500    Tidewater, Inc.................................240,969
                                                        ------------
                                                           1,925,944
                                                        ------------
Pharmaceuticals (4.99%)
     5,800    Bristol Meyers Squibb Co.......................605,013
    11,100    Eli Lilly & Company............................661,838
    10,700    Pfizer, Inc..................................1,066,656
    13,300    SmithKline Beecham.............................832,081
                                                        ------------
                                                           3,165,588
                                                        ------------
Retail Stores/Catalog (0.57%)
    10,000    Proffit's, Inc.................................362,500
                                                        ------------

Retail - General Merchandise (1.03%)
     8,000    Kohls Corp.....................................654,000
                                                        ------------
Retail - Specialty Stores (4.57%)
    10,000    CVS Corp.......................................755,000
     9,000    Lowe's Companies...............................631,688
    30,000    Staples........................................695,625
    23,200    Walgreen Co....................................816,350
                                                        ------------
                                                           2,898,663
                                                        ------------

Semiconductors (0.60%)
     4,900    Intel Corporation..............................382,506
                                                        ------------
Telecom Services & Equipment (1.33%)
    13,000    Northern Telecom, Ltd..........................840,125
                                                        ------------
Telecommunications (2.37%)
     8,800    Ameritech Corp.................................435,050
     7,500    GTE Corp.......................................449,063
    16,000    LCI International..............................616,000
                                                        ------------
                                                           1,500,113
                                                        ------------

Telecommunications-Services and Equipment (1.41%)
     7,000    Lucent Technologies............................895,125
                                                        ------------

              Total Common Stock..........................37,687,545
                                                        ------------

INVESTMENT COMPANIES (3.70%):
 2,346,718    Government Assets Fund.......................2,346,718
                                                        ------------

              Total Investments in Securities (96.66%)
              (Cost $48,614,526) (a).....................$61,289,222

              Other Assets & Liabilities (3.32%)...........2,113,617
                                                        ------------
              Net Assets 100.0%..........................$63,402,839
                                                        ============


(a) At March 31, 1998, cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:
     Unrealized Appreciation............$ 12,802,655
     Unrealized Depreciation............$   (127,959)
                                        ------------
     Net Unrealized Appreciation........$ 12,674,696
                                        ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT
VINTAGE MUTUAL FUNDS, INC.

THE VINTAGE EQUITY FUND

While there were some thrilling and chilling moments, to be sure, the year ended March 31, 1998 was a very profitable one overall for the stock market. Hitting new highs month after month, the Dow Jones Industrial Average ended the period just a whisker under 9000. Large capitalization stocks led the stampede -- and, as a result, we are very pleased to report that, for the year ended March 31, 1998, the portfolio produced a total return of 45.54%* (after expenses) for Class S Shares.

While holdings across the market made strong gains, the healthcare sector was extremely rewarding throughout the year. Pfizer (2.3% of the Fund's assets), Warner-Lambert (2.3%) and American Home Products (2.0%) rocketed higher as the sales of heart, cholesterol, diabetes and osteoporosis drugs rose. Our positions in the telecommunications sector also did very well indeed. By the end of the period, Lucent had become the portfolio's largest holding simply through appreciation.

AN UP-DOWN-UP MARKET

While there are many pundits willing to try, no one can accurately predict how the Asian contagion will effect the next few quarters of earnings. Nonetheless, we feel our holdings will not suffer dramatically. Moreover, with low interest rates, relatively good earnings and moderate inflation, the market could even continue to rise. In addition, looking past any possible valley, we see a good deal of strength in many areas. In recent months, European markets have surged, and these companies are now experiencing the benefits of this and, in some cases, restructuring as well. Consequently, several international stocks were recently added to the portfolio.

As of March 31, 1998, the portfolio was fully invested and widely diversified with positions in some 70 different companies. As of the same date, the top five holdings in the Fund's portfolio were: Lucent Technologies (2.4% of the portfolio's assets), Warner-Lambert (2.3%), Pfizer (2.3%), General Electric (2.3%), and Walt Disney (2.0%).**

--------------------------------------------------------------------------------
This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at the Fund's inception, with a similar investment in the Standard & Poor's 500 Stock Index ("S&P 500").

 _________________________________________________
|                                                 |
|            Average Annual Total Return          |
|                                                 |
|                                         Since   |
|                                       Inception |
|          6 Momth*  1 Year   5 Year   (12/15/92) |
|_________________________________________________|
|                                                 |
| 3/31/98   14.19%   45.54%   22.18%     20.36%   |
|_________________________________________________|

*Aggregate Total Return


  * PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE VALUE OF SHARES IN THE VINTAGE MUTUAL FUNDS WILL FLUCTUATE SO THAT THE SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
 ** THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE.

THE PERFORMANCE OF THE VINTAGE EQUITY FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE PERFORMANCE OF THE U.S. STOCK MARKET. THE INDEX DOES NOT REFLECT THE DEDUCTION OF EXPENSES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES.

VINTAGE MUTUAL FUNDS, INC.
EQUITY FUND

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

SHARES OR
PRINCIPAL     SECURITY                                       MARKET
 AMOUNT       DESCRIPTION                                    VALUE
 ------       -----------                                    -----
COMMON STOCKS (98.58%):
Aerospace & Military Technology (1.54%)
    120,000   Sundstrand Corp...............................$7,260,000
                                                           -----------

Banking (8.99%)
    100,000   Bank of New York Co., Inc......................6,281,250
    100,000   BankAmerica Corp...............................8,262,500
     40,000   Bankers Trust New York, Corp...................4,812,500
    100,000   First Union....................................5,675,000
    107,300   Nation's Bank..................................7,826,194
    170,000   Norwest Corp...................................7,065,625
     60,000   Regions Financial..............................2,516,250
                                                           -----------
                                                            42,439,319
                                                           -----------

Beverages - Soft Drinks (1.63%)
    180,000   PepsiCo, Inc...................................7,683,750
                                                           -----------

BioTechnologies (0.96%)
    120,000   Agouron Pharmaceuticals, Inc...................4,545,000
                                                           -----------

Business Services (1.17%)
     60,000   American Express Co............................5,508,750
                                                           -----------

Chemicals (4.89%)
    142,100   Avery Dennison Corp............................7,584,588
    100,000   Imperial Chemicals Spons. ADR..................7,187,500
    160,000   Monsanto.......................................8,320,000
                                                           -----------
                                                            23,092,088
                                                           -----------

Computer Hardware (2.94%)
    120,000   Cisco Systems..................................8,205,000
    220,000   Compaq Computer Corp...........................5,692,500
                                                           -----------
                                                            13,897,500
                                                           -----------

Computer - Software and Peripherals (2.50%)
     57,400   Microsoft......................................5,137,300
    200,000   Parametric Technology..........................6,662,500
                                                           -----------
                                                            11,799,800
                                                           -----------

Computer - Mainframe (0.44%)
     50,000   Sun Microsystems...............................2,085,938
                                                           -----------

Consumer Goods & Services (6.08%)
     90,000   Colgate Palmolive..............................7,796,250
     70,000   Gillette Co....................................8,308,125
     80,000   Procter & Gamble Co............................6,750,000
     85,000   Unilever.......................................5,833,125
                                                           -----------
                                                            28,687,500
                                                           -----------

Diversified (5.99%)
    200,000   Alliedsignal, Inc..............................8,400,000
    100,000   FDX Corporation................................7,112,500
     80,000   Kansas City Southern...........................3,520,000
    120,000   Textron, Inc...................................9,240,000
                                                           -----------
                                                            28,272,500
                                                           -----------

Electrical & Electronic (5.15%)
    130,000   Emerson Electric Co............................8,474,375
    125,000   General Electric Co...........................10,773,435
    120,000   Solectron Corp.................................5,070,000
                                                           -----------
                                                            24,317,810
                                                           -----------

Electronic Components/Instruments (1.40%)
     90,000   Philips Electronics............................6,609,375
                                                           -----------

Entertainment (2.03%)
     89,800   Walt Disney....................................9,586,150
                                                           -----------

Financial Services (5.34%)
    160,000   Federal Home Loan..............................7,590,000
    120,000   Fannie Mae.....................................7,590,000
    100,000   Pain Webber Group, Inc.........................4,012,500
    100,000   Travelers Group, Inc...........................6,000,000
                                                           -----------
                                                            25,192,500
                                                           -----------

Health Care (1.64%)
    140,000   Baxter International...........................7,717,500
                                                           -----------

Home Furnishings (1.64%)
    160,000   Newell Co's., Inc..............................7,750,000
                                                           -----------

Insurance (4.00%)
     80,000   Allstate Financial.............................7,355,000
     57,000   American International Group...................7,178,438
     50,000   Marsh & McLennan...............................4,365,625
                                                           -----------
                                                            18,899,063
                                                           -----------

Medical Equipment & Supplies (2.50%)
     90,000   Guidant Corp...................................6,603,750
    100,000   Medtronic Incorporated.........................5,187,500
                                                           -----------
                                                            11,791,250
                                                           -----------

Newspaper & Publishing (2.53%)
     87,600   Gannett, Inc...................................6,296,250
     80,000   Tribune Co.....................................5,640,000
                                                           -----------
                                                            11,936,250
                                                           -----------
                                   CONTINUED

VINTAGE MUTUAL FUNDS, INC.
EQUITY FUND (CONTINUED)

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

SHARES OR
PRINCIPAL     SECURITY                                       MARKET
 AMOUNT       DESCRIPTION                                    VALUE
 ------       -----------                                    -----
COMMON STOCKS (CONTINUED):
Office Equipment & Services (1.13%)
     50,000   Xerox Corporation..............................5,321,875
                                                           -----------

Oil & Gas Exploration Products & Services (5.05%)
    100,000   Diamond Offshore Drilling......................4,537,500
    150,000   Global Marine..................................3,712,500
     60,000   Halliburton Co.................................3,011,250
     38,000   MOBIL Corporation..............................2,911,750
    150,000   R&B Falcon Corp................................4,443,750
     69,000   Schluberger Ltd................................5,226,750
                                                           -----------
                                                            23,843,500
                                                           -----------

Pharmaceuticals (11.63%)
    100,000   American Home Products.........................9,537,500
     48,600   Bristol Meyers Squibb Co.......................5,069,588
    136,000   Eli Lilly and Company..........................8,109,000
    170,000   Mylan Labs.....................................3,910,000
    110,000   Pfizer Inc....................................10,965,625
    100,000   SmithKline Beecham.............................6,256,250
     65,000   Warner Lamber Co..............................11,070,312
                                                           -----------
                                                            54,918,275
                                                           -----------

Retail - General Merchandise (3.21%)
    100,000   Dayton Hudson Corp.............................8,800,000
    100,000   May Department Stores..........................6,350,000
                                                           -----------
                                                            15,150,000
                                                           -----------

Retail - Specialty Stores (4.33%)
     70,000   CVS Corp.......................................5,285,000
    120,000   Home Depot.....................................8,092,500
    200,000   Walgreen Co....................................7,037,500
                                                           -----------
                                                            20,415,000
                                                           -----------

Semiconductors (2.38%)
     86,600   Intel Corporation..............................6,760,213
    120,000   Xilinx Inc.....................................4,492,500
                                                           -----------
                                                            11,252,713
                                                           -----------

Technology (0.80%)
     70,000   Texas Instruments..............................3,788,750
                                                           -----------

Telecommunications (2.60%)
    130,000   GTE Corp.......................................7,783,750
    225,000   P-Com, Inc.....................................4,500,000
                                                           -----------
                                                            12,283,750
                                                           -----------

Telecommunications - Services and Equipment (4.08%)
     90,000   Lucent Technologies...........................11,508,750
    120,000   Northern Telecom Ltd...........................7,755,000
                                                           -----------
                                                            19,263,750
                                                           -----------

              Total Common Stocks..........................465,309,656
                                                           -----------
INVESTMENT COMPANIES (1.37%):
  6,448,584   Government Assets Fund.........................6,448,584
                                                           -----------

              Total Investments in Securities (99.95%)
              (Cost $277,805,729) (a).....................$471,758,240

              Other Assets & Liabilities (0.05%)...............259,426
                                                          ------------
              NET ASSETS 100.0%...........................$472,017,666
                                                          ============

(a) At March 31, 1998, the cost of securities for federal income tax purposes was $277,885,758 and aggregate gross unrealized appreciation and depreciation based on that cost was:
     Unrealized Appreciation...............$196,103,978
     Unrealized Depreciation...............$ (2,231,496)
                                           ------------
     Net Unrealized Appreciation...........$193,872,482
                                           ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT
VINTAGE MUTUAL FUNDS, INC.

THE VINTAGE AGGRESSIVE GROWTH FUND*

Despite turmoil in markets abroad, the U.S. stock market continued to soar during the twelve months ended March 31, 1998. Healthcare, retail store, and financial stocks did particularly well throughout the period and the fund's holdings performed extremely well. Moreover, the Fund had a large position in the technology sector early in the period and captured much of this sector's gains -- despite the fourth quarter sell-off in the sector.

All sectors, however, did not post similarly breathtaking results - and throughout the period, the Fund was widely diversified. For the year ended March 31, 1998, the Fund produced a simply remarkable total return of 46.82%** (after expenses).

WHAT'S THE STORY?
We expect that sentiment will continue to favor the largest, liquid names -- given the length of the current expansion, the perceived safety of these large cap stocks, and the record level of mutual fund cash inflows. Although the Fund will add to large cap stocks on pullbacks, willingness to look beyond them for fundamentally sound, mid-cap companies with a strong story to tell will be key to success in the coming months.

What type of story? Given the current environment where companies have little or no pricing power, we expect to seek out those looking to increase profitability by merging, consolidating or streamlining their operations. Even more specifically, we intend to seek companies making such changes in exciting and interesting ways -- ways compelling enough to demand the market's attention.

As of March 31, 1998, the top five holdings in the Fund's portfolio were: Cisco Systems (2.5% of the portfolio's assets), Cendant (2.2%), Bank of New York (2.2%), LCI International (2.1%) and Healthsouth (2.1%).***


--------------------------------------------------------------------------------
This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at the Fund's inception, with a similar investment in the Standard & Poor's 500 Stock Index ("S&P 500"), in the NASDAQ Composite Index and in the Standard & Poor's MidCap 400 Stock Index.

 _______________________________________
|                                       |
|      Average Annual Total Return      |
|                                       |
|                               Since   |
|                             Inception |
|          6 Momth*  1 Year   (9/29/95) |
|_______________________________________|
|                                       |
| 3/31/98    9.54%   46.82%    25.20%   |
|_______________________________________|

*Aggregate Total Return


   * SMALL-CAP COMPANIES TYPICALLY CARRY ADDITIONAL RISK SINCE SMALLER COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE AND, BY DEFINITION ARE NOT AS WELL-ESTABLISHED AS BLUE-CHIP COMPANIES. HISTORICALLY, SMALL-COMPANY STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN STOCKS ON AVERAGE.
  ** PAST  PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.  THE VALUE OF
     SHARES IN THE VINTAGE MUTUAL FUNDS WILL FLUCTUATE SO THAT THE SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
 *** THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE.

THE PERFORMANCE OF THE VINTAGE AGGRESSIVE GROWTH FUND IS MEASURED AGAINST THE THE S&P 500 STOCK INDEX, THE NASDAQ COMPOSITE INDEX AND THE S&P MID CAP 400 STOCK INDEX, WHICH REPRESENT THE PERFORMANCE OF THE STOCK MARKET AS A WHOLE, SMALL-CAPITALIZATION STOCKS AND SMALL- TO MID-SIZED COMPANIES RESPECTIVELY. THE INDICES ARE UNMANAGED AND DO NOT REFLECT THE DEDUCTION OF EXPENSES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT FEES. THE FUND'S PERFORMANCE REFLECTS THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES.

VINTGAE MUTUAL FUNDS, INC.
AGGRESSIVE GROWTH FUND

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998


SHARES OR
PRINCIPAL      SECURITY                                       MARKET
 AMOUNT       DESCRIPTION                                      VALUE
 ------       -----------                                      -----
COMMON STOCKS (98.8%):
Advertising (1.39%)
     30,000   Omnicom Group.................................$1,411,875
                                                         -------------

Aerospace (0.81%)
     13,900   Precision Castparts..............................822,706
                                                         -------------

Aerospace & Military Technology (1.37%)
      3,000   Sundstrand.....................................1,391,500
                                                         -------------

Automotive (1.00%)
     13,000   Magna International, Inc.......................1,013,188
                                                         -------------

Automotive Parts & Equipment (2.44%)
     20,000   Federal Mogul Corp.*...........................1,063,750
     25,000   Lear Corp.*....................................1,409,375
                                                         -------------
                                                             2,473,125
                                                         -------------

Banking (4.04%)
     35,000   Bank of New York Co., Inc......................2,198,438
     20,000   First Union....................................1,135,000
     12,000   Mellon Bank Corp.................................762,000
                                                         -------------
                                                             4,095,438
                                                         -------------

Beverages - Soft Drinks (1.98%)
     47,000   PepsiCo, Inc...................................2,006,313
                                                         -------------

Biotech (1.73%)
     22,000   Agouron Pharmaceuticals, Inc.*...................833,250
     20,000   Alkermes, Inc.*..................................497,500
     17,000   Dura Pharmaceuticals*............................418,625
                                                         -------------
                                                             1,749,375
                                                         -------------

Business Services (1.56%)
     27,500   Paychex, Inc...................................1,586,406
                                                         -------------

Chemicals (3.10%)
     16,000   Air Products & Chemical........................1,326,000
     35,000   Monsanto.......................................1,820,000
                                                         -------------
                                                             3,146,000
                                                         -------------

Computer Hardware (5.42%)
     37,500   Cisco Systems*.................................2,564,063
     61,000   Compaq Computer Corp...........................1,578,375
     16,000   Lexmark International Group*.....................722,000
     15,000   Sun Microsystems*................................625,781
                                                         -------------
                                                             5,490,219
                                                         -------------


Computer - Software and Peripheral (2.22%)
     20,000   Cadence Design Systems, Inc.*....................692,500
     10,000   Microsoft*.......................................895,000
     20,000   Parametric Technology*...........................666,250
                                                         -------------
                                                             2,253,750
                                                         -------------

Consumer Goods & Services (4.32%)
     56,000   Cednant Corporation*...........................2,219,000
     20,000   Dial Corporation.................................478,750
      8,500   Gillette Co....................................1,008,844
      8,000   Procter & Gamble Co..............................675,000
                                                         -------------
                                                             4,381,594
                                                         -------------

Containers & Packaging (1.05%)
     20,000   Avery Dennison Corp............................1,067,500
                                                         -------------

Diversified (4.01%)
     28,000   Allied Signal, Inc.............................1,176,000
     19,000   FDX Corporation*...............................1,351,375
     35,000   Kansas City Southern...........................1,540,000
                                                         -------------
                                                             4,067,375
                                                         -------------
Electrical & Electronic (2.14%)
      8,000   General Electric Company.........................689,500
     35,000   Solectron Corp.*...............................1,478,750
                                                         -------------
                                                             2,168,250
                                                         -------------
Financial Services (5.06%)
     16,000   Federal Home Loan................................759,000
     16,000   Fannie Mae.....................................1,012,000
     37,000   Franklin Resources, Inc........................1,961,000
     39,150   MBNA Corp......................................1,402,059
                                                         -------------
                                                             5,134,059
                                                         -------------
Food - Wholesale Distributor (0.54%)
     15,000   U.S. Foodservice.................................552,182
                                                         -------------

Health Care (1.18%)
     17,000   Lincare Holdings...............................1,200,625
                                                         -------------

Health Care Products and Services (6.88%)
     17,000   Baxter International.............................937,124
     75,000   Healthsouth Corp.*.............................2,104,688
     42,750   Health Management Assoc.*......................1,223,719
     20,000   Health Care & Retirement*........................858,750
     12,000   Shared Medical Systems...........................940,500
     25,000   Tenet Healthcare Corp.*..........................907,813
                                                         -------------
                                                             6,972,594
                                                         -------------

*Represents non-income producing securities.

                                   CONTINUED

VINTGAE MUTUAL FUNDS, INC.
AGGRESSIVE GROWTH FUND (CONTINUED)

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998


SHARES OR
PRINCIPAL      SECURITY                                       MARKET
 AMOUNT       DESCRIPTION                                      VALUE
 ------       -----------                                      -----
COMMON STOCKS (CONTINUED):
Home Furnishings (1.43%)
     30,000   Newell Co's., Inc..............................1,453,125
                                                         -------------

Industrial Goods & Services (1.37%)
     15,000   United Technologies Corp.......................1,384,688
                                                         -------------

Insurance (2.43%)
     17,000   Allstate Financial.............................1,562,938
     15,000   Travelers Group, Inc.............................900,000
                                                         -------------
                                                             2,462,938
                                                         -------------

Manufacturing - Consumer Goods (0.87%)
     25,000   U.S. Filter*.....................................878,125
                                                         -------------

Medical Equipment & Supplies (2.45%)
     10,000   Guidant Corp.....................................733,750
     18,400   Medtronic Incorporated...........................954,500
     20,000   Omnicare, Inc....................................792,500
                                                         -------------
                                                             2,480,750
                                                         -------------

Newspaper & Publishing (0.69%)
     10,000   New York Times Co................................700,000
                                                         -------------


Oil & Gas Exploration Products & Services (4.37%)
     20,000   Ensco International..............................555,000
     17,000   Evi, Inc.*.......................................787,313
     10,000   Halliburton Co...................................501,875
     26,000   Marine Drilling Co.*.............................562,250
     21,000   R&B Falcon Corp.*................................622,125
      7,000   Schlumberger Ltd.................................530,250
     20,000   Tidewater, Inc...................................876,250
                                                         -------------
                                                             4,435,063
                                                         -------------

Pharmaceuticals (5.31%)
     30,000   Eli Lilly and Company..........................1,788,750
     16,000   Pfizer, Inc....................................1,595,000
     32,000   SmithKline Beecham.............................2,002,000
                                                         -------------
                                                             5,385,750
                                                         -------------

Medical Instruments (0.99%)
     15,500   Elan Corporation, PLC*.........................1,001,688
                                                         -------------

Printing & Publishing (1.42%)
     20,000   Gannett, Inc...................................1,437,500
                                                         -------------

Research and Development (1.09%)
      8,000   Centocor*........................................357,000
     20,000   Gartner Group, Inc.*.............................747,500
                                                         -------------
                                                             1,104,500
                                                         -------------

Restaurants (2.24%)
     37,000   Landry's Seafood*..............................1,137,750
     25,000   Starbucks Corp.*...............................1,132,813
                                                         -------------
                                                             2,270,563
                                                         -------------

Retail Stores/Catalog (3.22%)
     20,000   Dress Barn*......................................575,000
     33,600   Men's Wearhouse*...............................1,243,200
     40,000   Proffitt's, Inc.*..............................1,450,000
                                                         -------------
                                                             3,268,200
                                                         -------------

Retail - General Merchandise (1.61%)
     20,000   Kohls Corp.*...................................1,635,000
                                                         -------------

Retail - Specialty Stores (4.88%)
     16,000   CVS Corp.......................................1,208,000
     26,000   Lowe's Companies...............................1,824,875
     82,500   Staples*.......................................1,912,969
                                                         -------------
                                                             4,945,844
                                                         -------------

Semiconductors (0.92%)
     12,000   Intel Corporation................................936,750
                                                         -------------

Technology (2.14%)
     25,000   American Power Conver.*..........................717,188
     17,100   Analog Devices*..................................568,575
     16,000   Computer Science*................................880,000
                                                         -------------
                                                             2,165,763
                                                         -------------

Telecommunications Services & Equipment (4.57%)
     25,000   Aspect Telecommunications*.......................670,312
     26,000   Northern Telecom Ltd...........................1,680,250
     27,000   Cincinnati Bell..................................961,875
     10,324   Lucent Technologies............................1,320,182
                                                         -------------
                                                             4,632,619
                                                         -------------

Telecommunications (3.74%)
     10,000   GTE Corp.........................................598,750
     55,000   LCI International*.............................2,117,500
     25,000   Worldcom, Incorporated*........................1,076,563
                                                         -------------
                                                             3,792,813
                                                         -------------


*Represents non-income producing securities.

                                   CONTINUED

VINTGAE MUTUAL FUNDS, INC.
AGGRESSIVE GROWTH FUND (CONTINUED)

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998


SHARES OR
PRINCIPAL      SECURITY                                       MARKET
 AMOUNT       DESCRIPTION                                      VALUE
 ------       -----------                                      -----
COMMON STOCKS (CONTINUED):
Wholesale Distribution - Pharmaceuticals (0.87%)
     10,000   Cardinal Health..................................881,875
                                                         -------------

              Total Common Stock...........................100,237,628
                                                         -------------

INVESTMENT COMPANIES (1.30%):
  1,316,484   Government Assets Fund.........................1,316,484
                                                         -------------

              Total Investments in Securities (100.17%)
              (Cost $73,780,667) (a)......................$101,554,112

              Other Assets & Liabilities (-0.17%).............(176,850)
                                                         --------------
              NET ASSETS 100.0%............................$101,377,262
                                                         ==============

   * Represents non-income producing securities.


(a) At March 31, 1998, cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:
     Unrealized Appreciation......................$28,871,600
     Unrealized Depreciation......................$(1,098,155)
                                                  -----------
     Net Unrealized Appreciation..................$27,773,445
                                                  ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 1998


                                               GOVERNMENT       LIQUID      MUNICIPAL      LIMITED
                                                 ASSETS         ASSETS       ASSETS       TERM BOND          BOND
                                                  FUND           FUND         FUND          FUND             FUND

                      ASSETS
Investments, at value                        $104,413,015   $ 69,163,092  $ 38,874,426   $ 37,838,047    $ 7,255,401
Repurchase agreements                          51,316,131     35,163,316          ----           ----           ----
                                             ------------   ------------  ------------   ------------    -----------

    Total Investments (Cost $155,729,146;
     $104,326,408; $38,874,426; $37,563,104;
     $7,080,240 respectively)                 155,729,146    104,326,408    38,874,426     37,838,047      7,255,401

Cash                                                 ----           ----        53,871           ----           ----
Interest and dividends receivable                 170,236      1,016,528       289,683        406,715         91,259
Receivable for capital shares issued                2,917           ----          ----          2,442           ----
Prepaid expenses                                     ----         18,668        24,377             18           ----
                                             ------------   ------------  ------------   ------------    -----------
       Total Assets                           155,902,299    105,361,604    39,242,357     38,247,222      7,346,660
                                             ------------   ------------  ------------   ------------    -----------

                      LIABILITIES:
Dividends payable                                 631,870        393,930        98,520        417,131        122,963
Payable for capital shares redeemed                  ----           ----          ----          2,435           ----
Accrued expenses and other payables:
    Investment advisory fees                       55,273         30,208        12,044         20,423          4,732
    Administration fees                            29,019          5,179         2,065          8,850          1,599
    Accounting fees                                 4,145          2,589         1,035          1,868            626
    Transfer agency fees                           10,350          5,184         3,070          5,400            845
    Distribution fees                                ----         52,029         2,324           ----            562
    Servicing Fees                                   ----         28,417         6,885          3,510            819
    Other                                          42,133           ----          ----         10,956          1,318
                                             ------------   ------------  ------------   ------------    -----------
       Total Liabilities                          772,790        517,536       125,943        470,573        133,464
                                             ------------   ------------  ------------   ------------    -----------

       Net Assets                            $155,129,509   $104,844,068  $ 39,116,414   $ 37,776,649    $ 7,213,196
                                             ============   ============  ============   ============    ===========

                                   CONTINUED

VINTAGE MUTUAL FUND, INC.

                                 MARCH 31, 1998


                                                    GOVERNMENT          LIQUID        MUNICIPAL         LIMITED
                                                      ASSETS            ASSETS          ASSETS         TERM BOND             BOND
                                                       FUND              FUND            FUND            FUND                FUND
                                                       ----              ----            ----            ----                ----

                      NET ASSETS:
Paid-in capital                                    $155,133,473     $104,844,068     $ 39,116,414     $ 37,873,246     $  6,998,990
Undistributed (distributions in excess of) net
   investment income                                     12,403             ----             ----         (161,806)           7,495
Net unrealized appreciation (depreciation) on
   investments                                             ----             ----             ----          274,943          175,161
Accumulated net realized gains (losses)
   investment transactions                              (16,367)            ----             ----         (209,734)          31,550
                                                   ------------     ------------     ------------     ------------     ------------
    Net Assets                                     $155,129,509     $104,844,068     $ 39,116,414     $ 37,776,649     $  7,213,196
                                                   ============     ============     ============     ============     ============

Outstanding units of beneficial interest (shares)                                                        3,782,365          731,643
                                                                                                      ============     ============

Net asset value--offering and redemption price
   per share                                                                                          $       9.99     $       9.86
                                                                                                      ============     ============

S SHARES

Net assets applicable to S Shares outstanding                       $ 69,514,376     $  7,101,590
                                                                    ============     ============

Shares outstanding, $.001 par value*                                  69,514,376        7,101,590
                                                                    ============     ============

Net asset value--offering and redemption
  price per share                                                   $       1.00     $       1.00
                                                                    ============     ============

S2 SHARES

Net assets applicable to S2 Shares outstanding                      $  5,453,417
                                                                    ============

Shares outstanding, $.001 par value*                                   5,453,417
                                                                    ============

Net asset value--offering and redemption
  price per share                                                   $       1.00
                                                                    ============

T SHARES

Net assets applicable to T Shares outstanding       $155,129,509    $ 16,147,416     $ 12,004,573
                                                    ============    ============     ============

Shares outstanding, $.001 par value*                 155,149,043      16,147,416       12,004,573
                                                    ============    ============     ============

Net asset value--offering and redemption
  price per share                                   $       1.00    $       1.00     $       1.00
                                                    ============    ============     ============

I SHARES

Net assets applicable to I Shares outstanding                       $ 13,728,859     $ 20,010,251
                                                                    ============     ============

Shares outstanding, $.001 par value*                                  13,728,859       20,010,251
                                                                    ============     ============

Net asset value--offering and redemption
  price per share                                                   $       1.00     $       1.00
                                                                    ============     ============

* Shares outstanding reflect rounding to the nearest whole share.



                                   CONTINUED

VINTAGE MUTUAL FUNDS, INC.

                                 MARCH 31, 1998


                                                                   MUNICIPAL                                        AGGRESSIVE
                                                    INCOME            BOND         BALANCED          EQUITY           GROWTH
                                                     FUND             FUND           FUND             FUND             FUND
                                                     ----             ----           ----             ----             ----

                      ASSETS
Investments, at value (Cost $102,478,692;        $103,868,948     $47,878,019     $61,289,222     $471,758,240     $101,554,112
    $46,472,915; $48,614,526; $277,805,729;
    $73,780,667 respectively)
Cash                                                     ----            ----            ----             ----             ----
Interest and dividends receivable                   1,379,567         644,889         396,285          529,890           66,552
Receivable from brokers for investments sold             ----            ----       1,990,027        2,052,432        1,138,704
Receivable for capital shares issued                     ----            ----          14,840          161,095           30,271
Prepaid expenses                                        3,688              94             218            7,257             ----
                                                 ------------     -----------     -----------     ------------     ------------
       Total Assets                               105,252,203      48,523,002      63,690,592      474,508,914      102,789,639
                                                 ------------     -----------     -----------     ------------     ------------

                      LIABILITIES:
Dividends payable                                     525,739         175,752         189,118             ----             ----
Payable to brokers for investments purchased             ----            ----            ----        1,878,145          668,506
Payable for capital shares redeemed                      ----            ----          12,733           26,102          598,265
Accrued expenses and other payables:
    Investment advisory fees                           53,227          24,478          39,769          294,850           80,039
    Administration fees                                23,065          10,607          13,787          102,215           21,906
    Accounting fees                                     3,380           2,328           2,546           12,301            3,467
    Transfer agency fees                                5,334           3,094           9,984           36,217           12,819
    Distribution fees                                    ----            ----            ----             ----             ----
    Servicing Fees                                      9,187           4,274           4,769           40,700            8,186
    Other                                              28,177          20,805          15,047          100,718           19,189
                                                 ------------     -----------     -----------     ------------     ------------
       Total Liabilities                              648,109         241,338         287,753        2,491,248        1,412,377
                                                 ------------     -----------     -----------     ------------     ------------

       Net Assets                                $104,604,094     $48,281,664     $63,402,839     $472,017,666     $101,377,262
                                                 ============     ===========     ===========     ============     ============

                                   CONTINUED

VINTAGE MUTUAL FUNDS, INC.

                                 MARCH 31, 1998


                                                                      MUNICIPAL                                         AGGRESSIVE
                                                       INCOME            BOND          BALANCED          EQUITY           GROWTH
                                                        FUND             FUND            FUND             FUND             FUND
                                                        ----             ----            ----             ----             ----

                      NET ASSETS:
Paid-in capital                                     $105,902,128     $46,876,824     $49,142,702     $267,147,565     $ 72,059,095
Undistributed (distributions in excess of)
   net investment income                                (256,051)           (264)         (5,596)         212,210             ----
Net unrealized appreciation (depreciation) on
   investments                                         1,390,256       1,405,104      12,674,696      193,952,511       27,773,445
Accumulated net realized gains (losses)
   on investment transactions                         (2,432,239)           ----       1,591,037       10,705,380        1,544,722
                                                    ------------     -----------     -----------     ------------     ------------

    Net Assets                                      $104,604,094     $48,281,664     $63,402,839     $472,017,666     $101,377,262
                                                    ============     ===========     ===========     ============     ============

Outstanding units of beneficial interest (shares)     10,422,197       4,553,259       4,211,506                         5,968,067
                                                    ============     ===========     ===========                      ============

Net asset value--offering and redemption price
   per share                                        $      10.04     $     10.60     $     15.05                      $      16.99
                                                    ============     ===========     ===========                      ============

S SHARES

Net assets applicable to S Shares outstanding                                                        $196,772,499
                                                                                                     ============

Shares outstanding, $.001 par value*                                                                    9,351,729
                                                                                                     ============

Net asset value--offering and redemption
  price per share                                                                                    $      21.04
                                                                                                     ============

T SHARES

Net assets applicable to T Shares outstanding                                                        $275,245,167
                                                                                                     ============

Shares outstanding, $.001 par value*                                                                   13,074,335
                                                                                                     ============

Net asset value--offering and redemption
  price per share                                                                                    $      21.05
                                                                                                     ============



* Shares outstanding reflect rounding to the nearest whole share.


                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.

STATEMENTS OF OPERATIONS


                                                          GOVERNMENT       LIQUID         LIQUID       MUNICIPAL    MUNICIPAL
                                                          ASSETS FUND    ASSETS FUND    ASSETS FUND   ASSETS FUND  ASSETS FUND
                                                              1998*         1998***        1997**       1998***       1997**
                                                              -----         -------        ------       -------       ------
INVESTMENT INCOME:
Interest income                                            $8,479,651     $3,892,364     $9,645,750     $932,453     $795,005
Dividend income                                                  ----           ----           ----         ----         ----
                                                           ----------     ----------     ----------     --------     --------
     Total Income                                           8,479,651      3,892,364      9,645,750      932,453      795,005
                                                           ----------     ----------     ----------     --------     --------

EXPENSES:
Investment advisory fees                                      614,671        181,329        428,125       62,948       51,871
Administration fees                                           309,466          7,777           ----        3,070         ----
Distribution and administrative services fees S Shares           ----        336,564      1,238,752       20,534       50,758
Distribution and administrative services fees S2 Shares          ----          7,144            759         ----         ----
Distribution and administrative services fees T Shares        330,937         37,334         14,257       42,456       29,791
Custody fees                                                    8,643         72,531        184,226       25,179       27,498
Accounting fees                                                38,112         22,923         59,982        8,371        7,262
Legal fees                                                      6,692          2,468          7,124        1,508        1,650
Audit fees                                                     17,449          2,469          7,125        1,509        1,651
Trustees' fees                                                  7,667          3,597         10,381        2,768        3,029
Transfer agent fees                                            72,859          5,184         14,960        3,070        3,359
Registration and filing fees                                   16,110          5,104         14,730        4,747        5,194
Printing fees                                                  25,922          4,392         12,673          490          537
Other fees                                                      7,564          9,799         22,933           70       10,749
                                                           ----------     ----------     ----------     --------     --------

     Total Expenses                                         1,456,092        698,615      2,016,027      176,720      193,349
Less: Expenses voluntarily reduced/waived                    (330,937)          ----           (524)        ----      (31,087)
                                                           ----------     ----------     ----------     --------     --------
     Net Expenses                                           1,125,155        698,615      2,015,503      176,720      162,262
                                                           ----------     ----------     ----------     --------     --------
Net Investment Income (Loss)                                7,354,496      3,193,749      7,630,247      755,733      632,743
                                                           ----------     ----------     ----------     --------     --------
REALIZED/UNREALIZED GAINS
   (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from
   investment transactions                                       ----           ----           ----         ----         ----
Net change in unrealized appreciation
   (depreciation) from investments                               ----           ----           ----         ----         ----
                                                           ----------     ----------     ----------     --------     --------
Net realized and unrealized gains (losses)
   from investments                                              ----           ----           ----         ----         ----
                                                           ----------     ----------     ----------     --------     --------

Change in net assets resulting from operations             $7,354,496     $3,193,749     $7,630,247     $755,733     $632,743
                                                           ==========     ==========     ==========     ========     ========






    * For the year ended March 31, 1998
   ** For the year ended June 30, 1997
  *** For the period July 1, 1997 to March 31, 1998


                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.


                                                            LIMITED          BOND          BOND
                                                           TERM BOND         FUND          FUND          INCOME
                                                             FUND*          1998***       1997**          FUND*
                                                             -----          -------       ------          -----
INVESTMENT INCOME:
Interest income                                            $2,402,848     $ 500,427     $ 556,858     $6,157,512
Dividend income                                                  ----          ----          ----           ----
                                                           ----------     ---------     ---------     ----------
     Total Income                                           2,402,848       500,427       556,858      6,157,512
                                                           ----------     ---------     ---------     ----------

EXPENSES:
Investment advisory fees                                      295,198        21,275        23,870        597,102
Administration fees                                            83,754         2,750         9,821        206,923
Distribution and administrative services fees                 189,250        10,115         5,594        464,714
Custody fees                                                    8,484         2,735         3,978          8,303
Accounting fees                                                15,813         2,735         3,979         27,523
Legal fees                                                      2,356         1,100         1,200          3,774
Audit fees                                                      4,502         1,100         1,200         13,875
Trustees' fees                                                  1,620           800           900          4,404
Transfer agent fees                                            32,665         3,105         3,978         34,178
Registration and filing fees                                    3,718         1,500         1,300         11,555
Printing fees                                                   5,444         1,100         1,191         14,117
Other fees                                                      2,593           400           500          4,553
                                                           ----------     ---------     ---------     ----------
     Total Expenses                                           645,397        48,715        57,511      1,391,021
Less: Expenses voluntarily reduced/waived                    (100,920)         ----          ----       (248,792)
                                                           ----------     ---------     ---------     ----------
     Net Expenses                                             544,477        48,715        57,511      1,142,229
                                                           ----------     ---------     ---------     ----------
Net Investment Income (Loss)                                1,858,371       451,712       499,347      5,015,283
                                                           ----------     ---------     ---------     ----------

REALIZED/UNREALIZED GAINS
   (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from
   investment transactions                                    366,075       121,574          (992)       302,739
Net change in unrealized appreciation
   (depreciation) from investments                          1,062,800       114,558        40,539      3,443,587
                                                           ----------     ---------     ---------     ----------
Net realized and unrealized gains (losses)
   from investments                                         1,428,875       236,132        39,547      3,746,326
                                                           ----------     ---------     ---------     ----------
Change in net assets resulting from operations             $3,287,246     $ 687,844     $ 538,894     $8,761,609
                                                           ==========     =========     =========     ==========


    *  For the year ended March 31, 1998
   **  For the year ended April 30, 1997
  ***  For the period May 1, 1997 to March 31, 1998



                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.


                                                           MUNICIPAL                                       AGGRESSIVE
                                                             BOND          BALANCED         EQUITY           GROWTH
                                                             FUND*           FUND*           FUND*            FUND*
                                                             -----           -----           -----            -----
INVESTMENT INCOME:
Interest income                                           $2,327,272     $ 1,050,683     $    271,921     $   146,494
Dividend income                                                 ----         286,355        4,840,769         482,586
                                                          ----------     -----------     ------------     -----------
     Total Income                                          2,327,272       1,337,038        5,112,690         629,080
                                                          ----------     -----------     ------------     -----------

EXPENSES:
Investment advisory fees                                     280,923         337,619        2,918,334         722,762
Administration fees                                           97,275          94,729          812,631         159,533
Distribution and shareholder service fees                    218,960         205,506          972,788         349,683
Distribution and administrative services fees S Shares          ----            ----          888,588            ----
Custody fees                                                   7,938          13,095           34,426          13,245
Accounting fees                                               15,550          18,304          116,573          26,604
Legal fees                                                     1,596           1,791           19,833           3,222
Audit fees                                                    11,090           3,249           30,103           8,092
Trustees' fees                                                 2,156           1,853           15,633           3,113
Transfer agent fees                                           27,821          41,369          133,095          66,932
Registration and filing fees                                  10,047           8,400           52,699          12,518
Printing fees                                                  6,523           7,806           50,594          12,902
Other fees                                                     2,194           2,938           30,730           3,526
                                                          ----------     -----------     ------------     -----------
     Total Expenses                                          682,073         736,659        6,076,027       1,382,132
Less: Expenses voluntarily reduced/waived                   (117,051)       (112,540)        (972,788)       (190,200)
                                                          ----------     -----------     ------------     -----------
     Net Expenses                                            565,022         624,119        5,103,239       1,191,932
                                                          ----------     -----------     ------------     -----------
Net Investment Income (Loss)                               1,762,250         712,919            9,451        (562,852)
                                                          ----------     -----------     ------------     -----------

REALIZED/UNREALIZED GAINS
   (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from
   investment transactions                                   207,244       2,643,723       50,328,151       3,108,596
Net change in unrealized appreciation
   (depreciation) from investments                         1,583,747       9,189,161       94,425,784      24,936,662
                                                          ----------     -----------     ------------     -----------
Net realized and unrealized gains (losses)
   from investments                                        1,790,991      11,832,884      144,753,935      28,045,258
                                                          ----------     -----------     ------------     -----------
Change in net assets resulting from operations            $3,553,241     $12,545,803     $144,763,386     $27,482,406
                                                          ==========     ===========     ============     ===========


    *  For the year ended March 31, 1998

                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                           GOVERNMENT ASSETS FUND                       LIQUID ASSETS FUND
                                       -----------------------------     -----------------------------------------------
                                            YEAR             YEAR            PERIOD           YEAR              YEAR
                                            ENDED            ENDED            ENDED           ENDED             ENDED
                                       MARCH 31, 1998   MARCH 31, 1987   MARCH 31, 1998   JUNE 30, 1997    JUNE 30, 1996
                                      ---------------   --------------   --------------   -------------   --------------

OPERATIONS:
   Net investment income               $  7,354,496     $  6,824,309     $  3,193,749    $  7,630,247     $    8,351,285
   Net realized gains/(losses)
     from investment transactions            ------           ------           ------          ------             ------
   Net change in unrealized
     appreciation/(depreciation)
     from investments                        ------           ------           ------          ------             ------
                                       ------------     ------------     ------------     -----------     --------------
   Change in net assets resulting
     from operations                      7,354,496        6,824,309        3,193,749       7,630,247          8,351,285
                                       ------------     ------------     ------------     -----------     --------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income
     S Shares                                ------           ------       (2,109,726)     (7,315,154)        (8,351,285)
     S2 Shares                               ------           ------          (87,386)         (7,481)            ------
     T Shares                            (7,258,184)      (6,824,309)        (800,589)       (286,410)            ------
     I Shares                                                                (196,048)        (21,202)            ------
   From net realized gains
     T Shares                                ------          (98,019)          ------          ------             ------
                                       ------------     ------------     ------------     -----------     --------------
   Change in net assets from
   shareholder distributions             (7,258,184)      (6,922,328)      (3,193,749)     (7,630,247)        (8,351,285)
                                       ------------     ------------     ------------     -----------     --------------

CAPITAL SHARE TRANSACTIONS:
   ISSUED:
     Capital Shares                          ------           ------           ------          ------             ------
     S Shares                                ------           ------      385,529,798     808,459,153      1,141,629,915
     S2 Shares                               ------           ------       20,606,810       2,401,469             ------
     T Shares                           556,870,585      432,771,449      159,478,295      72,574,682             ------
     I Shares                                ------           ------       22,152,126       3,414,238             ------
   REINVESTMENTS:
     Capital Shares                          ------           ------           ------          ------             ------
     S Shares                                ------           ------              436          14,510            159,592
     S2 Shares                               ------           ------            -----           -----             ------
     T Shares                             1,626,697        1,185,207            2,153          ------             ------
     I Shares                                ------           ------           10,464          12,730             ------
   REDEMPTIONS:
     Capital Shares                          ------           ------           ------          ------             ------
     S Shares                                ------           ------      376,678,219)   (927,444,118)    (1,129,241,627)
     S2 Shares                               ------           ------      (16,926,224)       (628,638)            ------
     T Shares                          (562,162,290)    (428,996,222)    (161,192,225)    (54,715,488)            ------
     I Shares                                ------           ------      (10,790,034)     (1,070,664)            ------
     Investor Shares                         ------           ------           ------          ------             ------
     Select Shares                           ------           ------           ------          ------             ------
     Institutional Shares                    ------           ------           ------          ------             ------
                                       ------------     ------------     ------------     -----------     --------------
   Change in net assets from
     capital transactions                (3,665,008)       4,960,434      22,193,380      (96,982,127)        12,547,880
                                       ------------     ------------     ------------     -----------     --------------
   Change in net assets                  (3,568,696)       4,862,415      22,193,380      (96,982,127)        12,547,880

NET ASSETS:
   Beginning of period                  158,698,205      153,835,790       82,650,688     179,632,815        167,084,935
                                       ------------     ------------     ------------     -----------     --------------
   End of period                       $155,129,509     $158,698,205     $104,844,068     $82,650,688     $  179,632,815
                                       ============     ============     ============     ===========     ==============

                                   CONTINUED

VINTAGE MUTUAL FUNDS, INC.

                                           GOVERNMENT ASSETS FUND                       LIQUID ASSETS FUND
                                       -----------------------------     -----------------------------------------------
                                            YEAR             YEAR            PERIOD           YEAR              YEAR
                                            ENDED            ENDED            ENDED           ENDED             ENDED
                                       MARCH 31, 1998   MARCH 31, 1987   MARCH 31, 1998   JUNE 30, 1997    JUNE 30, 1996
                                      ---------------   --------------   --------------   -------------   --------------


SHARE TRANSACTIONS:
   ISSUED:
     S Shares                                ------           ------      385,529,798     808,459,153      1,141,629,915
     S2 Shares                               ------           ------       20,606,810       2,401,469             ------
     T Shares                           556,870,585      432,771,570      159,478,295      72,574,682             ------
     I Shares                                ------           ------       22,152,126       3,414,238             ------
   REINVESTMENTS:
     Capital Shares                          ------           ------           ------          ------             ------
     S Shares                                ------           ------              436          14,510            159,592
     S2 Shares                               ------           ------           ------          ------             ------
     T Shares                             1,626,697        1,185,207            2,153          ------             ------
     I Shares                                ------           ------           10,464          12,730             ------
   REDEMPTIONS:
     Capital Shares                          ------           ------           ------          ------             ------
     S Shares                                ------           ------     (376,678,219)   (927,444,118)    (1,129,241,627)
     S2 Shares                               ------           ------      (16,926,224)       (628,638)            ------
     T Shares                          (562,162,290)    (428,996,222)    (161,192,225)    (54,715,488)            ------
     I Shares                                ------           ------      (10,790,034)     (1,070,664)            ------
     Investor Shares                         ------           ------           ------          ------             ------
     Select Shares                           ------           ------           ------          ------             ------
     Institutional Shares                    ------           ------           ------          ------             ------
                                       ------------     ------------     ------------     -----------     --------------
   Change in shares                      (3,665,008)       4,960,555       22,193,380     (96,982,127)        12,547,880
                                       ============     ============     ============     ===========     ==============



                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.


                                                 MUNICIPAL ASSETS FUND                       LIMITED TERM BOND FUND
                                       -----------------------------------------------    ------------------------------
                                            PERIOD            YEAR            YEAR            YEAR            YEAR
                                            ENDED            ENDED           ENDED           ENDED           ENDED
                                       MARCH 31, 1998    JUNE 30, 1997   JUNE 30, 1996    MARCH 31, 1998  MARCH 31, 1997
                                       --------------   --------------   -------------    --------------  --------------
OPERATIONS:
   Net investment income               $    755,733     $    632,743     $    458,158     $ 1,858,371     $ 2,119,127
   Net realized gains/(losses)
     from investment transactions            ------           ------           ------         366,075        (539,307)
   Net change in unrealized
     appreciation/(depreciation)
     from investments                        ------           ------           ------       1,062,800        (348,677)
                                       ------------     ------------     ------------     -----------     -----------
   Change in net assets resulting
     from operations                        755,733          632,743          458,158       3,287,246       1,231,143
                                       ------------     ------------     ------------     -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income
     Capital Shares                          ------           ------         (458,158)     (2,051,808)*    (2,124,369)
     S Shares                              (121,938)        (248,217)          ------          ------          ------
     T Shares                              (547,759)        (384,266)          ------          ------          ------
     I Shares                               (86,036)            (260)          ------          ------          ------
                                       ------------     ------------     ------------     -----------     -----------
   Change in net assets from
     shareholder distributions             (755,733)        (632,743)        (458,158)     (2,051,808)     (2,124,369)
                                       ------------     ------------     ------------     -----------     -----------

CAPITAL SHARE TRANSACTIONS:
   Issued:
     Capital Shares                          ------           ------           ------       9,490,890      13,219,052
     S Shares                            21,891,470       42,791,777       90,282,876          ------          ------
     S2 Shares                               ------           ------           ------          ------          ------
     T Shares                            70,995,535       69,522,222           ------          ------          ------
     I Shares                            26,681,323          126,951           ------          ------          ------
   Reinvestments:
     Capital Shares                          ------           ------           ------       1,509,814       2,000,529
     S Shares                                ------           ------            1,040          ------          ------
     S2 Shares                               ------           ------           ------          ------          ------
     T Shares                                    13           ------           ------          ------          ------
     I Shares                                 1,122              260           ------          ------          ------

   Redemptions:
     Capital Shares                          ------            ------          ------     (13,294,302)    (16,669,940)
     S Shares                           (19,453,574)     (48,273,846)     (96,268,043)         ------          ------
     S2 Shares                               ------            ------          ------          ------          ------
     T Shares                           (84,027,361)     (44,485,836)          ------          ------          ------
     I Shares                            (6,679,405)        (120,000)          ------          ------          ------
     Investor Shares                         ------           ------           ------          ------          ------
     Select Shares                           ------           ------           ------          ------          ------
     Institutional Shares                    ------           ------           ------          ------          ------
                                       ------------     ------------     ------------     -----------     -----------
   Change in net assets from
     capital transactions                 9,409,123       19,561,528       (5,984,127)     (2,293,598)     (1,450,359)
                                       ------------     ------------     ------------     -----------     -----------
   Change in net assets                   9,409,123       19,561,528       (5,984,127)     (1,058,160)     (2,343,585)

NET ASSETS:
   Beginning of period                   29,707,291       10,145,763       16,129,890      38,834,809      41,178,394
                                       ------------     ------------     ------------     -----------     -----------
   End of period                       $ 39,116,414     $ 29,707,291     $ 10,145,763     $37,776,649     $38,834,809
                                       ============     ============     ============     ===========     ===========

*Includes 161,806 of distributions in excess of net investment income for the Limited Term Bond Fund for the year ended March 31, 1998.

                                   CONTINUED

VINTAGE MUTUAL FUNDS, INC.


                                                 MUNICIPAL ASSETS FUND                       LIMITED TERM BOND FUND
                                       -----------------------------------------------    ------------------------------
                                            PERIOD            YEAR            YEAR            YEAR            YEAR
                                            ENDED            ENDED           ENDED           ENDED           ENDED
                                       MARCH 31, 1998    JUNE 30, 1997   JUNE 30, 1996    MARCH 31, 1998  MARCH 31, 1997
                                       --------------   --------------   -------------    --------------  --------------
SHARE TRANSACTIONS:
   Issued:
     Capital Shares                          ------           ------           ------       1,000,073       1,340,011
     S Shares                            21,891,470       42,791,777       90,282,876          ------          ------
     S2 Shares                               ------           ------           ------          ------          ------
     T Shares                            70,995,535       69,522,222           ------          ------          ------
     I Shares                            26,681,323          126,951           ------          ------          ------
   Reinvestments:
     Capital Shares                          ------           ------           ------         104,463         204,763
     S Shares                                ------           ------           ------          ------          ------
     S2 Shares                               ------           ------            1,040          ------          ------
     T Shares                                    13           ------           ------          ------          ------
     I Shares                                 1,122              260           ------          ------          ------
   Redemptions:
     Capital Shares                          ------           ------           ------      (1,331,742)     (1,697,121)
     S Shares                           (19,453,574)     (48,273,846)     (96,268,043)         ------          ------
     S2 Shares                               ------           ------           ------          ------          ------
     T Shares                           (84,027,361)     (44,485,836)          ------          ------          ------
     I Shares                            (6,679,405)        (120,000)          ------          ------          ------
     Investor Shares                         ------           ------           ------          ------          ------
     Select Shares                           ------           ------           ------          ------          ------
     Institutional Shares                    ------           ------           ------          ------          ------
                                       ------------     ------------     ------------     -----------     -----------
   Change in shares                       9,409,123       19,561,528       (5,984,127)       (227,206)       (152,347)
                                       ============     ============     ============     ===========     ===========




SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.

                                                          BOND FUND                                    INCOME FUND
                                       ------------------------------------------------    ------------------------------
                                            PERIOD            YEAR            YEAR            YEAR            YEAR
                                            ENDED            ENDED           ENDED           ENDED           ENDED
                                       MARCH 31, 1998   APRIL 30, 1997   APRIL 30, 1996    MARCH 31, 1998  MARCH 31, 1997
                                       --------------   --------------   --------------    --------------  --------------
OPERATIONS:
   Net investment income               $    451,712     $    499,347     $   329,846      $ 5,015,283     $  4,858,498
   Net realized gains/(losses)
     from investment transactions           121,574             (992)         32,638           302,739        (708,174)
   Net change in unrealized
     appreciation/(depreciation)
     from investments                       114,558           40,539        (309,728)        3,443,587      (1,520,708)
                                       ------------     ------------     -----------      ------------    ------------
   Change in net assets resulting
     from operations                        687,844          538,894          52,756         8,761,609       2,629,616
                                       ------------     ------------     -----------      ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income
     Capital Shares                        (122,963)          ------          ------        (5,457,783)*    (4,793,251)
     Investor Shares                         ------           ------          (6,627)           ------          ------
     Select Shares                         (187,461)        (225,558)       (121,845)           ------          ------
     Institutional Shares                  (201,889)        (272,474)       (155,926)           ------          ------
   From net realized gains
     Investor Shares                         ------           ------            (111)           ------          ------
     Select Shares                          (50,069)          (3,670)         (1,902)           ------          ------
     Institutional Shares                   (38,735)          (3,820)         (2,031)           ------          ------
                                       ------------     ------------     -----------      ------------    ------------
   Change in net assets from
     shareholder distributions             (601,117)        (505,523)       (288,442)      (5,457,783)      (4,793,251)
                                       ------------     ------------     -----------      ------------    ------------

CAPITAL SHARE TRANSACTIONS:
   ISSUED:
     Capital Shares                          ------           ------          ------        30,479,946      24,458,873
     Investor Shares                         ------           ------         201,170            ------          ------
     Select Shares                          652,405          527,650       4,348,326            ------          ------
     Institutional Shares                   429,371          284,210       4,723,546            ------          ------
   FUND REORGANIZATION:
     Capital Shares                      15,517,298           ------          ------            ------          ------
     Select Shares                       (3,115,585)          ------          ------            ------          ------
     Institutional Shares                (1,970,210)          ------          ------            ------          ------
   REINVESTMENTS:
     Capital Shares
   REINVESTMENTS:
     Capital Shares                          ------           ------          ------           635,925         587,764
     Investor Shares                         ------           ------           4,249            ------          ------
     Select Shares                          217,433          223,068         123,746            ------          ------
     Institutional Shares                   223,835          235,744         157,957            ------          ------
   REDEMPTIONS:
     Capital Shares                          ------           ------          ------       (21,846,804)    (15,603,369)
     Investor Shares                         ------           ------        (217,343)           ------          ------
     Select Shares                       (9,246,996)      (1,217,163)       (734,837)           ------          ------
     Institutional Shares                (3,141,350)        (531,184)       (416,556)           ------          ------
                                       ------------     ------------     -----------      ------------    ------------
   Change in net assets from
     capital transactions                  (433,799)        (477,675)      8,190,258         9,269,067       9,443,268
                                       ------------     ------------     -----------      ------------    ------------
   Change in net assets                    (347,072)        (444,304)      7,954,572        12,572,893       7,279,633

NET ASSETS:
   Beginning of period                    7,560,268        8,004,572          50,000        92,031,201      84,751,568
                                       ------------     ------------     -----------      ------------    ------------
   End of period                       $  7,213,196     $  7,560,268     $ 8,004,572      $104,604,094    $ 92,031,201
                                       ============     ============     ===========      ============    ============

*Includes 256,051 of distributions in excess of net investment income for the Income Fund for the year ended March 31, 1998.

VINTAGE MUTUAL FUNDS, INC.

                                                          BOND FUND                                    INCOME FUND
                                       ------------------------------------------------    ------------------------------
                                            PERIOD            YEAR            YEAR            YEAR            YEAR
                                            ENDED            ENDED           ENDED           ENDED           ENDED
                                       MARCH 31, 1998   APRIL 30, 1997   APRIL 30, 1996    MARCH 31, 1998  MARCH 31, 1997
                                       --------------   --------------   --------------    --------------  --------------



SHARE TRANSACTIONS:
   ISSUED:
     Capital Shares                          ------           ------          ------         3,066,800       2,480,499
     Investor Shares                         ------           ------          20,081            ------          ------
     Select Shares                           63,707           82,098         430,230            ------          ------
     Institutional Shares                    42,851           57,305         469,448            ------          ------
   FUND REORGANIZATIONS:
     Capital Shares                       1,547,782           ------          ------            ------          ------
     Select Shares                         (310,918)          ------          ------            ------          ------
     Institutional Shares                  (196,834)          ------          ------            ------          ------
   REINVESTMENTS:
     Capital Shares                          ------           ------          ------            58,323          59,833
     Investor Shares                         ------           ------             419            ------          ------
     Select Shares                           21,694           22,804          12,328            ------          ------
     Institutional Shares                    22,330           24,120          15,738            ------          ------
   REDEMPTIONS:
     Capital Shares                          ------           ------          ------        (2,192,247)     (1,586,621)
     Investor Shares                         ------           ------         (22,000)           ------          ------
     Select Shares                         (917,504)        (151,349)        (71,768)           ------          ------
     Institutional Shares                  (312,140)         (83,488)        (41,329)           ------          ------
                                       ------------     ------------     -----------      ------------    ------------
   Change in shares                         (37,994)         (48,510)        813,147           932,876         953,711
                                       ============     ============     ===========      ============    ============



                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.

                                               MUNICIPAL BOND FUND                  BALANCED FUND
                                          -----------------------------     -----------------------------
                                               YEAR             YEAR             YEAR             YEAR
                                              ENDED            ENDED            ENDED            ENDED
                                          MARCH 31, 1998   MARCH 31, 1997   MARCH 31, 1998   MARCH 31, 1997
                                         ---------------   --------------   --------------   --------------
OPERATIONS:
   Net investment income                  $  1,762,250     $  1,591,494     $    712,919     $    292,146
   Net realized gains/(losses)
     from investment transactions              207,244           (3,897)       2,643,723          229,926
   Net change in unrealized
     appreciation/(depreciation)
     from investments                        1,583,747         (249,407)       9,189,161          643,518
                                          ------------     ------------     ------------     ------------
   Change in net assets resulting
     from operations                         3,553,241        1,338,190       12,545,802        1,165,590
                                          ------------     ------------     ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income
     Capital Shares                         (1,789,100)      (1,588,011)        (712,919)        (293,564)
   From net realized gains
     Capital Shares                            (62,080)          ------       (1,216,595)        (596,340)
                                          ------------     ------------     ------------     ------------
   Change in net assets from
     shareholder distributions              (1,851,180)      (1,588,011)      (1,929,514)        (889,904)
                                          ------------     ------------     ------------     ------------

CAPITAL SHARE TRANSACTIONS:
   ISSUED:
     Capital Shares                         10,850,108       11,376,829       27,268,652       20,975,187
   FUND REORGANIZATIONS:
     Capital Shares                             ------           ------       12,170,101           ------
   REINVESTMENTS:
     Capital Shares                            259,480          265,066        1,617,767          876,475
   REDEMPTIONS:
     Capital Shares                         (9,693,892)      (8,664,123)     (20,282,085)      (3,631,246)
                                          ------------     ------------     ------------     ------------
   Change in net assets from
     capital transactions                    1,415,696        2,977,772       20,774,435       18,220,416
                                          ------------     ------------     ------------     ------------
   Change in net assets                      3,117,757        2,727,951       31,390,724       18,496,102

NET ASSETS:
     Beginning of period                    45,163,907       42,435,956       32,012,115       13,516,013
                                          ------------     ------------     ------------     ------------
     End of period                        $ 48,281,664     $ 45,163,907     $ 63,402,839     $ 32,012,115
                                          ============     ============     ============     ============

SHARE TRANSACTIONS:
   ISSUED:
     Capital Shares                          1,036,577        1,106,061        1,997,554        1,746,733
   FUND REORGANIZATIONS:
     Capital Shares                             ------           ------          838,161           ------
   REINVESTMENTS:
     Capital Shares                             24,716           25,768           73,494           73,663
   REDEMPTIONS:
     Capital Shares                           (927,518)        (845,708)      (1,428,642)        (308,788)
                                          ------------     ------------     ------------     ------------
   Change in shares                            133,775          286,121        1,480,567        1,511,608
                                          ============     ============     ============     ============


                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.

                                                           EQUITY FUND                 AGGRESSIVE GROWTH FUND
                                                 -----------------------------     -----------------------------
                                                      YEAR            YEAR              YEAR             YEAR
                                                      ENDED           ENDED             ENDED            ENDED
                                                 MARCH 31, 1998   MARCH 31, 1997   MARCH 31, 1998   MARCH 31, 1997
                                                 --------------   --------------   --------------   --------------
OPERATIONS:
   Net investment income                         $      9,451     $    781,655     $   (562,852)    $   (241,505)
   Net realized gains/(losses)
     from investment transactions                  50,328,151       17,515,873        3,108,596        1,189,580
   Net change in unrealized
     appreciation/(depreciation)
     from investments                              94,425,784       39,007,591       24,936,662        1,285,550
                                                 ------------     ------------     ------------     ------------
   Change in net assets resulting
     from operations                              144,763,386       57,305,119       27,482,406        2,233,625
                                                 ------------     ------------     ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income
     Capital Shares                                    ------           ------              (19)          ------
     S Shares                                        (219,004)        (770,677)          ------           ------
   From net realized gains
     Capital Shares                                    ------           ------       (2,433,893)          (4,877)
     S Shares                                     (52,295,174)      (7,793,542)          ------           ------
                                                 ------------     ------------     ------------     ------------
   Change in net assets from
     shareholder distributions                    (52,514,178)      (8,564,219)      (2,433,912)          (4,877)
                                                 ------------     ------------     ------------     ------------

CAPITAL SHARE TRANSACTIONS:
   Issued:
     Capital Shares                               347,358,499      112,226,792       45,786,945       28,518,330
     S Shares                                      13,371,077           ------           ------           ------
     T Shares                                       7,570,830           ------           ------           ------
   Fund Reorganizations:
     Capital Shares                              (413,656,502)          ------           ------           ------
     S Shares                                     187,465,229           ------           ------           ------
     T Shares                                     257,760,576           ------           ------           ------
   Reinvestments:
     Capital Shares                                31,756,386        5,670,815        1,133,752            2,073
   Redemptions:
     Capital Shares                              (338,861,274)     (67,919,225)     (20,005,297)      (4,654,513)
     S Shares                                     (13,034,174)          ------           ------           ------
     T Shares                                      (9,631,207)          ------           ------           ------
                                                 ------------     ------------     ------------     ------------
   Change in net assets from
     capital transactions                          70,099,440       49,978,382       26,915,400       23,865,890
                                                 ------------     ------------     ------------     ------------
   Change in net assets                           162,348,648       98,719,282       51,963,894       26,094,638

NET ASSETS:
   Beginning of period                            309,669,018      210,949,736       49,413,368       23,318,730
                                                 ------------     ------------     ------------     ------------
   End of period                                 $472,017,666     $309,669,018     $101,377,262     $ 49,413,368
                                                 ============     ============     ============     ============

                                   CONTINUED

VINTAGE MUTUAL FUNDS, INC.

                                                           EQUITY FUND                 AGGRESSIVE GROWTH FUND
                                                 -----------------------------     -----------------------------
                                                      YEAR            YEAR              YEAR             YEAR
                                                      ENDED           ENDED             ENDED            ENDED
                                                 MARCH 31, 1998   MARCH 31, 1997   MARCH 31, 1998   MARCH 31, 1997
                                                 --------------   --------------   --------------   --------------

SHARE TRANSACTIONS:
   ISSUED:
     Capital Shares                                17,757,680        6,780,632        3,076,295        2,397,474
     S Shares                                         367,993           ------           ------           ------
     T Shares                                         285,915           ------           ------           ------
   FUND REORGANIZATIONS:
     Capital Shares                               (20,966,465)          ------           ------           ------
     S Shares                                       9,484,771           ------           ------           ------
     T Shares                                      13,078,523           ------           ------           ------
   REINVESTMENTS:
     Capital Shares                                 1,696,325          345,069           72,986              169
   REDEMPTIONS:
     Capital Shares                               (17,162,795)      (3,010,465)      (1,334,457)        (388,428)
     S Shares                                        (505,224)          ------           ------           ------
     T Shares                                        (290,103)          ------           ------           ------
                                                 ------------     ------------     ------------     ------------
   Change in shares                                 3,746,620        4,115,236        1,814,824        2,009,215
                                                 ============     ============     ============     ============


                       SEE NOTES TO FINANCIAL STATEMENTS.

VINTAGE MUTUAL FUNDS, INC.

                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1998

1.   ORGANIZATION:

     IMG Mutual Funds, Inc. was incorporated on November 16, 1994 and capitalized on May 1, 1995. IMG Mutual Funds, Inc. was renamed Vintage Mutual Funds, Inc., (the "Fund"), in February 1998. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified open-end management investment company issuing its shares in ten series, each series representing a diversified portfolio with distinct investment objectives and policies. The Government Assets Fund's investment objective is to seek current income consistent with maintaining liquidity and stability of principal by investing exclusively in short-term U.S. Treasury bills, notes and other short-term obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements with respect thereto. The investment objective of the Liquid Assets Fund is maximum current income consistent with safety of principal and maintenance of liquidity. The investment objective of the Municipal Assets Fund is maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. The investment objective of the Vintage Limited Term Bond Fund is to seek total return from a portfolio of limited term fixed income securities. The Vintage Limited Term Bond Fund invests primarily in a diversified portfolio of fixed income securities including certain types of fixed income securities that may exhibit greater volatility. The Vintage Bond Fund's investment objective is to obtain income by investing in a portfolio of fixed income securities and, secondarily, to seek capital appreciation consistent with the preservation of capital and prudent investment risk. The Vintage Bond Fund will invest at least 65 percent of its total assets in High-Quality Fixed Income Securities at all times. The investment objective of the Vintage Income Fund is to seek current income, consistent with the preservation of capital. The Vintage Income Fund invests primarily in fixed income securities. The investment objective of the Vintage Municipal Bond Fund is to seek current income, consistent with the preservation of capital, that is exempt from federal income taxes. The Vintage Municipal Bond Fund invests primarily in a diversified portfolio of tax-exempt fixed income securities. The investment objective of the Vintage Balanced Fund is to seek long-term growth of capital and income. The Vintage Balanced Fund invests primarily in a diversified portfolio of equity securities and fixed income securities. The investment objective of the Vintage Equity Fund is long-term capital appreciation. The Vintage Equity Fund invests primarily in a diversified portfolio of equity securities of mainly large capitalization companies with strong earnings potential. The investment objective of the Vintage Aggressive Growth Fund is long-term capital growth. The Vintage Aggressive Growth Fund invests primarily in common stocks and other equity-type securities of small, medium and large capitalized companies that exhibit a strong potential for price appreciation relative to other equity securities.

     At the close of business on February 13, 1998, the Vintage Mutual Funds, Inc., acquired the assets and assumed the identifiable liabilities of the Liquid Assets Fund, the Municipal Assets Fund and the AMCORE Vintage Mutual Funds, consisting of seven portfolios. Each of these nine portfolios are considered surviving entities for financial reporting purposes. The net assets and number of shares outstanding for the acquired Funds at the close of business on February 13, 1998, were as follows:

VINTAGE MUTUAL FUNDS, INC.

                                 MARCH 31, 1998

     ACQUIRED FUND                               NET ASSETS     NUMBER OF SHARES
     -------------                               ----------     ----------------
     Liquid Assets Fund                        $  100,990,658      100,990,658
     Municipal Assets Fund                     $   35,574,100       35,574,100
     AMCORE Vintage Mutual Funds
       U.S. Government Obligations Fund        $  154,473,179      154,473,179
       Fixed Total Return Fund                 $   39,280,349        3,923,783
       Fixed Income Fund                       $  103,375,637       10,204,762
       Intermediate Tax-Free Fund              $   48,201,354        4,505,968
       Balanced Fund                           $   54,403,937        3,746,341
       Equity Fund                             $  414,473,997       20,966,465
       Aggressive Growth Fund                  $   92,960,320        5,840,557

     In exchange for the acquired Funds, the Vintage Mutual Funds, Inc., issued the following capital stock:

     VINTAGE MUTUAL FUNDS, INC.                  NET ASSETS     NUMBER OF SHARES
     --------------------------                  ----------     ----------------
     Liquid Assets Fund                        $  100,990,658       100,990,658
     Municipal Assets Fund                     $   35,574,100        35,574,100
     Government Assets Fund                    $  154,473,179       154,473,179
     Limited Term Bond Fund                    $   39,280,349         3,923,783
     Income Fund                               $  103,375,637        10,204,762
     Municipal Bond Fund                       $   48,201,354         4,505,968
     Balanced Fund                             $   54,403,937         3,746,341
     Equity Fund                               $  414,473,997        20,966,465
     Aggressive Growth Fund                    $   92,960,320         5,840,557

     At the close of business on February 18, 1998, the Vintage Mutual Funds, Inc., acquired the assets and assumed the identifiable liabilities of the Capital Value Funds, Inc., and the IMG Core Stock Fund. The net assets, including the following amounts of capital stock and unrealized appreciation that was combined with the Vintage Mutual Funds, Inc., for the acquired Fund at the close of business on February 18, 1998, were as follows:

                                                                    UNREALIZED
     ACQUIRED FUND                                NET ASSETS       APPRECIATION
     -------------                                ----------       ------------
     Capital Value Funds, Inc.
       Equity Portfolio                        $   19,047,810         4,139,358
       Total Return Portfolio                  $   12,170,101         1,571,382
       Fixed Income Portfolio                  $   10,431,503           152,525
     IMG Core Stock Fund                       $   12,521,493         2,180,745

VINTAGE MUTUAL FUNDS, INC.

                                 MARCH 31, 1998

     In exchange for the acquired Funds, the Vintage Mutual Funds, Inc., issued the following capital stock:

     VINTAGE MUTUAL FUNDS, INC.               NUMBER OF SHARES    NAV PER SHARE
     Equity Fund                                    1,596,829           $ 19.77
     Balanced Fund                                    838,161           $ 14.52
     Bond Fund                                      1,041,068           $ 10.02

     The Government Assets Fund offers two classes of shares. T Shares are normally offered through trust organizations or others providing shareholder services such as establishing and maintaining records and accounts for their customers who invest in T Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customers' inquiries regarding their accounts. S Shares are offered directly or through other broker-dealers. S Shares accrue daily dividends in the same manner as T Shares except that S Shares bear distribution and/or shareholder administrative servicing fees which T Shares do not. Differences in class level expenses may affect performance.

     Liquid Assets Fund and Municipal Assets Fund offer multiple classes of shares. S Shares are offered to customers of banks. S Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their own customers. T Shares may be purchased only by financial institutions acting on their own behalf or on behalf of certain customers' accounts. I Shares may be purchased by individual and institutional investors directly from the Fund's Distributor. T Shares and I Shares accrue daily dividends in the same manner as S Shares except that each class bears separate distribution and/or shareholder servicing fees. Liquid Assets Fund also offers S2 Shares which are offered through financial institutions providing automatic "sweep" investment programs to their own customers.

     The Vintage Equity Fund offers two classes of shares. T Shares of the Vintage Equity Fund are offered solely to fiduciary accounts of AMCORE Investment Group, N.A., over which AMCORE Investment Group, N.A. exercises investment discretion. The Vintage Equity Fund also offers S Shares which accrue dividends in the same manner as T Shares except that each class bears separate distribution and/or shareholder servicing fees.

     Each class of shares has equal rights as to earnings, assets, and voting privileges except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VINTAGE MUTUAL FUNDS, INC.

                                 MARCH 31, 1998

     SECURITIES VALUATION:

     Investments of the Government Assets Fund, the Liquid Assets Fund and the Municipal Assets Fund (the "money market funds") are valued at amortized cost, which approximates market value. Under the amortized cost method of valuation, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

     Investments in common and preferred stocks, commercial paper, corporate bonds, municipal bonds, U.S. Government securities and U.S. Government agency securities of the Vintage Limited Term Bond Fund, the Vintage Bond Fund, the Vintage Income Fund, the Vintage Municipal Bond Fund, the Vintage Balanced Fund, the Vintage Equity Fund and the Vintage Aggressive Growth Fund (collectively the "variable net asset funds") are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Fixed income securities held in the variable net asset funds are valued on the basis of valuations furnished by a pricing service that utilizes electronic data processing techniques to determine valuations for normal institutional sized trading units of fixed income securities without regard to sale or bid prices when such valuations are believed to more accurately reflect the fair market value of such institutional securities. Otherwise sale or bid prices are used. Fixed income securities having maturities of 60 days or less are valued by the amortized cost method. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value as determined in good faith by the investment advisor under the supervision of the Fund's Board of Directors. The difference between the cost and market values of investments held by the variable net asset funds is reflected as either unrealized appreciation or depreciation.

     SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis. Original issue discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Dividends are recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined on the identified cost basis.

     REPURCHASE AGREEMENTS:

     The Fund may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that the investment advisor, Investors Management Group ("IMG"), deems creditworthy under guidelines approved by the Fund's Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. An independent custodian must receive delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to 102% of the resale price, and will not be less than 100% of the resale price over the term of the agreement. The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under an agreement to repurchase, is required to maintain, with the Fund's custodian, the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

VINTAGE MUTUAL FUNDS, INC.

                                 MARCH 31, 1998


     LOAN CERTIFICATES:

     The Liquid Assets Fund may invest in FmHA Guaranteed Loan Certificates which represent interests in the guaranteed portion of Farmer's Home Administration ("FmHA") loans issued by one or more guaranteed loan trusts subject to repurchase on no more than 5 business days' written notice. The Loan Certificates are diversified through limitations on certificates sold by any one individual bank.

     TRUST CERTIFICATES:

     The Liquid Assets Fund may invest in U. S. Government Guaranteed Student Loans (the Trust) which represent interests in student loans sold by certain Iowa banks subject to repurchase, on no more than 7 days written notice. The Trust and, accordingly, the Trust Certificates are diversified through a limitation on certificates sold by any individual bank. Each individual bank may not sell more than 5 percent of the outstanding Trust Certificates.

     SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS:

     Each fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. At March 31, 1998 no such purchase commitments were outstanding.

     DIVIDENDS TO SHAREHOLDERS:

     Dividends from net investment income are declared daily and paid monthly for the Government Assets Fund, the Liquid Assets Fund and the Municipal Assets Fund. Dividends from net investment income are declared and paid monthly for the Vintage Income Fund and the Vintage Municipal Bond Fund. Dividends from net investment income are declared and paid quarterly for the Vintage Limited Term Bond Fund, the Vintage Bond Fund, the Vintage Balanced Fund, the Vintage Equity Fund and the Vintage Aggressive Growth Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds.

     FEDERAL TAXES:

     The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund. Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from

VINTAGE MUTUAL FUNDS, INC.

                                 MARCH 31, 1998


     net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. It is unlikely the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

     On the statement of assets and liabilities, as a result of permament book-to-tax differences, paid-in capital, undistributed net investment income, and accumulated net realized gains (losses) on investment transactions have been increased (decreased) in reclassification adjustments as follows:

                                                 UNDISTRIBUTED      ACCUMULATED
                                       PAID-IN   NET INVESTMENT    NET REALIZED
                                       CAPITAL         INCOME     GAINS (LOSSES)
                                       -------         ------     --------------
     Government Assets Fund         $   (15,477)       15,477             ----
     Limited Term Bond Fund         $       (12)           12             ----
     Bond Fund                      $     ----         21,335          (21,335)
     Income Fund                    $  (100,829)      100,829             ----
     Municipal Bond Fund            $        (8)            8             ----
     Balanced Fund                  $      (320)          320             ----
     Equity Fund                    $  (203,074)      386,290         (183,216)
     Aggressive Growth Fund         $  (515,951)      567,712          (51,761)

     EXPENSES:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets.

3.   PURCHASES AND SALES OF SECURITIES:

     Purchases and sales of securities (excluding short-term securities) for the period ended March 31, 1998 are as follows:

                                             PURCHASES      PROCEEDS FROM SALES
                                             ---------      -------------------
     Limited Term Bond Fund...............$   27,086,508         27,860,319
     Bond Fund............................$   13,583,204         12,256,133
     Income Fund..........................$   47,576,222         33,014,431
     Municipal Bond Fund..................$   16,141,691         16,405,175
     Balanced Fund........................$   41,248,438         22,904,309
     Equity Fund..........................$  279,787,987        273,017,067
     Aggressive Growth Fund...............$   63,628,188         39,789,759

VINTAGE MUTUAL FUNDS, INC.

                                 MARCH 31, 1998

4.   RELATED PARTY TRANSACTIONS:

     Under terms of a prior investment advisory agreement that ended February 13, 1998, the Fund paid IMG a fee for management of the Fund's assets. The annual fees for such services were 0.50 percent of the average daily net assets of the IMG Core Stock Fund and 0.30 percent of the average daily net assets of the IMG Bond Fund. Also under the terms of prior investment advisory agreements that ended February 13, 1998, the predecessor funds, Liquid Assets Fund and Municipal Assets Fund paid IMG fees for management of assets at an annual rate of 0.25 percent of average daily assets up to $200 million and at a sliding rate from 0.24 percent to 0.20 percent of average daily assets exceeding $200 million. Also under the terms of a prior investment advisory agreement that ended February 13, 1998, investment advisory services were provided to the predecessor AMCORE Vintage Mutual Funds by AMCORE Capital Management, Inc. at annual rates as follows:

          AMCORE Vintage U.S. Government Obligations Fund       0.40 percent
          AMCORE Vintage Fixed Total Return Fund                0.75 percent
          AMCORE Vintage Fixed Income Fund                      0.60 percent
          AMCORE Vintage Intermediate Tax-Free Fund             0.60 percent
          AMCORE Vintage Balanced Fund                          0.75 percent
          AMCORE Vintage Equity Fund                            0.75 percent
          AMCORE Vintage Aggressive Growth Fund                 0.95 percent


     Effective February 14, 1998, the Fund entered into a new investment advisory agreement with IMG. Under the terms of the investment advisory agreement, IMG is entitled to receive fees computed daily based on a percentage of the average daily net assets of each Fund as follows:

          Government Assets Fund                                0.40 percent
          Liquid Assets Fund                                    0.35 percent
          Municipal Assets Fund                                 0.35 percent
          Vintage Limited Term Bond Fund                        0.60 percent
          Vintage Bond Fund                                     0.55 percent
          Vintage Income Fund                                   0.60 percent
          Vintage Municipal Bond Fund                           0.60 percent
          Vintage Balanced Fund                                 0.75 percent
          Vintage Equity Fund                                   0.75 percent
          Vintage Aggressive Growth Fund                        0.95 percent

     Under the terms of a prior administrative services agreement that ended February 13, 1998, the IMG Mutual Funds paid IMG to provide certain information and administrative services to the Fund. The annual fees for such services ranged from 0.10 percent to 0.25 percent of average daily net assets, depending on the class of shares owned. Also under the terms of prior administrative services agreements that ended February 13, 1998, the predecessor funds, Liquid Assets Fund and Municipal Assets Fund paid IMG fees for such services at an annual rate of 0.035 percent of average daily assets.

VINTAGE MUTUAL FUNDS, INC.

                                 MARCH 31, 1998

     Effective  February 14,  1998,  the Funds  entered  into a  management  and administration agreement with IMG pursuant to which the Funds pay administrative fees at an annual rate of 0.21 percent of the average daily net assets for the Government Assets Fund, 0.06 percent of the average daily net assets for the Liquid Assets Fund and Municipal Assets Fund and
     0.26 percent of the average daily net assets for the Vintage Limited Term Bond Fund, the Vintage Bond Fund, the Vintage Income Fund, the Vintage Municipal Bond Fund, the Vintage Balanced Fund, the Vintage Equity Fund and the Vintage Aggressive Growth Fund.

     Under a prior shareholder services plan, the Liquid Assets Fund and the Municipal Assets Fund were authorized to pay fees not to exceed an annual rate of 0.25 percent of the average daily net asset value invested in Trust Shares of each Fund to compensate financial service firms for servicing of shareholder accounts.

     Effective February 14, 1998, the Fund has adopted an Administrative Services Plan (the "Services Plan") pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a "Participating Organization"), which may include AMCORE Financial, Inc., its correspondent and affiliated banks, which agree to provide certain ministerial, recordkeeping and/or administrative support services for their customers or account holders (collectively, "customers") who are beneficial or record owner of Shares of that Fund. In consideration for such services, a Participating Organization receives a fee from a Fund, computed daily and paid monthly, at an annual rate of up to 0.25 percent of the average daily net asset value of Shares of that Fund owned beneficially or of record by such Participating Organization's customers for whom the Participating Organization provides such services.

     Under the terms of a prior distribution agreement that ended February 13, 1998, certain of the Funds paid IMG Financial Services, Inc. as distributor for the marketing and distribution of the shares of the Fund. The fees for such services for the IMG Core Stock Fund were 0.40 percent and 0.15 percent of the average daily net assets of the Advisor and Select Shares, respectively. Fees paid by the IMG Bond Fund were 0.25 percent and 0.15 percent of the average daily net assets of the Advisor and Select Shares, respectively. Likewise, under the terms of prior distribution agreements that ended February 13, 1998, IMG Financial Services, Inc. received distribution fees at an annual rate of 0.75 percent for Sweep Shares of the Liquid Assets Fund and 0.50 percent for S2 Shares of the Liquid Assets Fund and Sweep Shares of the Municipal Assets Fund. Under terms of a prior distribution agreement which ended February 13, 1998, the AMCORE Vintage Mutual Funds were authorized to pay or reimburse BISYS Fund Services Limited Partnership, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.25 percent of the average daily net assets of each of the Funds. No amounts were paid under the terms of this agreement.

     BISYS Fund Services Limited Partnership serves as distributor to the Fund pursuant to the Distribution Agreement effective February 14, 1998. The distributor receives no compensation under the Distribution Agreement with the Fund, but may receive compensation under a distribution and Shareholder Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act under which the Funds are authorized to pay the distributor for payments it makes to Participating Organizations. As authorized by the Plan, the distributor will enter into Shareholder Agreements with Participating Organizations, including AMCORE Financial, Inc., or its affiliates, pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with Shares of a Fund purchased and held by customers of the Participating Organization. The distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement. The maximum fee is 0.50 percent on S Shares of the

VINTAGE MUTUAL FUNDS, INC.

                                 MARCH 31, 1998

     Liquid Assets Fund and 0.25 percent on all other Classes and Funds. Currently, such fees are limited to 0.40 percent for S Shares of the Liquid Assets Fund, 0.15 percent for S2 Shares of the Liquid Assets Fund, 0.15 percent for S Shares of the Municipal Assets Fund and 0.00 percent for all other Classes and Funds. However, IMG as advisor and administrator of the Fund may in its sole discretion make payments to the distributor to supplement shareholder fees paid by the Fund up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Fund.

     IMG also serves as the Fund's transfer agent to certain classes of the Government Assets, Liquid Assets and Municipal Assets Funds, pursuant to a Transfer Agency Agreement with the Funds and receives a fee for such services. BISYS Fund Services, Inc., serves as transfer agent to the other classes and Funds pursuant to a Transfer Agency Agreement with the Funds and receives a fee for such services. IMG also provides fund accounting services for the Funds pursuant to a Fund Accounting Agreement and receives a fee for such services.

     Information regarding these transactions is as follows for the period ended March 31, 1998:



                                                                   GOVERNMENT         MUNICIPAL          LIQUID
                                                                   ASSETS FUND       ASSETS FUND       ASSETS FUND
                                                                   -----------       -----------       -----------
     INVESTMENT ADVISORY FEES:
     Annual fee (percentage of average net assets)                   .40%             .25%                .27%
     ADMINISTRATION FEES:
     Annual fee (percentage of average net assets)                   .20%             .07%                .07%
     DISTRIBUTION AND ADMINISTRATIVE SERVICE FEES:
     Annual fee (percentage of average net assets)                   .25%             .29%                .60%


                                                                  LIMITED TERM          BOND             INCOME
                                                                    BOND FUND           FUND              FUND
                                                                    ---------           ----              ----
     INVESTMENT ADVISORY FEES:
     Annual fee (percentage of average net assets)                   .73%             .31%                .60%
     ADMINISTRATION FEES:
     Annual fee (percentage of average net assets)                   .21%             .22%                .21%
     DISTRIBUTION AND ADMINISTRATIVE SERVICE FEES:
     Annual fee (percentage of average net assets)                   .49%             .22%                .49%


                                                                 MUNICIPAL BOND       BALANCED           EQUITY
                                                                      FUND              FUND              FUND
                                                                      ----              ----              ----
     INVESTMENT ADVISORY FEES:
     Annual fee (percentage of average net assets)                   .60%             .75%                .75%
     ADMINISTRATION FEES:
     Annual fee (percentage of average net assets)                   .21%             .21%                .21%
     DISTRIBUTION AND ADMINISTRATIVE SERVICE FEES:
     Annual fee (percentage of average net assets)                   .49%             .47%                .50%


VINTAGE MUTUAL FUNDS, INC.

                                 MARCH 31, 1998


                                                                   AGGRESSIVE
                                                                   GROWTH FUND
                                                                   -----------
     INVESTMENT ADVISORY FEES:
     Annual fee (percentage of average net assets)                    .95%
     ADMINISTRATION FEES:
     Annual fee (percentage of average net assets)                    .21%
     DISTRIBUTION AND ADMINISTRATIVE SERVICE FEES:
     Annual fee (percentage of average net assets)                    .48%

5.   FEDERAL INCOME TAXES:

     For federal income tax purposes, the following Funds have capital loss carryforwards as of March 31, 1998, which are available to offset future capital gains, if any:
                                              AMOUNT                   EXPIRES
                                              ------                   -------
     Government Assets Fund                $    16,387                2001-2002
     Limited Term Bond Fund                $   133,640                  2004
     Income Fund                           $ 2,399,611                2002-2005

6.   FEDERAL INCOME TAX INFORMATION:

     During the year ended March 31, 1998, the Funds declared long-term capital distributions in the following amounts:

                                             28% GAINS              20% GAINS
                                             ---------              ---------
     Bond Fund                             $     ----                  88,804
     Municipal Bond Fund                   $     ----                  62,080
     Balanced Fund                         $     237,794              804,551
     Equity Fund                           $  17,484,974           29,540,214
     Aggressive Growth Fund                $   1,349,453              983,392

     For the taxable year ended March 31, 1998, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

                                                  QUALIFIED
                                               DIVIDEND INCOME
                                               ---------------

     Balanced Fund                                 17.0%
     Equity Fund                                   34.2%
     Aggressive Growth Fund                        11.7%

     During the year ended March 31, 1998, the Municipal Bond Fund declared $1,733,219 of tax-exempt income distributions and during the nine month period ended March 31, 1998, the Municipal Assets Fund declared $755,733 of tax-exempt income distributions.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

VINTAGE MUTUAL FUNDS, INC.
FINANCIAL HIGHLIGHTS


                                                INVESTMENT ACTIVITIES                      DISTRIBUTIONS
                                     ----------------------------------------------  --------------------------------------
                                                                                                 FROM NET
                                       NAV        NET     NET REALIZED/  TOTAL FROM   FROM NET  REALIZED AND      TOTAL
                                     BEGINNING INVESTMENT   UNREALIZED   INVESTMENT  INVESTMENT  UNREALIZED   DIVIDENDS AND
                                     OF PERIOD   INCOME   GAINS/(LOSSES) ACTIVITIES    INCOME       GAINS     DISTRIBUTIONS
                                     ---------   ------   -------------  ----------    ------       -----     -------------
GOVERNMENT ASSETS FUND "T" SHARES
  Year Ended March 31, 1998            $ 1.00      0.05        0.00         0.05       (0.05)       0.00        (0.05)
  Year Ended March 31, 1997            $ 1.00      0.05        0.00         0.05       (0.05)       0.00        (0.05)
  Year Ended March 31, 1996            $ 1.00      0.05        0.00         0.05       (0.05)       0.00        (0.05)
  Year Ended March 31, 1995            $ 1.00      0.04        0.00         0.04       (0.04)       0.00        (0.04)
  Year Ended March 31, 1994            $ 1.00      0.03        0.00         0.03       (0.03)       0.00        (0.03)
  Dec. 21, 1992 to March 31, 1993*     $ 1.00      0.01        0.00         0.01       (0.01)       0.00        (0.01)

LIQUID ASSETS FUND "S" SHARES
  Nine Months Ended March 31, 1998     $ 1.00      0.03        0.00         0.03       (0.03)       0.00        (0.03)
  Year Ended June 30, 1997             $ 1.00      0.05        0.00         0.05       (0.05)       0.00        (0.05)
  Year Ended June 30, 1996             $ 1.00      0.05        0.00         0.05       (0.05)       0.00        (0.05)
  Year Ended June 30, 1995             $ 1.00      0.05        0.00         0.05       (0.05)       0.00        (0.05)
  Year Ended June 30, 1994             $ 1.00      0.03        0.00         0.03       (0.03)       0.00        (0.03)
  Year Ended June 30, 1993             $ 1.00      0.03        0.00         0.03       (0.03)       0.00        (0.03)
  Year Ended June 30, 1992             $ 1.00      0.04        0.00         0.04       (0.04)       0.00        (0.04)
  Year Ended June 30, 1991             $ 1.00      0.06        0.00         0.06       (0.06)       0.00        (0.06)
  Year Ended June 30, 1990             $ 1.00      0.07        0.00         0.07       (0.07)       0.00        (0.07)
  Year Ended June 30, 1989             $ 1.00      0.08        0.00         0.08       (0.08)       0.00        (0.08)
  Year Ended June 30, 1988             $ 1.00      0.06        0.00         0.06       (0.06)       0.00        (0.06)

LIQUID ASSETS FUND "S2" SHARES
  Nine Months Ended March 31, 1998     $ 1.00      0.04        0.00         0.04       (0.04)        0.00       (0.04)
  February 27, 1997 to June 30, 1997*  $ 1.00      0.02        0.00         0.02       (0.02)        0.00       (0.02)

LIQUID ASSETS FUND "T" SHARES
  Nine Months Ended March 31, 1998     $ 1.00      0.04        0.00         0.04       (0.04)        0.00       (0.04)
  January 2, 1997 to June 30, 1997*    $ 1.00      0.03        0.00         0.03       (0.03)        0.00       (0.03)

LIQUID ASSETS FUND "I" SHARES
  Nine Months Ended March 31, 1998     $ 1.00      0.04        0.00         0.04       (0.04)        0.00       (0.04)
  October 29, 1996 to June 30, 1997*   $ 1.00      0.04        0.00         0.04       (0.04)        0.00       (0.04)

MUNICIPAL ASSETS FUND "S" SHARES
  Nine Months Ended March 31, 1998     $ 1.00      0.02        0.00         0.02       (0.02)       0.00        (0.02)
  Year Ended June 30, 1997             $ 1.00      0.03        0.00         0.03       (0.03)       0.00        (0.03)
  Year Ended June 30, 1996             $ 1.00      0.03        0.00         0.03       (0.03)       0.00        (0.03)
  Year Ended June 30, 1995             $ 1.00      0.03        0.00         0.03       (0.03)       0.00        (0.03)
  Year Ended June 30, 1994             $ 1.00      0.02        0.00         0.02       (0.02)       0.00        (0.02)
  Year Ended June 30, 1993             $ 1.00      0.02        0.00         0.02       (0.02)       0.00        (0.02)
  Year Ended June 30, 1992             $ 1.00      0.03        0.00         0.03       (0.03)       0.00        (0.03)
  Year Ended June 30, 1991             $ 1.00      0.04        0.00         0.04       (0.04)       0.00        (0.04)
  Year Ended June 30, 1990             $ 1.00      0.05        0.00         0.05       (0.05)       0.00        (0.05)
  Year Ended June 30, 1989             $ 1.00      0.05        0.00         0.05       (0.05)       0.00        (0.05)
  Year Ended June 30, 1988             $ 1.00      0.04        0.00         0.04       (0.04)       0.00        (0.04)



  *  Period from commencement of operations
 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the rations would have been as indicated.

 (a) Not annualized
 (b) Annualized

                                   CONTINUED



                                                              TOTAL RETURN/RATIOS/SUPPLEMENTAL DATA
                                     -----------------------------------------------------------------------------------------------
                                                                           RATIO OF    RATIO OF INVEST-  RATIO OF   RATIO OF NET IN-
                                        NAV                NET ASSETS     EXPENSES TO     MENT INCOME    EXPENSES   VESTMENT INCOME
                                        END       TOTAL   END OF PERIOD     AVERAGE       TO AVERAGE    TO AVERAGE     TO AVERAGE
                                     OF PERIOD   RETURN   (000 OMITTED)   NET ASSETS      NET ASSETS    NET ASSETS**   NET ASSETS**
                                     ---------   ------   -------------   ----------      ----------    ------------   ------------
GOVERNMENT ASSETS FUND "T" SHARES
  Year Ended March 31, 1998             $1.00      4.72%     $155,130         0.73%           4.79%          0.98%        4.54%
  Year Ended March 31, 1997             $1.00      4.62%     $158,698         0.76%           4.53%          1.01%        4.28%
  Year Ended March 31, 1996             $1.00      5.24%     $153,836         0.54%           5.08%          0.72%        4.90%
  Year Ended March 31, 1995             $1.00      4.32%     $137,888         0.50%           4.26%          0.98%        3.78%
  Year Ended March 31, 1994             $1.00      2.73%     $105,345         0.56%           2.70%          1.02%        2.23%
  Dec. 21, 1992 to March 31, 1993*      $1.00      0.75%(a)  $ 87,928         0.58%(b)        2.68%(b)       1.14%(b)     2.12%(b)

LIQUID ASSETS FUND "S" SHARES
  Nine Months Ended March 31, 1998      $1.00      3.43%(a)  $69,514          1.20%(b)        4.57%(b)       ----         ----
  Year Ended June 30, 1997              $1.00      4.46%     $60,663          1.20%           4.46%          ----         ----
  Year Ended June 30, 1996              $1.00      4.68%     $179,633         1.20%           4.68%          ----         ----
  Year Ended June 30, 1995              $1.00      4.66%     $167,085         1.20%           4.66%          ----         ----
  Year Ended June 30, 1994              $1.00      2.66%     $141,018         1.18%           2.66%          ----         ----
  Year Ended June 30, 1993              $1.00      2.72%     $123,949         1.16%           2.72%          ----         ----
  Year Ended June 30, 1992              $1.00      4.37%     $117,238         1.16%           4.37%          ----         ----
  Year Ended June 30, 1991              $1.00      6.31%     $111,405         1.15%           6.31%          ----         ----
  Year Ended June 30, 1990              $1.00      7.40%     $104,014         1.16%           7.40%          ----         ----
  Year Ended June 30, 1989              $1.00      7.62%     $93,335          1.17%           7.62%          ----         ----
  Year Ended June 30, 1988              $1.00      5.74%     $ 73,525         1.15%           5.74%          ----         ----

LIQUID ASSETS FUND "S2" SHARES
  Nine Months Ended March 31, 1998      $1.00      3.68%(a)  $ 5,453          0.87%(b)        4.91%(b)       ----         ----
  February 27, 1997 to June 30, 1997*   $1.00      1.66%(a)  $ 1,773          0.85%(b)        4.79%(b)       0.95%        4.69%

LIQUID ASSETS FUND "T" SHARES
  Nine Months Ended March 31, 1998      $1.00      3.81%(a)  $16,147          0.70%(b)        5.07%(b)       ----         ----
  January 2, 1997 to June 30, 1997*     $1.00      2.51%(a)  $17,859          0.70%(b)        4.96%(b)       ----         ----

LIQUID ASSETS FUND "I" SHARES
  Nine Months Ended March 31, 1998      $1.00      3.98%(a)  $13,729          0.47%(b)        5.31%(b)       ----         ----
  October 29, 1996 to June 30, 1997*    $1.00      3.51%(a)  $ 2,356          0.45%(b)        5.19%(b)       ----         ----

MUNICIPAL ASSETS FUND "S" SHARES
  Nine Months Ended March 31, 1998      $1.00      2.13%(a)  $ 7,102          0.94%(b)        2.84%(b)       ----         ----
  Year Ended June 30, 1997              $1.00      2.90%     $ 4,664          0.93%           2.90%          1.15%        2.68%
  Year Ended June 30, 1996              $1.00      2.64%     $10,146          1.48%           2.64%          ----         ----
  Year Ended June 30, 1995              $1.00      2.53%     $16,130          1.38%           2.53%          ----         ----
  Year Ended June 30, 1994              $1.00      1.53%     $21,355          1.35%           1.53%          ----         ----
  Year Ended June 30, 1993              $1.00      1.69%     $23,764          1.35%           1.69%          ----         ----
  Year Ended June 30, 1992              $1.00      3.06%     $29,670          1.37%           3.06%          ----         ----
  Year Ended June 30, 1991              $1.00      4.40%     $26,683          1.39%           4.40%          ----         ----
  Year Ended June 30, 1990              $1.00      4.96%     $15,077          1.63%           4.96%          ----         ----
  Year Ended June 30, 1989              $1.00      5.10%     $12,619          1.50%           5.10%          ----         ----
  Year Ended June 30, 1988              $1.00      3.94%     $ 14,528         1.52%           3.94%          ----         ----



  *  Period from commencement of operations
 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the rations would have been as indicated.

 (a) Not annualized
 (b) Annualized

                                   CONTINUED

VINTAGE MUTUAL FUNDS, INC.
FINANCIAL HIGHLIGHTS


                                                INVESTMENT ACTIVITIES                      DISTRIBUTIONS
                                     ----------------------------------------------  --------------------------------------
                                                                                                 FROM NET
                                       NAV        NET     NET REALIZED/  TOTAL FROM   FROM NET  REALIZED AND      TOTAL
                                     BEGINNING INVESTMENT   UNREALIZED   INVESTMENT  INVESTMENT  UNREALIZED   DIVIDENDS AND
                                     OF PERIOD   INCOME   GAINS/(LOSSES) ACTIVITIES    INCOME       GAINS     DISTRIBUTIONS
                                     ---------   ------   -------------  ----------    ------       -----     -------------
MUNICIPAL ASSETS FUND "T" SHARES
  Nine Months Ended March 31, 1998     $ 1.00      0.02        0.00         0.02       (0.02)       0.00        (0.02)
  January 2, 1997 to June 30, 1997*    $ 1.00      0.02        0.00         0.02       (0.02)       0.00        (0.02)

MUNICIPAL ASSETS FUND "I" SHARES
  Nine Months Ended March 31, 1998     $ 1.00      0.02        0.00         0.02       (0.02)       0.00        (0.02)
  March 27, 1997 to June 30, 1997*     $ 1.00      0.01        0.00         0.01       (0.01)       0.00        (0.01)

LIMITED TERM BOND FUND
  Year Ended March 31, 1998            $ 9.69      0.46        0.35         0.81       (0.51)(c)    ----        (0.51)
  Year Ended March 31, 1997            $ 9.89      0.50       (0.20)        0.30       (0.50)       ----        (0.50)
  June 15, 1995 to March 31, 1996*     $10.00      0.44       (0.11)        0.33       (0.43)      (0.01)       (0.44)

BOND FUND - INVESTOR SHARES
  July 7, 1995 to April 5, 1996***     $10.00      0.43       (0.14)        0.29       (0.41)      (0.01)       (0.42)

BOND FUND - SELECT SHARES
  Eleven Months Ended March 31, 1998   $ 9.82      0.66        0.33         0.99       (0.66)      (0.29)       (0.95)
  Year Ended April 30, 1997            $ 9.78      0.62        0.05         0.67       (0.62)       0.00        (0.62)
  July 7, 1995 to April 30, 1996*      $10.00      0.49       (0.28)        0.21       (0.43)      (0.01)       (0.43)

BOND FUND - INSTITUTIONAL SHARES
  May 1, 1997 to Feb. 13, 1998****     $ 9.82      0.52        0.47         0.99       (0.63)      (0.17)       (0.80)
  Year Ended April 30, 1997            $ 9.79      0.64        0.04         0.68       (0.65)       0.00        (0.65)
  July 7, 1995 to April 30, 1996*      $10.00      0.49       (0.25)        0.24       (0.44)      (0.01)       (0.45)

INCOME FUND
  Year Ended March 31, 1998            $ 9.70      0.50        0.38         0.88       (0.54)(c)    0.00        (0.54)
  Year Ended March 31, 1997            $ 9.93      0.54       (0.24)        0.30       (0.53)       0.00        (0.53)
  Year Ended March 31, 1996            $ 9.71      0.61        0.23         0.84       (0.62)       0.00        (0.62)
  Year Ended March 31, 1995            $ 9.92      0.54       (0.22)        0.32       (0.53)       0.00        (0.53)
  Year Ended March 31, 1994            $10.28      0.59       (0.33)        0.26       (0.59)      (0.03)       (0.62)
  December 15, 1992 to 31, 1993*       $10.00      0.18        0.27         0.45       (0.17)       0.00        (0.17)

MUNICIPAL BOND FUND
  Year Ended March 31, 1998            $10.22      0.40        0.40         0.80       (0.40)      (0.02)       (0.42)
  Year Ended March 31, 1997            $10.27      0.38       (0.05)        0.33       (0.38)       0.00        (0.38)
  Year Ended March 31, 1996            $ 9.97      0.43        0.30         0.73       (0.43)       0.00        (0.43)
  Year Ended March 31, 1995            $ 9.91      0.43        0.07         0.50       (0.43)      (0.01)       (0.44)
  Year Ended March 31, 1994            $10.05      0.42       (0.13)        0.29       (0.42)      (0.01)       (0.43)
  Feb. 16, 1993 to March 31, 1993*     $10.00      0.05        0.04         0.09       (0.04)       0.00        (0.04)



   *  Period from commencement of operations
  ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 *** Investor Shares were converted to Select Shares on April 5, 1996 at which time Investor Shares ceased to be issued.
**** Institutional Shares were converted to Select Shared on Februery 13, 1998 at which time the Bond Fund became a single class fund.
  (a) Not annualized
  (b) Annualized
  (c) Includes .04 per share and .02 per share of distributions in excess of net investment income for Limited Term Bond Fund and Income Fund, respectively, for the year ended March 31, 1998.

                                   CONTINUED



                                                             TOTAL RETURN/RATIOS/SUPPLEMENTAL DATA
                                   -------------------------------------------------------------------------------------------------
                                                                     RATIO OF   RATIO OF INVEST- RATIO OF  RATIO OF NET IN-
                                      NAV              NET ASSETS   EXPENSES TO  MENT INCOME     EXPENSES  VESTMENT INCOME
                                      END     TOTAL   END OF PERIOD   AVERAGE    TO AVERAGE    TO AVERAGE   TO AVERAGE     PORTFOLIO
                                   OF PERIOD  RETURN  (000 OMITTED) NET ASSETS   NET ASSETS    NET ASSETS** NET ASSETS**   TURNOVER
                                   ---------  ------  ------------- ----------   ----------    ------------ ------------   ---------

MUNICIPAL ASSETS FUND "T" SHARES
  Nine Months Ended March 31, 1998    $ 1.00    2.31%(a)  $ 12,005     0.69%(b)       3.09%(b)      ----         ----        N/A
  January 2, 1997 to June 30, 1997*   $ 1.00    1.61%(a)  $ 25,036     0.66%(b)       3.17%(b)      0.90%        2.93%       N/A

MUNICIPAL ASSETS FUND "I" SHARES
  Nine Months Ended March 31, 1998    $ 1.00    2.49%(a)  $ 20,010     0.46%(b)       3.32%(b)      ----         ----        N/A
  March 27, 1997 to June 30, 1997*    $ 1.00    1.20%(a)  $      7     0.41%(b)       3.42%(b)      0.65%        3.18%       N/A

LIMITED TERM BOND FUND
  Year Ended March 31, 1998           $ 9.99    8.51%(a)  $ 37,777     1.35%          4.60%         1.60%        4.35%      80.26%
  Year Ended March 31, 1997           $ 9.69    3.13%     $ 38,835     1.40%          5.18%         1.65%        4.93%      70.63%
  June 15, 1995 to March 31, 1996*    $ 9.89    3.40%(a)  $ 41,178     1.18%(b)       5.53%(b)      1.18%(b)     5.53%(b)   69.30%

BOND FUND - INVESTOR SHARES
  July 7, 1995 to April 5, 1996***    $ 9.87    2.91%(a)  $      0     1.00%(b)       6.02%(b)      ----         ----       60.43%

BOND FUND - SELECT SHARES
  Eleven Months Ended March 31, 1998  $ 9.86   10.30%(a)  $  7,213     0.88%(b)       7.66%(b)      ----         ----      225.79%
  Year Ended April 30, 1997           $ 9.83    6.97%     $  3,201     0.83%          6.16%         ----         ----       42.22%
  July 7, 1995 to April 30, 1996*     $ 9.78    2.10%(a)  $  3,642     0.80%(b)       6.24%(b)      ----         ----       60.43%

BOND FUND - INSTITUTIONAL SHARES
  May 1, 1997 to Feb. 13, 1998****    $10.01   10.11%     $  1,970     0.65%          6.76%         ----         ----       42.22%
  Year Ended April 30, 1997           $ 9.82    7.19%     $  4,360     0.63%          6.36%         ----         ----       42.22%
  July 7, 1995 to April 30, 1996*     $ 9.79    2.27%(a)  $  4,363     0.60%(b)       6.40%(b)      ----         ----       60.43%


INCOME FUND
  Year Ended March 31, 1998           $10.04    9.31%     $104,604     1.15%          5.04%         1.40%        4.79%      52.03%
  Year Ended March 31, 1997           $ 9.70    3.14%     $ 92,031     1.20%          5.52%         1.45%        5.27%      59.70%
  Year Ended March 31, 1996           $ 9.93    8.74%     $ 84,752     0.97%          5.77%         0.97%        5.77%     113.25%
  Year Ended March 31, 1995           $ 9.71    3.46%     $ 81,673     0.94%          5.53%         1.22%        5.26%      32.38%
  Year Ended March 31, 1994           $ 9.92    2.43%     $ 90,301     0.51%          5.74%         1.24%        5.01%      32.03%
  December 15, 1992 to 31, 1993*      $10.28    4.54%(a)  $ 50,127     0.29%(b)       6.58%(b)      1.34%(b)     5.53%(a)   17.44%

MUNICIPAL BOND FUND
  Year Ended March 31, 1998           $10.60    7.89%     $ 48,282     1.21%          3.76%         1.46%        3.51%      36.60%
  Year Ended March 31, 1997           $10.22    3.22%     $ 45,164     1.28%          3.68%         1.53%        3.43%      21.00%
  Year Ended March 31, 1996           $10.27    7.43%     $ 42,436     0.75%          4.21%         1.02%        3.94%      14.21%
  Year Ended March 31, 1995           $ 9.97    5.29%     $ 30,717     0.73%          4.42%         1.30%        3.84%       5.77%
  Year Ended March 31, 1994           $ 9.91    2.79%     $ 32,983     0.57%          4.19%         1.38%        3.37%      13.26%
  Feb. 16, 1993 to March 31, 1993*    $10.05    0.90%(a)  $ 13,043     0.42%(b)       4.31%(b)      1.47%(b)     3.26%(b)    0.00%




   *  Period from commencement of operations
  ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 *** Investor Shares were converted to Select Shares on April 5, 1996 at which time Investor Shares ceased to be issued.
**** Institutional Shares were converted to Select Shared on Februery 13, 1998 at which time the Bond Fund became a single class fund.
  (a) Not annualized
  (b) Annualized
  (c) Includes .04 per share and .02 per share of distributions in excess of net investment income for Limited Term Bond Fund and Income Fund, respectively, for the year ended March 31, 1998.


                       SEE NOTES TO FINANCIAL STATEMENTS

VINTAGE MUTUAL FUNDS, INC.
FINANCIAL HIGHLIGHTS


                                                INVESTMENT ACTIVITIES                      DISTRIBUTIONS
                                     ----------------------------------------------  --------------------------------------
                                                                                                 FROM NET
                                       NAV        NET     NET REALIZED/  TOTAL FROM   FROM NET  REALIZED AND      TOTAL
                                     BEGINNING INVESTMENT   UNREALIZED   INVESTMENT  INVESTMENT  UNREALIZED   DIVIDENDS AND
                                     OF PERIOD   INCOME   GAINS/(LOSSES) ACTIVITIES    INCOME       GAINS     DISTRIBUTIONS
                                     ---------   ------   -------------  ----------    ------       -----     -------------
BALANCED FUND
  Year Ended March 31, 1998            $11.72      0.21        3.67        3.88       (0.21)      (0.34)       (0.55)
  Year Ended March 31, 1997            $11.08      0.18        1.05        1.23       (0.18)      (0.41)       (0.59)
  June 1, 1995 to March 31, 1996*      $10.00      0.24        1.08        1.32       (0.24)       0.00        (0.24)

EQUITY FUND "S" SHARES
  Year Ended March 31, 1998            $16.58      0.00        7.19        7.19       (0.01)      (2.71)       (2.72)
  Year Ended March 31, 1997            $14.48      0.05        2.60        2.65       (0.05)      (0.50)       (0.55)
  Year Ended March 31, 1996            $11.44      0.13        3.27        3.40       (0.13)      (0.23)       (0.36)
  Year Ended March 31, 1995            $10.05      0.15        1.41        1.56       (0.15)      (0.02)       (0.17)
  Year Ended March 31, 1994            $10.20      0.19       (0.14)       0.05       (0.20)       0.00        (0.20)
  Dec. 15, 1992 to March 31, 1993*     $10.00      0.05        0.19        0.24       (0.04)       0.00        (0.04)

EQUITY FUND "T" SHARES
  February 14, 1998 to March 31, 1998  $19.77      0.00        1.28        1.28        ----        ----         ----

AGGRESSIVE GROWTH FUND
  Year Ended March 31, 1998            $11.90     (0.09)       5.61        5.52        0.00       (0.43)       (0.43)
  Year Ended March 31, 1997            $10.88     (0.06)       1.08        1.02        0.00        0.00         0.00
  Sept. 29, 1995 to March 31, 1996*    $10.00      0.00        0.90        0.90        0.00       (0.02)       (0.02)







   *  Period from commencement of operations
  ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
  (a) Not annualized
  (b) Annualized
  (c) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchsed and sold for which commissions were charged. Disclosure is not required for period prior to the year ended March 31, 1997.


                                   CONTINUED



                                                             TOTAL RETURN/RATIOS/SUPPLEMENTAL DATA
                               -----------------------------------------------------------------------------------------------------
                                                               RATIO OF   RATIO OF   **RATIO OF  **RATIO OF NET
                                  NAV             NET ASSETS   EXPENSES  INVESTMENT   EXPENSES     INVESTMENT             AVERAGE
                                  END    TOTAL  END OF PERIOD   TO AVG  INCOME TO AVG  TO AVG    INCOME TO AVG PORTFOLIO COMMISSIONS
                               OF PERIOD RETURN (000 OMITTED) NET ASSETS  NET ASSETS  NET ASSETS  NET ASSETS   TURNOVER RATE PAID(c)
                               --------- ------ ------------- ----------  ----------  ----------- ----------- --------- ------------
BALANCED FUND
Year Ended March 31, 1998           $15.05  33.46%     $63,403   1.38%      1.58%      1.63%        1.33%       101.32%    $0.0657
Year Ended March 31, 1997           $11.72  11.05%     $32,012   1.55%      1.58%      1.80%        1.33%        38.35%    $0.1039
June 1, 1995 to March 31, 1996*     $11.08  13.29%(a)  $13,516   1.32%(b)   2.66%(b)   1.32%(b)     2.66%(b)     61.72%    $0.0000

EQUITY FUND "S" SHARES
Year Ended March 31, 1998           $21.05  45.54%    $196,722   1.31%      0.08%      1.56%        0.33%        72.80%    $0.0439
Year Ended March 31, 1997           $16.58  18.35%    $309,669   1.33%      0.32%      1.58%        0.07%        37.08%    $0.0677
Year Ended March 31, 1996           $14.48  29.96%    $210,950   1.09%      0.96%      1.09%        0.96%        33.23%    $0.0000
Year Ended March 31, 1995           $11.44  15.74%    $149,233   1.07%      1.47%      1.35%        1.19%        20.54%    $0.0000
Year Ended March 31, 1994           $10.05   0.45%    $125,203   0.54%      1.97%      1.37%        1.15%         3.98%    $0.0000
Dec. 15, 1992 to March 31, 1993*    $10.20   2.45%(a)  $74,720   0.23%(b)   2.40%(b)   1.43%(b)     1.20%(b)      0.00%    $0.0000

EQUITY FUND "T" SHARES
February 14, 1998 to March 31, 1998 $21.05   6.40%(a) $275,245   1.19%(b)   0.63%(b)   1.44%(b)     0.38%(b)     72.80%    $0.0439

AGGRESSIVE GROWTH FUND
Year Ended March 31, 1998           $16.99  46.82%     $101,377  1.56%     (0.74%)     1.81%       (0.99%)       86.36%    $0.0490
Year Ended March 31, 1997           $11.90   9.39%      $49,413  1.63%     (0.64%)     1.88%       (0.89%)       45.14%    $0.0941
Sept. 29, 1995 to March 31, 1996*   $10.88   9.10%(a)   $23,319  1.57%(b)   0.08%(b)   1.57%(b)     0.08%(b)      4.31%    $0.0000




   *  Period from commencement of operations
  ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
  (a) Not annualized
  (b) Annualized
  (c) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchsed and sold for which commissions were charged. Disclosure is not required for period prior to the year ended March 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

The Shareholders and Board of Directors
Vintage Mutual Funds, Inc.:

We have audited the statements of assets and liabilities, including the schedules of investments of the Government Assets Fund, Liquid Assets Fund,
Municipal Assets Fund, Vintage Limited Term Bond Fund, Vintage Bond Fund, Vintage Income Fund, Vintage Municipal Bond Fund, Vintage Balanced Fund, Vintage Equity Fund, and Vintage Aggressive Growth Fund (funds within Vintage Mutual Funds, Inc.) as of March 31, 1998; the statements of operations, changes in net assets and financial highlights for the year ended March 31, 1998 for the Government Asset Fund, Vintage Limited Term Bond Fund, Vintage Income Fund, Vintage Municipal Bond Fund, Vintage Balanced Fund, Vintage Equity Fund and Vintage Aggressive Growth Fund; the statements of operations for the period from July 1, 1997 to March 31, 1998 and the year ended June 30, 1997, the statements of changes in net assets for the period from July 1, 1997 to March 31, 1998 and each of the years in the two-years ended June 30, 1997 and the financial highlights for each of the periods presented for the Liquid Assets Fund and Municipal Assets Fund; the related statements of operations for the period from May 1, 1997 to March 31, 1998 and the year ended April 30, 1997, the statements of changes in net assets for the period from May 1, 1997 to March 31, 1998 and each of the years in the two-years ended April 30, 1997 and the financial highlights for each of the periods presented for the Vintage Bond Fund. The statements of operations, changes in net assets and the financial highlights presented for the periods ended or prior to March 31, 1997 for the Government Asset Fund, Vintage Limited Term Bond Fund, Vintage Income Fund, Vintage
Municipal Bond Fund, Vintage Balanced Fund, Vintage Equity Fund and Vintage Aggressive Growth Fund were audited by other auditors whose report thereon dated May 9, 1997, expressed an unqualified opinion on these financial statements and financial highlights. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody were confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we requested confirmations from brokers, and where replies were not received, we carried out other appropriate auditing procedures. An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Vintage Mutual Funds, Inc. as of March 31, 1998, and the results of their operations, the changes in their net assets and the financial highlights for each of the respective years or periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

KPMG PEAT MARWICK LLP


DES MOINES, IOWA
May 8, 1998

                               TABLE OF CONTENTS


                             PERFORMANCE REPORTS AND
                       SCHEDULES OF PORTFOLIO INVESTMENTS
                                     PAGE 5

                      STATEMENTS OF ASSETS AND LIABILITIES
                                     PAGE 37

                            STATEMENTS OF OPERATIONS
                                     PAGE 41

                       STATEMENTS OF CHANGES IN NET ASSETS
                                     PAGE 44

                          NOTES TO FINANCIAL STATEMENTS
                                     PAGE 53

                              FINANCIAL HIGHLIGHTS
                                     PAGE 64

                         REPORT OF INDEPENDENT AUDITORS
                                     PAGE 70

SERVICE PROVIDERS

INVESTMENT ADVISORY AND
ADMINISTRATOR
Investors Management Group
2203 Grand Avenue
Des Moines, Iowa 50312

DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Cline, Williams, Wright, Johnson
& Oldfather
1900 First Bank Building
Lincoln, Nebraska 68508

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
2500 Ruan Center
Des Moines, Iowa 50309